First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments
November 30, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 41.3%
$279,200,000	U.S. Treasury Bond	4.13%	08/15/44	$265,850,750
28,370,000	U.S. Treasury Bond	4.63%	11/15/44	28,957,348
4,183,000	U.S. Treasury Bond	4.25%	08/15/54	4,092,150
287,290,000	U.S. Treasury Bond	4.50%	11/15/54	293,327,577
227,386,000	U.S. Treasury Note	4.13%	10/31/26	227,084,004
314,840,000	U.S. Treasury Note	4.25%	11/30/26	315,313,491
121,495,000	U.S. Treasury Note	4.13%	11/15/27	121,537,713
287,581,000	U.S. Treasury Note	4.13%	10/31/29	288,064,047
533,480,000	U.S. Treasury Note	4.13%	11/30/29	534,667,825
227,593,000	U.S. Treasury Note	4.25%	11/15/34	228,642,063
	Total U.S. Government Bonds and Notes			2,307,536,968
	(Cost $2,304,788,223)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 36.9%
	Collateralized Mortgage Obligations — 0.7%
	Federal Home Loan Mortgage Corporation
299,798	Series 2017-4656, Class EZ	4.00%	02/15/47	283,337
15,610,000	Series 2024-5473, Class BF, 30 Day Average SOFR + 1.30% (a)	6.03%	11/25/54	15,587,642
	Federal National Mortgage Association
1,367,536	Series 2012-20, Class ZT	3.50%	03/25/42	1,282,696
1,541,015	Series 2012-84, Class VZ	3.50%	08/25/42	1,452,166
163,708	Series 2018-38, Class PA	3.50%	06/25/47	159,053
538,157	Series 2018-43, Class CT	3.00%	06/25/48	477,030
100,958	Series 2018-86, Class JA	4.00%	05/25/47	99,785
65,217	Series 2018-94, Class KD	3.50%	12/25/48	60,191
79,623	Series 2019-1, Class KP	3.25%	02/25/49	71,674
17,889	Series 2019-20, Class BA	3.50%	02/25/48	17,620
39,044	Series 2019-52, Class PA	3.00%	09/25/49	34,363
	Government National Mortgage Association
147,280	Series 2018-115, Class DE	3.50%	08/20/48	134,771
162,249	Series 2018-124, Class NW	3.50%	09/20/48	148,396
12,406,366	Series 2018-78, Class NZ	3.50%	06/20/48	11,177,406
3,042,000	Series 2019-1, Class KD	3.50%	01/20/49	2,727,746
281,177	Series 2019-12, Class QA	3.50%	09/20/48	267,709
24,684	Series 2019-71, Class PT	3.00%	06/20/49	22,201
292,902	Series 2019-119, Class JE	3.00%	09/20/49	259,157
922,406	Series 2024-30, Class CF, 30 Day Average SOFR + 1.25% (a)	6.01%	02/20/54	927,019
				35,189,962
	Pass-Through Securities — 36.2%
	Federal Home Loan Mortgage Corporation
45,013	Pool C91981	3.00%	02/01/38	41,792
43,508	Pool G07961	3.50%	03/01/45	40,350
42,410	Pool G08692	3.00%	02/01/46	37,913
1,237,982	Pool G08715	3.00%	08/01/46	1,103,639
24,359	Pool G08721	3.00%	09/01/46	21,708
282,831	Pool G08726	3.00%	10/01/46	252,050
680,607	Pool G08732	3.00%	11/01/46	606,537
88,703	Pool G08738	3.50%	12/01/46	81,898
178,822	Pool G08741	3.00%	01/01/47	159,361
124,942	Pool G08747	3.00%	02/01/47	111,520
86,101	Pool G08748	3.50%	02/01/47	79,498

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$407,636	Pool G08750	3.00%	03/01/47	$363,215
92,690	Pool G08766	3.50%	06/01/47	85,582
249,233	Pool G08788	3.50%	11/01/47	230,119
822,851	Pool G08792	3.50%	12/01/47	759,745
111,226	Pool G08800	3.50%	02/01/48	102,694
167,171	Pool G08816	3.50%	06/01/48	154,347
42,756	Pool G08833	5.00%	07/01/48	42,863
8,505	Pool G08838	5.00%	09/01/48	8,522
152,647	Pool G08843	4.50%	10/01/48	148,849
33,671	Pool G08844	5.00%	10/01/48	33,644
84,440	Pool G08849	5.00%	11/01/48	84,572
1,077,889	Pool G60038	3.50%	01/01/44	1,006,804
284,964	Pool G60080	3.50%	06/01/45	264,129
576,034	Pool G60344	4.00%	12/01/45	550,451
184,333	Pool G60440	3.50%	03/01/46	170,869
570,635	Pool G60582	3.50%	05/01/46	527,697
539,272	Pool G60658	3.50%	07/01/46	503,352
241,148	Pool G61556	3.50%	08/01/48	222,651
1,664,063	Pool G61748	3.50%	11/01/48	1,536,416
563,850	Pool G67700	3.50%	08/01/46	522,545
4,671,725	Pool G67706	3.50%	12/01/47	4,317,518
1,144,858	Pool G67707	3.50%	01/01/48	1,056,807
1,312,873	Pool G67714	4.00%	07/01/48	1,250,996
1,800,203	Pool G67717	4.00%	11/01/48	1,715,353
2,783,889	Pool G67718	4.00%	01/01/49	2,648,208
102,055	Pool Q44452	3.00%	11/01/46	90,909
175,484	Pool Q50135	3.50%	08/01/47	162,026
7,436,355	Pool QA7837	3.50%	03/01/50	6,857,400
19,622,741	Pool QD8259	3.00%	03/01/52	17,156,181
13,642,273	Pool QE0312	2.00%	04/01/52	10,952,303
19,799,998	Pool QE0521	2.50%	04/01/52	16,589,771
12,257,835	Pool RA3078	3.00%	07/01/50	10,879,218
16,641,316	Pool RA4179	2.50%	12/01/50	14,027,257
5,616,152	Pool RA4528	2.50%	02/01/51	4,733,947
29,519,348	Pool RA6973	2.00%	03/01/52	23,715,975
339,049	Pool RE6029	3.00%	02/01/50	291,019
11,375,438	Pool SD0231	3.00%	01/01/50	10,113,370
26,352,134	Pool SD3246	4.00%	08/01/52	24,679,283
58,600,823	Pool SD5323	4.00%	01/01/54	54,848,291
15,375,657	Pool SD6705	4.50%	02/01/53	14,774,288
3,036,503	Pool SD7511	3.50%	01/01/50	2,798,177
9,452,148	Pool SD7513	3.50%	04/01/50	8,710,293
5,643,060	Pool SD7518	3.00%	06/01/50	5,016,951
150,152	Pool SD8043	2.50%	02/01/50	127,499
1,896,899	Pool SD8107	2.50%	11/01/50	1,602,433
13,071,143	Pool SD8189	2.50%	01/01/52	11,001,557
16,579,512	Pool SD8194	2.50%	02/01/52	13,943,305
73,912,800	Pool SD8199	2.00%	03/01/52	59,380,391
25,043,546	Pool SD8204	2.00%	04/01/52	20,119,911

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$20,264,649	Pool SD8205	2.50%	04/01/52	$17,012,577
28,900,597	Pool SD8211	2.00%	05/01/52	23,202,127
17,527,581	Pool SD8212	2.50%	05/01/52	14,712,851
15,486,802	Pool SD8213	3.00%	05/01/52	13,517,362
57,033,545	Pool SD8220	3.00%	06/01/52	49,821,167
21,346,068	Pool SD8245	4.50%	09/01/52	20,537,603
13,366,198	Pool SD8257	4.50%	10/01/52	12,855,997
10,348,744	Pool SD8265	4.00%	11/01/52	9,685,523
31,022,491	Pool SD8266	4.50%	11/01/52	29,847,566
210,077	Pool U90772	3.50%	01/01/43	195,445
255,269	Pool U99114	3.50%	02/01/44	237,495
531,880	Pool ZA4692	3.50%	06/01/46	490,463
252,560	Pool ZM0063	4.00%	08/01/45	240,460
12,319,090	Pool ZM1779	3.00%	09/01/46	10,964,363
2,640,775	Pool ZS4667	3.00%	06/01/46	2,352,014
4,373,764	Pool ZS4688	3.00%	11/01/46	3,892,777
6,985,281	Pool ZS4735	3.50%	09/01/47	6,441,421
506,628	Pool ZS9844	3.50%	07/01/46	467,175
1,302,696	Pool ZT0277	3.50%	10/01/46	1,201,276
622,263	Pool ZT0531	3.50%	04/01/47	574,935
606,576	Pool ZT0536	3.50%	03/01/48	559,343
1,905,093	Pool ZT0537	3.50%	03/01/48	1,756,743
325,140	Pool ZT0542	4.00%	07/01/48	309,425
920,034	Pool ZT1703	4.00%	01/01/49	874,090
	Federal National Mortgage Association
2,152,907	Pool AL8825	3.50%	06/01/46	1,988,032
864,647	Pool AS0225	4.00%	08/01/43	829,631
1,078,814	Pool AS3134	3.50%	08/01/44	1,000,599
250,247	Pool AS6620	3.50%	02/01/46	230,761
60,438	Pool AS9749	4.00%	06/01/47	57,429
63,801	Pool BD7081	4.00%	03/01/47	60,296
4,869,601	Pool BE3774	4.00%	07/01/47	4,629,329
650,761	Pool BJ2692	3.50%	04/01/48	600,082
784,655	Pool BM1903	3.50%	08/01/47	724,367
216,212	Pool BM2000	3.50%	05/01/47	199,380
556,973	Pool BM3260	3.50%	01/01/48	513,607
661,762	Pool BM4472	3.50%	07/01/48	610,229
1,469,468	Pool BM5585	3.00%	11/01/48	1,310,625
10,946,440	Pool BN7755	3.00%	09/01/49	9,731,128
25,907,790	Pool BQ6913	2.00%	12/01/51	20,820,853
43,628,611	Pool BQ7006	2.00%	01/01/52	35,109,067
23,603,695	Pool BQ7056	2.00%	01/01/52	18,954,005
21,915,761	Pool BT6179	2.50%	07/01/51	18,536,506
9,961,281	Pool BV2784	2.50%	02/01/52	8,398,556
15,406,724	Pool BV3101	2.00%	03/01/52	12,402,098
20,498,925	Pool BV4133	2.50%	03/01/52	17,301,072
8,326,805	Pool BV8515	3.00%	05/01/52	7,277,790
20,915,638	Pool BW8980	4.00%	10/01/52	19,602,140
19,553,127	Pool BW9886	4.50%	10/01/52	18,797,125

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$827,901	Pool CA0854	3.50%	12/01/47	$763,442
384,878	Pool CA0907	3.50%	12/01/47	354,913
322,805	Pool CA0996	3.50%	01/01/48	297,385
2,328,038	Pool CA1182	3.50%	02/01/48	2,140,521
392,834	Pool CA1187	3.50%	02/01/48	363,408
271,669	Pool CA1710	4.50%	05/01/48	264,155
171,516	Pool CA1711	4.50%	05/01/48	166,701
103,171	Pool CA2208	4.50%	08/01/48	100,044
389,152	Pool CA2327	4.00%	09/01/48	370,973
2,456,396	Pool CA3633	3.50%	06/01/49	2,265,051
10,583,676	Pool CA4534	3.00%	11/01/49	9,408,512
27,381,641	Pool CB0290	2.00%	04/01/51	22,118,942
7,662,344	Pool CB2404	2.50%	12/01/51	6,420,675
10,636,339	Pool CB4818	4.00%	10/01/52	9,964,802
13,557,256	Pool CB6854	4.50%	08/01/53	13,052,137
3,508,729	Pool FM2870	3.00%	03/01/50	3,119,452
6,042,821	Pool FM5397	3.00%	12/01/50	5,356,279
10,169,861	Pool FM5608	2.50%	01/01/51	8,607,763
26,498,223	Pool FS1598	2.00%	04/01/52	21,276,482
10,651,192	Pool FS8864	4.00%	02/01/53	9,978,700
183,394	Pool MA1146	4.00%	08/01/42	176,019
338,962	Pool MA1373	3.50%	03/01/43	314,956
318,951	Pool MA2077	3.50%	11/01/34	306,409
96,881	Pool MA2145	4.00%	01/01/45	92,237
394,065	Pool MA2670	3.00%	07/01/46	351,098
383,870	Pool MA2806	3.00%	11/01/46	340,935
10,674	Pool MA2896	3.50%	02/01/47	9,843
342,635	Pool MA3057	3.50%	07/01/47	315,960
151,682	Pool MA3088	4.00%	08/01/47	143,847
360,255	Pool MA3210	3.50%	12/01/47	332,206
4,061,705	Pool MA3238	3.50%	01/01/48	3,745,463
337,892	Pool MA3239	4.00%	01/01/48	320,434
170,422	Pool MA3276	3.50%	02/01/48	157,150
488,684	Pool MA3332	3.50%	04/01/48	450,627
126,748	Pool MA3336	3.50%	04/01/38	120,260
115,970	Pool MA3537	4.50%	12/01/48	112,919
510,028	Pool MA3846	3.00%	11/01/49	442,955
442,497	Pool MA4078	2.50%	07/01/50	375,048
734,306	Pool MA4093	2.00%	08/01/40	630,029
163,729	Pool MA4120	2.50%	09/01/50	138,524
5,510,272	Pool MA4128	2.00%	09/01/40	4,725,495
4,685,545	Pool MA4158	2.00%	10/01/50	3,790,087
11,900,064	Pool MA4364	2.00%	06/01/41	10,135,562
1,165,398	Pool MA4379	2.50%	07/01/51	981,251
123,159	Pool MA4438	2.50%	10/01/51	103,850
13,150,758	Pool MA4547	2.00%	02/01/52	10,575,960
16,724,565	Pool MA4548	2.50%	02/01/52	14,056,380
14,316,495	Pool MA4577	2.00%	04/01/52	11,501,026
4,064,648	Pool MA4598	2.50%	05/01/52	3,405,891

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$7,531,716	Pool MA4656	4.50%	07/01/52	$7,246,465
25,496,056	Pool MA4733	4.50%	09/01/52	24,530,414
12,015,401	Pool MA4902	3.50%	01/01/53	10,908,257
52,792,118	Pool MA4917	4.50%	02/01/53	50,771,732
33,169,890	Pool MA4978	5.00%	04/01/53	32,637,400
40,500,000	Pool TBA (b)	2.00%	12/15/54	32,450,429
82,900,000	Pool TBA (b)	2.50%	12/15/54	69,387,569
35,575,000	Pool TBA (b)	3.00%	12/15/54	31,013,803
157,100,000	Pool TBA (b)	3.50%	12/15/54	142,416,589
85,050,000	Pool TBA (b)	4.00%	12/15/54	79,549,327
59,200,000	Pool TBA (b)	4.50%	12/15/54	56,851,502
73,350,000	Pool TBA (b)	5.00%	12/15/54	71,981,684
80,875,000	Pool TBA (b)	5.50%	12/15/54	80,788,372
	Government National Mortgage Association
151,652	Pool MA1157	3.50%	07/20/43	141,724
441,553	Pool MA2825	3.00%	05/20/45	398,071
149,160	Pool MA3521	3.50%	03/20/46	138,530
6,315,605	Pool MA3662	3.00%	05/20/46	5,684,076
568,850	Pool MA3663	3.50%	05/20/46	527,957
385,768	Pool MA3735	3.00%	06/20/46	347,143
7,854,632	Pool MA3937	3.50%	09/20/46	7,281,750
108,827	Pool MA4069	3.50%	11/20/46	100,707
63,091	Pool MA4195	3.00%	01/20/47	56,736
75,628	Pool MA4196	3.50%	01/20/47	69,993
379,592	Pool MA4261	3.00%	02/20/47	340,360
96,724	Pool MA4262	3.50%	02/20/47	89,460
2,416,439	Pool MA4322	4.00%	03/20/47	2,305,304
2,571,781	Pool MA4382	3.50%	04/20/47	2,380,155
30,431	Pool MA4453	4.50%	05/20/47	29,798
32,198	Pool MA4586	3.50%	07/20/47	29,786
203,716	Pool MA4588	4.50%	07/20/47	199,729
567,196	Pool MA4651	3.00%	08/20/47	509,232
820,516	Pool MA4652	3.50%	08/20/47	759,833
282,482	Pool MA4719	3.50%	09/20/47	260,908
33,133	Pool MA4722	5.00%	09/20/47	33,198
28,248	Pool MA4777	3.00%	10/20/47	25,369
704,802	Pool MA4778	3.50%	10/20/47	651,201
679,808	Pool MA4836	3.00%	11/20/47	610,184
702,725	Pool MA4837	3.50%	11/20/47	649,831
232,731	Pool MA4838	4.00%	11/20/47	221,825
39,012	Pool MA4901	4.00%	12/20/47	37,181
182,399	Pool MA4961	3.00%	01/20/48	163,522
242,565	Pool MA4962	3.50%	01/20/48	224,256
350,262	Pool MA4963	4.00%	01/20/48	333,519
176,376	Pool MA5078	4.00%	03/20/48	168,108
488,613	Pool MA5136	3.50%	04/20/48	451,345
365,173	Pool MA5399	4.50%	08/20/48	357,233
147,144	Pool MA5466	4.00%	09/20/48	140,054
38,581	Pool MA5467	4.50%	09/20/48	37,742

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$99,035	Pool MA5597	5.00%	11/20/48	$98,776
126,686	Pool MA5976	3.50%	06/20/49	113,502
31,148	Pool MA6030	3.50%	07/20/49	27,906
181,477	Pool MA6080	3.00%	08/20/49	159,965
25,603,978	Pool MA8347	4.50%	10/20/52	24,756,089
83,250,000	Pool TBA (b)	2.50%	12/15/54	71,137,395
66,500,000	Pool TBA (b)	4.00%	12/15/54	62,537,208
70,700,000	Pool TBA (b)	4.50%	12/15/54	68,227,085
80,500,000	Pool TBA (b)	5.00%	12/15/54	79,343,073
39,625,000	Pool TBA (b)	5.50%	12/15/54	39,665,795
				2,021,749,789
	Total U.S. Government Agency Mortgage-Backed Securities			2,056,939,751
	(Cost $2,097,844,127)
CORPORATE BONDS AND NOTES (c) — 11.7%
	Aerospace/Defense — 0.2%
3,208,000	BAE Systems Holdings, Inc. (d)	3.85%	12/15/25	3,168,926
1,610,000	Boeing (The) Co.	4.88%	05/01/25	1,608,262
855,000	Boeing (The) Co. (d)	6.53%	05/01/34	909,545
5,400,000	Boeing (The) Co.	5.81%	05/01/50	5,167,828
				10,854,561
	Agriculture — 0.0%
1,400,000	BAT Capital Corp.	2.73%	03/25/31	1,232,081
409,000	BAT Capital Corp.	4.76%	09/06/49	348,200
				1,580,281
	Airlines — 0.2%
89,597	American Airlines Pass-Through Trust, Series 2015-2, Class AA	3.60%	09/22/27	86,656
3,097,051	American Airlines Pass-Through Trust, Series 2016-1, Class AA	3.58%	01/15/28	3,001,352
3,804,121	Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA	2.00%	06/10/28	3,535,590
6,644,269	JetBlue Pass-Through Trust, Series 2020-1, Class A	4.00%	11/15/32	6,314,811
				12,938,409
	Banks — 2.9%
8,965,000	Bank of America Corp. (e)	2.55%	02/04/28	8,555,074
13,606,000	Bank of America Corp. (e)	2.09%	06/14/29	12,420,128
2,000,000	Bank of America Corp. (e)	2.59%	04/29/31	1,785,192
5,265,000	Bank of America Corp. (e)	1.92%	10/24/31	4,456,246
1,195,000	Bank of America Corp. (e)	2.57%	10/20/32	1,029,946
2,020,000	Bank of America Corp. (e)	2.97%	02/04/33	1,770,241
19,640,000	Bank of America Corp., Series N (e)	1.66%	03/11/27	18,878,662
10,000	Citigroup, Inc. (e)	3.52%	10/27/28	9,659
4,110,000	Citigroup, Inc. (e)	2.98%	11/05/30	3,760,232
3,917,000	Citigroup, Inc. (e)	3.06%	01/25/33	3,441,185
860,000	Goldman Sachs Group (The), Inc. (e)	1.43%	03/09/27	824,298
18,965,000	Goldman Sachs Group (The), Inc. (e)	1.54%	09/10/27	17,907,492
8,015,000	JPMorgan Chase & Co. (e)	1.56%	12/10/25	8,008,180
1,650,000	JPMorgan Chase & Co. (e)	1.05%	11/19/26	1,593,017
1,895,000	JPMorgan Chase & Co. (e)	1.04%	02/04/27	1,814,380
10,455,000	JPMorgan Chase & Co. (e)	1.58%	04/22/27	10,007,574
2,625,000	JPMorgan Chase & Co. (e)	4.01%	04/23/29	2,564,678

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) (Continued)
	Banks (Continued)
$1,445,000	JPMorgan Chase & Co. (e)	2.07%	06/01/29	$1,321,398
3,855,000	JPMorgan Chase & Co. (e)	1.95%	02/04/32	3,246,615
5,955,000	JPMorgan Chase & Co. (e)	2.58%	04/22/32	5,189,389
905,000	JPMorgan Chase & Co. (e)	2.55%	11/08/32	778,012
495,000	Morgan Stanley (e)	0.99%	12/10/26	475,962
610,000	Morgan Stanley (e)	1.51%	07/20/27	578,496
6,500,000	Morgan Stanley (e)	1.93%	04/28/32	5,411,437
760,000	Morgan Stanley (e)	2.24%	07/21/32	642,128
3,365,000	PNC Financial Services Group (The), Inc. (e)	6.88%	10/20/34	3,760,784
3,600,000	US Bancorp (e)	4.84%	02/01/34	3,523,517
670,000	US Bancorp (e)	5.84%	06/12/34	699,704
445,000	US Bancorp (e)	5.68%	01/23/35	461,066
2,520,000	Wells Fargo & Co. (e)	2.16%	02/11/26	2,506,507
6,809,000	Wells Fargo & Co. (e)	2.39%	06/02/28	6,424,366
8,000,000	Wells Fargo & Co. (e)	5.57%	07/25/29	8,203,045
5,790,000	Wells Fargo & Co. (e)	2.88%	10/30/30	5,292,514
3,795,000	Wells Fargo & Co. (e)	2.57%	02/11/31	3,390,556
2,425,000	Wells Fargo & Co. (e)	3.35%	03/02/33	2,174,551
5,920,000	Wells Fargo & Co. (e)	5.39%	04/24/34	5,998,641
				158,904,872
	Biotechnology — 0.0%
1,510,000	Regeneron Pharmaceuticals, Inc.	1.75%	09/15/30	1,270,262
	Chemicals — 0.2%
610,000	International Flavors & Fragrances, Inc. (d)	1.83%	10/15/27	561,569
8,003,000	International Flavors & Fragrances, Inc. (d)	2.30%	11/01/30	6,866,540
1,040,000	International Flavors & Fragrances, Inc. (d)	3.27%	11/15/40	772,094
1,480,000	International Flavors & Fragrances, Inc.	4.38%	06/01/47	1,204,051
1,235,000	International Flavors & Fragrances, Inc. (d)	3.47%	12/01/50	856,901
				10,261,155
	Commercial Services — 0.0%
1,109,000	Adtalem Global Education, Inc. (d)	5.50%	03/01/28	1,091,057
	Diversified Financial Services — 0.1%
360,000	Air Lease Corp.	2.30%	02/01/25	358,141
1,890,000	Air Lease Corp.	3.25%	03/01/25	1,881,605
940,000	Air Lease Corp.	3.38%	07/01/25	932,000
3,000,000	Air Lease Corp.	4.63%	10/01/28	2,987,092
				6,158,838
	Electric — 1.7%
2,655,000	Alliant Energy Finance LLC (d)	1.40%	03/15/26	2,535,436
650,000	Alpha Generation LLC (d)	6.75%	10/15/32	658,950
200,000	Ameren Illinois Co.	3.70%	12/01/47	158,066
3,415,000	Appalachian Power Co.	5.65%	04/01/34	3,538,976
3,000,000	Appalachian Power Co., Series Z	3.70%	05/01/50	2,215,468
11,435,000	Arizona Public Service Co.	6.35%	12/15/32	12,374,599
4,000,000	Black Hills Corp.	6.15%	05/15/34	4,276,644
5,953,000	Commonwealth Edison Co.	6.45%	01/15/38	6,658,974
1,695,000	Dominion Energy, Inc., Series A	3.30%	03/15/25	1,687,052
2,375,000	Duke Energy Carolinas LLC	5.35%	01/15/53	2,389,852
2,000,000	Duke Energy Corp. (EUR)	3.75%	04/01/31	2,165,396

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) (Continued)
	Electric (Continued)
$2,000,000	Duke Energy Corp. (EUR)	3.85%	06/15/34	$2,150,132
750,000	Entergy Texas, Inc.	3.45%	12/01/27	719,405
3,000,000	Eversource Energy	5.95%	02/01/29	3,126,542
830,000	FirstEnergy Pennsylvania Electric Co. (d)	4.00%	04/15/25	826,303
9,101,000	FirstEnergy Transmission LLC (d)	2.87%	09/15/28	8,497,795
12,550,000	FirstEnergy Transmission LLC (d)	5.00%	01/15/35	12,470,668
3,855,000	Interstate Power and Light Co.	2.30%	06/01/30	3,389,302
1,450,000	Interstate Power and Light Co.	5.70%	10/15/33	1,516,455
1,750,000	Jersey Central Power & Light Co. (d)	4.30%	01/15/26	1,737,797
1,605,000	MidAmerican Energy Co.	5.85%	09/15/54	1,728,374
10,000,000	Niagara Mohawk Power Corp. (d)	3.03%	06/27/50	6,598,942
2,820,000	Oncor Electric Delivery Co., LLC	4.95%	09/15/52	2,680,591
825,000	Public Service Co. of New Mexico	3.85%	08/01/25	817,771
3,305,000	Southwestern Electric Power Co.	5.30%	04/01/33	3,348,375
3,480,000	Southwestern Public Service Co., Series 9	5.15%	06/01/52	3,314,377
700,000	Trans-Allegheny Interstate Line Co. (d)	3.85%	06/01/25	695,733
1,505,000	Xcel Energy, Inc.	4.80%	09/15/41	1,356,212
				93,634,187
	Electronics — 0.0%
1,165,000	Honeywell International, Inc. (EUR)	4.13%	11/02/34	1,324,472
	Engineering & Construction — 0.0%
690,000	Artera Services LLC (d)	8.50%	02/15/31	686,260
	Entertainment — 0.6%
5,435,000	Warnermedia Holdings, Inc.	4.28%	03/15/32	4,906,550
18,840,000	Warnermedia Holdings, Inc.	5.05%	03/15/42	15,929,387
13,145,000	Warnermedia Holdings, Inc.	5.14%	03/15/52	10,575,481
				31,411,418
	Food — 0.1%
2,660,000	Mondelez International, Inc. (EUR)	0.75%	03/17/33	2,339,307
475,000	Mondelez International, Inc. (EUR)	2.38%	03/06/35	462,451
4,075,000	Pilgrim’s Pride Corp.	3.50%	03/01/32	3,587,819
				6,389,577
	Gas — 0.5%
2,765,000	East Ohio Gas (The), Co. (d)	2.00%	06/15/30	2,390,041
2,180,000	KeySpan Gas East Corp. (d)	5.99%	03/06/33	2,257,284
1,080,000	NiSource, Inc.	5.40%	06/30/33	1,103,731
4,125,000	Piedmont Natural Gas Co., Inc.	5.40%	06/15/33	4,231,223
5,800,000	Piedmont Natural Gas Co., Inc.	5.10%	02/15/35	5,756,427
500,000	Piedmont Natural Gas Co., Inc.	3.35%	06/01/50	354,936
12,385,000	Southern Co. Gas Capital Corp.	4.95%	09/15/34	12,301,660
				28,395,302
	Healthcare-Products — 0.1%
525,000	Alcon Finance Corp. (d)	2.75%	09/23/26	507,677
980,000	Medtronic, Inc. (EUR)	3.65%	10/15/29	1,077,979
5,000,000	Revvity, Inc.	2.55%	03/15/31	4,301,623
1,460,000	Stryker Corp. (EUR)	3.38%	09/11/32	1,582,170
				7,469,449

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) (Continued)
	Healthcare-Services — 0.6%
$2,105,000	Bon Secours Mercy Health, Inc., Series 20-2	2.10%	06/01/31	$1,789,496
2,130,000	Catalent Pharma Solutions, Inc. (EUR) (f)	2.38%	03/01/28	2,217,227
1,845,000	Centene Corp.	4.25%	12/15/27	1,785,559
2,000,000	Cigna Group (The)	3.40%	03/01/27	1,947,762
75,000	Cigna Group (The)	3.05%	10/15/27	72,096
2,490,000	Elevance Health, Inc.	5.20%	02/15/35	2,504,108
1,500,000	HAH Group Holding Co. LLC (d)	9.75%	10/01/31	1,533,582
1,750,000	HCA, Inc.	3.13%	03/15/27	1,685,928
7,530,000	IQVIA, Inc.	5.70%	05/15/28	7,710,833
4,466,000	ModivCare, Inc. (d)	5.00%	10/01/29	3,065,956
200,000	New York and Presbyterian Hospital (The)	3.56%	08/01/36	173,665
7,000,000	UnitedHealth Group, Inc.	5.15%	07/15/34	7,126,666
2,630,000	Universal Health Services, Inc.	1.65%	09/01/26	2,487,142
				34,100,020
	Household Products/Wares — 0.0%
637,000	Spectrum Brands, Inc. (d)	3.88%	03/15/31	552,069
	Insurance — 0.5%
2,145,000	Athene Global Funding (d)	3.21%	03/08/27	2,048,045
2,605,000	Athene Global Funding (d)	2.72%	01/07/29	2,383,203
1,000,000	Berkshire Hathaway Finance Corp. (EUR)	2.00%	03/18/34	976,591
1,650,000	Farmers Exchange Capital (d)	7.05%	07/15/28	1,729,378
2,200,000	Farmers Exchange Capital II (d) (e)	6.15%	11/01/53	2,135,820
1,770,000	Farmers Exchange Capital III (d) (e)	5.45%	10/15/54	1,627,450
3,495,000	Farmers Insurance Exchange (d) (e)	4.75%	11/01/57	2,884,124
4,645,000	Metropolitan Life Global Funding I (d)	3.45%	12/18/26	4,549,264
1,380,000	Metropolitan Life Global Funding I (d)	5.15%	03/28/33	1,402,715
1,525,000	Nationwide Mutual Insurance Co., 3 Mo. Synthetic USD LIBOR + 2.29% (a) (d)	7.50%	12/15/24	1,525,831
1,665,000	New York Life Insurance Co. (d)	3.75%	05/15/50	1,285,561
1,790,000	Teachers Insurance & Annuity Association of America (d)	4.90%	09/15/44	1,673,960
3,910,000	Teachers Insurance & Annuity Association of America (d)	4.27%	05/15/47	3,283,411
				27,505,353
	Internet — 0.1%
5,810,000	Uber Technologies, Inc.	4.80%	09/15/34	5,690,994
	Investment Companies — 0.1%
1,845,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.	9.75%	01/15/29	1,896,691
140,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. (d)	10.00%	11/15/29	143,757
2,459,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.	9.00%	06/15/30	2,442,624
				4,483,072
	Machinery-Diversified — 0.0%
1,080,000	TK Elevator US Newco, Inc. (d)	5.25%	07/15/27	1,065,967
	Media — 0.8%
490,000	CCO Holdings LLC / CCO Holdings Capital Corp. (d)	4.75%	03/01/30	455,616
635,000	CCO Holdings LLC / CCO Holdings Capital Corp. (d)	4.25%	02/01/31	569,107
340,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	339,867
1,410,000	Charter Communications Operating LLC / Charter Communications Operating Capital	2.30%	02/01/32	1,139,581

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) (Continued)
	Media (Continued)
$1,471,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	04/01/38	$1,356,747
6,920,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	05/01/47	5,915,286
10,230,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.70%	04/01/51	6,787,420
4,767,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.90%	06/01/52	3,246,428
4,670,000	Cox Enterprises, Inc. (d)	7.38%	07/15/27	4,921,689
2,405,000	CSC Holdings LLC (d)	11.75%	01/31/29	2,386,938
7,736,000	CSC Holdings LLC (d)	6.50%	02/01/29	6,650,401
1,280,000	CSC Holdings LLC (d)	5.75%	01/15/30	770,418
4,250,000	Time Warner Cable LLC	5.88%	11/15/40	3,926,323
8,320,000	Time Warner Cable LLC	5.50%	09/01/41	7,330,826
				45,796,647
	Oil & Gas Services — 0.0%
1,030,000	Archrock Partners, L.P. / Archrock Partners Finance Corp. (d)	6.63%	09/01/32	1,044,745
800,000	USA Compression Partners, L.P. / USA Compression Finance Corp. (d)	7.13%	03/15/29	820,134
				1,864,879
	Packaging & Containers — 0.3%
3,000,000	Amcor Finance USA, Inc.	3.63%	04/28/26	2,951,564
1,000,000	Amcor Flexibles North America, Inc.	2.63%	06/19/30	891,558
3,948,000	Berry Global, Inc.	1.57%	01/15/26	3,806,569
989,000	Berry Global, Inc. (d)	4.88%	07/15/26	985,983
2,809,000	Berry Global, Inc.	1.65%	01/15/27	2,636,540
1,005,000	Berry Global, Inc. (d)	5.65%	01/15/34	1,029,264
1,350,000	Clearwater Paper Corp. (d)	4.75%	08/15/28	1,267,256
				13,568,734
	Pharmaceuticals — 0.7%
625,000	Bayer US Finance II LLC (d)	2.85%	04/15/25	617,909
7,880,000	Bayer US Finance II LLC (d)	4.25%	12/15/25	7,813,986
815,000	Bayer US Finance II LLC (d)	4.63%	06/25/38	705,693
1,750,000	Bayer US Finance II LLC (d)	4.40%	07/15/44	1,363,579
2,540,000	Bayer US Finance II LLC (d)	4.88%	06/25/48	2,095,569
7,245,000	Bayer US Finance LLC (d)	6.50%	11/21/33	7,555,553
6,490,000	Bayer US Finance LLC (d)	6.88%	11/21/53	6,907,219
2,107,000	Becton Dickinson & Co.	3.73%	12/15/24	2,105,725
1,225,000	CVS Health Corp.	1.75%	08/21/30	1,020,687
906,000	CVS Health Corp.	5.30%	06/01/33	899,381
1,160,000	CVS Health Corp.	4.78%	03/25/38	1,054,264
926,000	CVS Health Corp.	5.13%	07/20/45	833,412
2,095,000	CVS Health Corp.	5.05%	03/25/48	1,858,056
1,625,000	CVS Health Corp.	6.05%	06/01/54	1,645,290
1,200,000	Johnson & Johnson (EUR)	3.55%	06/01/44	1,347,188
				37,823,511
	Pipelines — 0.1%
3,640,000	NGPL PipeCo LLC (d)	4.88%	08/15/27	3,623,176

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) (Continued)
	Pipelines (Continued)
$1,461,000	Venture Global LNG, Inc. (d)	7.00%	01/15/30	$1,495,218
518,000	Venture Global LNG, Inc. (d)	9.88%	02/01/32	576,352
				5,694,746
	Real Estate Investment Trusts — 1.1%
612,000	Alexandria Real Estate Equities, Inc.	4.50%	07/30/29	603,264
500,000	American Assets Trust, L.P.	3.38%	02/01/31	442,109
4,445,000	American Assets Trust, L.P.	6.15%	10/01/34	4,511,743
4,665,000	American Homes 4 Rent, L.P.	3.38%	07/15/51	3,259,429
300,000	American Homes 4 Rent, L.P.	4.30%	04/15/52	246,892
6,465,000	American Tower Corp.	5.55%	07/15/33	6,641,328
6,901,000	Crown Castle, Inc.	2.50%	07/15/31	5,921,023
750,000	CubeSmart, L.P.	4.38%	02/15/29	735,614
543,000	Extra Space Storage, L.P.	3.90%	04/01/29	523,209
1,135,000	Extra Space Storage, L.P.	2.20%	10/15/30	980,359
872,000	Extra Space Storage, L.P.	2.40%	10/15/31	740,007
220,000	Extra Space Storage, L.P.	2.35%	03/15/32	183,308
4,779,000	GLP Capital, L.P. / GLP Financing II, Inc.	4.00%	01/15/30	4,491,923
615,000	GLP Capital, L.P. / GLP Financing II, Inc.	4.00%	01/15/31	567,478
895,000	Healthcare Realty Holdings, L.P.	3.63%	01/15/28	853,455
1,300,000	Healthcare Realty Holdings, L.P.	3.10%	02/15/30	1,179,192
453,000	Healthcare Realty Holdings, L.P.	2.05%	03/15/31	374,038
5,435,000	Hudson Pacific Properties, L.P.	3.95%	11/01/27	4,824,804
310,000	Hudson Pacific Properties, L.P.	5.95%	02/15/28	277,917
2,515,000	Hudson Pacific Properties, L.P.	4.65%	04/01/29	2,049,591
1,255,000	Hudson Pacific Properties, L.P.	3.25%	01/15/30	931,335
1,960,000	Invitation Homes Operating Partnership, L.P.	5.50%	08/15/33	1,990,215
1,605,000	LXP Industrial Trust	2.70%	09/15/30	1,402,468
3,852,000	LXP Industrial Trust	2.38%	10/01/31	3,186,107
670,000	Piedmont Operating Partnership, L.P.	3.15%	08/15/30	579,594
3,000,000	Prologis Euro Finance LLC (EUR)	4.25%	01/31/43	3,395,516
1,700,000	Realty Income Corp. (EUR)	4.88%	07/06/30	1,957,287
2,920,000	Realty Income Corp. (EUR)	5.13%	07/06/34	3,492,176
170,000	Rexford Industrial Realty, L.P.	2.15%	09/01/31	140,944
1,000,000	Ventas Realty, L.P.	2.65%	01/15/25	996,978
320,000	VICI Properties, L.P. / VICI Note Co., Inc. (d)	4.63%	06/15/25	318,693
1,000,000	VICI Properties, L.P. / VICI Note Co., Inc. (d)	3.88%	02/15/29	947,696
1,570,000	VICI Properties, L.P. / VICI Note Co., Inc. (d)	4.13%	08/15/30	1,470,141
				60,215,833
	Retail — 0.2%
2,100,000	Ferrellgas, L.P. / Ferrellgas Finance Corp. (d)	5.38%	04/01/26	2,082,479
4,120,000	Ferrellgas, L.P. / Ferrellgas Finance Corp. (d)	5.88%	04/01/29	3,872,925
5,035,000	Michaels (The) Cos., Inc. (d)	7.88%	05/01/29	2,720,364
1,190,000	Papa John’s International, Inc. (d)	3.88%	09/15/29	1,086,374
				9,762,142
	Software — 0.0%
515,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance S.A.R.L. (d)	8.75%	05/01/29	526,437
2,093,000	Oracle Corp.	3.95%	03/25/51	1,634,700
				2,161,137

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) (Continued)
	Telecommunications — 0.6%
$80,000	Frontier Communications Holdings LLC (d)	5.88%	10/15/27	$80,165
2,666,000	Frontier Communications Holdings LLC (d)	8.63%	03/15/31	2,874,361
3,500,000	SES Global Americas Holdings, Inc. (d)	5.30%	03/25/44	2,735,268
67,375	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (d)	4.74%	03/20/25	67,296
14,801,500	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (d)	5.15%	03/20/28	14,896,345
1,415,000	T-Mobile USA, Inc.	3.75%	04/15/27	1,386,483
8,795,000	T-Mobile USA, Inc.	4.70%	01/15/35	8,532,433
				30,572,351
	Total Corporate Bonds and Notes			653,227,555
	(Cost $674,019,300)
ASSET-BACKED SECURITIES — 10.2%
	ACE Securities Corp. Home Equity Loan Trust
13,448,808	Series 2007-HE1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.30% (a)	5.00%	01/25/37	7,296,750
11,788,227	Series 2007-WM2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.21% (a)	4.91%	02/25/37	4,979,033
	Allegro CLO X Ltd.
10,925,000	Series 2019-1A, Class BRR, 3 Mo. CME Term SOFR + 1.60% (a) (d)	6.22%	04/20/32	10,949,959
	AMMC CLO 24 Ltd.
8,800,000	Series 2021-24A, Class BR, 3 Mo. CME Term SOFR + 1.60% (a) (d)	6.16%	01/20/35	8,811,000
	AMSR Trust
5,000,000	Series 2021-SFR3, Class G (d)	3.80%	10/17/38	4,646,114
	Argent Securities, Inc.
46,606	Series 2005-W2, Class M1, 1 Mo. CME Term SOFR + CSA + 0.74% (a)	5.44%	10/25/35	45,862
	Asset Backed Funding Certificates Trust
7,499,984	Series 2006-HE1, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.22% (a)	4.92%	01/25/37	4,208,205
	Bardot CLO Ltd.
10,400,000	Series 2019-2A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.60% (a) (d)	6.49%	10/22/32	10,428,763
	Barings CLO Ltd.
14,125,925	Series 2018-4A, Class A1R, 3 Mo. CME Term SOFR + 1.15% (a) (d)	5.81%	10/15/30	14,158,794
12,500,000	Series 2019-2A, Class A2R, 3 Mo. CME Term SOFR + CSA + 1.70% (a) (d)	6.62%	04/15/36	12,529,340
	BlueMountain CLO Ltd.
13,000,000	Series 2018-3A, Class BR, 3 Mo. CME Term SOFR + 1.85% (a) (d)	6.48%	10/25/30	13,025,312
	Carrington Mortgage Loan Trust
18,000,000	Series 2006-NC4, Class A4, 1 Mo. CME Term SOFR + CSA + 0.24% (a)	4.94%	10/25/36	14,534,910
76,178	Series 2006-OPT1, Class M1, 1 Mo. CME Term SOFR + CSA + 0.53% (a)	5.23%	02/25/36	75,776
	Carvana Auto Receivables Trust
70,350	Series 2022-P3, Class R (d)	(g)	09/10/29	7,503,212

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	CIFC Funding Ltd.
$5,610,000	Series 2021-7A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.13% (a) (d)	6.02%	01/23/35	$5,618,553
	CIM Trust
2,581,495	Series 2021-NR3, Class A1, steps up to 6.57% on 04/01/25 (d) (h)	5.57%	06/25/57	2,579,160
11,097,262	Series 2021-NR4, Class A1, steps up to 6.82% on 10/01/25 (d) (h)	5.82%	10/25/61	11,056,107
11,289,258	Series 2023-NR1, Class A1, steps up to 9.00% on 01/01/26 (d) (h)	6.00%	06/25/62	11,317,352
	Dryden 70 CLO Ltd.
2,500,000	Series 2018-70A, Class B, 3 Mo. CME Term SOFR + CSA + 1.70% (a) (d)	6.61%	01/16/32	2,507,591
	Dryden Senior Loan Fund
11,008,913	Series 2015-40A, Class AR2, 3 Mo. CME Term SOFR + 1.15% (a) (d)	5.67%	08/15/31	11,032,032
7,600,000	Series 2017-54A, Class BR, 3 Mo. CME Term SOFR + 1.50% (a) (d)	6.12%	10/19/29	7,614,403
	ECMC Group Student Loan Trust
1,148,231	Series 2017-2A, Class A, 30 Day Average SOFR + CSA + 1.05% (a) (d)	5.90%	05/25/67	1,147,964
	Elmwood CLO VI Ltd.
13,400,000	Series 2020-3A, Class BRR, 3 Mo. CME Term SOFR + 1.70% (a) (d)	6.33%	07/18/37	13,418,248
	Exeter Automobile Receivables Trust
10,000	Series 2021-4A, Class R (d)	(g)	12/15/33	1,081,880
	First Franklin Mortgage Loan Trust
14,688,850	Series 2006-FF13, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.32% (a)	5.02%	10/25/36	9,696,659
11,026,358	Series 2007-FF2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.28% (a)	4.98%	03/25/37	5,715,292
	GE-WMC Mortgage Securities LLC
193,232	Series 2005-1, Class M1, 1 Mo. CME Term SOFR + CSA + 0.66% (a)	5.36%	10/25/35	189,330
	GSAMP Trust
11,678,194	Series 2006-NC2, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.30% (a)	5.00%	06/25/36	6,476,722
8,422,743	Series 2007-FM2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.14% (a)	4.84%	01/25/37	4,931,766
	HPS Loan Management Ltd.
9,750,000	Series 2024-19A, Class B2, 3 Mo. CME Term SOFR + 2.25% (a) (d)	6.91%	04/15/37	9,855,836
	JP Morgan Mortgage Acquisition Trust
2,074,602	Series 2006-WF1, Class A6	6.50%	07/25/36	577,097
16,539,630	Series 2006-WMC2, Class A4, 1 Mo. CME Term SOFR + CSA + 0.30% (a)	5.00%	07/25/36	7,179,015
17,499,566	Series 2006-WMC2, Class A5, 1 Mo. CME Term SOFR + CSA + 0.50% (a)	5.20%	07/25/36	7,603,124
	Lehman XS Trust
2,481,643	Series 2006-9, Class A1C, 1 Mo. CME Term SOFR + CSA + 0.52% (a)	5.37%	05/25/46	2,136,698

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Long Beach Mortgage Loan Trust
$272,171	Series 2006-1, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.44% (a)	5.14%	02/25/36	$267,440
	Madison Park Funding Ltd.
250,000	Series 2018-27A, Class A2, 3 Mo. CME Term SOFR + CSA + 1.35% (a) (d)	6.23%	04/20/30	250,328
11,268,344	Series 2018-29A, Class AR, 3 Mo. CME Term SOFR + 1.18% (a) (d)	5.81%	10/18/30	11,297,300
13,500,000	Series 2021-39A, Class BR, 3 Mo. CME Term SOFR + 1.75% (a) (d)	6.38%	10/22/34	13,588,650
	Magnetite Ltd.
7,407,789	Series 2015-12A, Class AR4, 3 Mo. CME Term SOFR + 1.15% (a) (d)	5.81%	10/15/31	7,426,015
	Mastr Asset Backed Securities Trust
6,733,266	Series 2006-WMC3, Class A2, 1 Mo. CME Term SOFR + CSA + 0.10% (a)	4.80%	08/25/36	2,300,313
	Merrill Lynch First Franklin Mortgage Loan Trust
108,122	Series 2007-3, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.26% (a)	4.96%	06/25/37	107,277
	Mid-State Trust
53,916	Series 11, Class A1	4.86%	07/15/38	53,587
	Morgan Stanley ABS Capital I, Inc. Trust
9,272,774	Series 2006-HE4, Class A3, 1 Mo. CME Term SOFR + CSA + 0.30% (a)	5.00%	06/25/36	4,746,648
5,115,244	Series 2006-HE8, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.10% (a)	4.80%	10/25/36	2,249,666
70,421	Series 2006-NC1, Class M1, 1 Mo. CME Term SOFR + CSA + 0.57% (a)	5.27%	12/25/35	70,005
5,413,573	Series 2007-HE1, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.23% (a)	4.93%	11/25/36	3,058,349
23,864,064	Series 2007-HE2, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.21% (a)	4.91%	01/25/37	10,886,858
5,681,720	Series 2007-NC3, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.26% (a)	4.96%	05/25/37	4,351,091
	Navient Student Loan Trust
108,908	Series 2014-1, Class A3, 30 Day Average SOFR + CSA + 0.51% (a)	5.36%	06/25/31	107,598
215,622	Series 2017-3A, Class A3, 30 Day Average SOFR + CSA + 1.05% (a) (d)	5.90%	07/26/66	215,767
	New Residential Mortgage Loan Trust
16,615,000	Series 2022-SFR2, Class B (d)	3.75%	09/04/39	15,904,760
15,000,000	Series 2022-SFR2, Class E1 (d)	4.00%	09/04/39	14,042,517
	OCP CLO Ltd.
5,622,708	Series 2014-6A, Class A1R2, 3 Mo. CME Term SOFR + 1.15% (a) (d)	5.80%	10/17/30	5,626,086
6,200,000	Series 2020-19A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.15% (a) (d)	6.03%	10/20/34	6,216,102
8,530,000	Series 2021-21A, Class B, 3 Mo. CME Term SOFR + CSA + 1.70% (a) (d)	6.58%	07/20/34	8,555,147
	Octagon Investment Partners 46 Ltd.
14,000,000	Series 2020-2A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.16% (a) (d)	6.08%	07/15/36	14,017,074

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	OHA Credit Funding Ltd.
$14,000,000	Series 2015-11A, Class A2R2, 3 Mo. CME Term SOFR + 1.70% (a) (d)	6.32%	04/20/37	$14,064,290
12,685,000	Series 2019-4A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.65% (a) (d)	6.54%	10/22/36	12,722,568
	Progress Residential Trust
9,120,000	Series 2021-SFR2, Class G (d)	4.25%	04/19/38	8,896,168
4,130,000	Series 2021-SFR3, Class G (d)	4.25%	05/17/26	4,037,009
19,690,000	Series 2021-SFR8, Class F (d)	3.18%	10/17/38	18,449,910
7,849,051	Series 2021-SFR10, Class F (d)	4.61%	12/17/40	7,302,276
	PRPM LLC
13,420,796	Series 2021-10, Class A1, steps up to 6.49% on 10/25/25 (d) (h)	5.49%	10/25/26	13,474,907
7,906,722	Series 2022-4, Class A1, steps up to 9.00% on 08/25/25 (d) (h)	5.00%	08/25/27	7,859,746
	Rad CLO 14 Ltd.
10,000,000	Series 2021-14A, Class B, 3 Mo. CME Term SOFR + CSA + 1.65% (a) (d)	6.57%	01/15/35	10,025,361
	RCKT Mortgage Trust
14,091,278	Series 2024-CES3, Class A1A (d)	6.59%	05/25/44	14,270,380
	Residential Asset Securities Corp.
46,374	Series 2006-EMX3, Class A3, 1 Mo. CME Term SOFR + CSA + 0.28% (a)	5.26%	04/25/36	46,280
256,066	Series 2006-KS3, Class M1, 1 Mo. CME Term SOFR + CSA + 0.33% (a)	5.20%	04/25/36	253,466
	Rockford Tower CLO Ltd.
4,240,000	Series 2017-3A, Class A, 3 Mo. CME Term SOFR + CSA + 1.19% (a) (d)	6.07%	10/20/30	4,247,829
22,000,000	Series 2019-2A, Class BR2, 3 Mo. CME Term SOFR + 1.65% (a) (d)	6.17%	08/20/32	22,028,148
	Saxon Asset Securities Trust
498,333	Series 2007-2, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.24% (a)	4.94%	05/25/47	355,464
	Securitized Asset-Backed Receivables LLC Trust
20,912,313	Series 2006-WM4, Class A1, 1 Mo. CME Term SOFR + CSA + 0.38% (a) (d)	5.08%	11/25/36	9,528,535
	Skyline Aircraft Finance LLC
10,981,213	Series 2020-1, Class A (i) (j)	3.23%	05/10/38	10,027,220
	SLC Student Loan Trust
648,253	Series 2008-1, Class A4A, 90 Day Average SOFR + CSA + 1.60% (a)	7.23%	12/15/32	656,114
	SLM Student Loan Trust
80,000	Series 2007-7, Class B, 90 Day Average SOFR + CSA + 0.75% (a)	6.20%	10/27/70	80,415
130,000	Series 2008-2, Class B, 90 Day Average SOFR + CSA + 1.20% (a)	6.65%	01/25/83	134,595
700,000	Series 2008-3, Class B, 90 Day Average SOFR + CSA + 1.20% (a)	6.65%	04/26/83	724,949
2,260,040	Series 2008-6, Class A4, 90 Day Average SOFR + CSA + 1.10% (a)	6.55%	07/25/23	2,259,094
320,000	Series 2008-7, Class B, 90 Day Average SOFR + CSA + 1.85% (a)	7.30%	07/26/83	330,315
398,335	Series 2012-2, Class A, 30 Day Average SOFR + CSA + 0.70% (a)	5.55%	01/25/29	388,691

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	SLM Student Loan Trust (Continued)
$139,883	Series 2012-6, Class A3, 30 Day Average SOFR + CSA + 0.75% (a)	5.60%	05/26/26	$137,066
2,090,372	Series 2012-7, Class A3, 30 Day Average SOFR + CSA + 0.65% (a)	5.50%	05/26/26	2,033,804
555,000	Series 2012-7, Class B, 30 Day Average SOFR + CSA + 1.80% (a)	6.65%	09/25/43	540,917
74,777	Series 2013-2, Class A, 30 Day Average SOFR + CSA + 0.45% (a)	5.30%	06/25/43	73,362
	Soundview Home Loan Trust
5,578,161	Series 2007-OPT4, Class 1A1, 1 Mo. CME Term SOFR + CSA + 1.00% (a)	5.70%	09/25/37	3,956,603
	Structured Asset Investment Loan Trust
434,316	Series 2004-6, Class A3, 1 Mo. CME Term SOFR + CSA + 0.80% (a)	5.50%	07/25/34	443,035
	Structured Asset Securities Corp. Mortgage Loan Trust
392,654	Series 2005-NC2, Class M5, 1 Mo. CME Term SOFR + CSA + 0.93% (a)	5.63%	05/25/35	396,676
	TAL Advantage VII LLC
6,750,000	Series 2020-1A, Class A (d)	2.05%	09/20/45	6,278,605
	TIF Funding II LLC
6,450,500	Series 2020-1A, Class A (d)	2.09%	08/20/45	5,972,637
	Voya CLO Ltd.
13,000,000	Series 2020-1A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.15% (a) (d)	6.06%	07/16/34	13,044,388
	Wachovia Student Loan Trust
365,334	Series 2006-1, Class A6, 90 Day Average SOFR + CSA + 0.17% (a) (d)	5.62%	04/25/40	359,671
	WaMu Asset-Backed Certificates WaMu Trust
1,014,993	Series 2007-HE2, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.11% (a)	4.81%	04/25/37	381,290
3,522,198	Series 2007-HE2, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.19% (a)	4.89%	04/25/37	1,323,680
7,547,566	Series 2007-HE2, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.25% (a)	4.95%	04/25/37	2,839,298
	Ziply Fiber Issuer LLC
10,000,000	Series 2024-1A, Class A2 (d)	6.64%	04/20/54	10,278,480
	Total Asset-Backed Securities			570,489,679
	(Cost $606,941,782)
MORTGAGE-BACKED SECURITIES — 7.1%
	Collateralized Mortgage Obligations — 4.2%
	Ajax Mortgage Loan Trust
1,699,854	Series 2019-F, Class A1, steps up to 3.86% on 11/25/26 (d) (h)	2.86%	07/25/59	1,626,835
	Alternative Loan Trust
4,426,672	Series 2005-16, Class A4, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	5.18%	06/25/35	3,963,577
4,922,396	Series 2005-56, Class 1A1, 1 Mo. CME Term SOFR + CSA + 1.46% (a)	6.16%	11/25/35	4,579,499
4,709,895	Series 2005-67CB, Class A1	5.50%	01/25/36	3,506,260
2,515,318	Series 2007-13, Class A1	6.00%	06/25/47	1,317,037
	American Home Mortgage Assets Trust
11,688,332	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (a)	5.63%	02/25/47	4,236,001

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	American Home Mortgage Investment Trust
$1,289,615	Series 2005-4, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.58% (a)	5.28%	11/25/45	$1,182,276
	Angel Oak Mortgage Trust
7,102,054	Series 2024-1, Class A1, steps up to 6.21% on 01/01/28 (d) (h)	5.21%	08/25/68	7,051,404
	Banc of America Funding Trust
287,866	Series 2014-R6, Class 2A13 (d) (k)	5.11%	07/26/36	286,351
	Bear Stearns Mortgage Funding Trust
80,526	Series 2006-AR1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.42% (a)	5.12%	07/25/36	74,066
1,933,735	Series 2006-AR3, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.36% (a)	5.06%	10/25/36	1,738,278
2,775,894	Series 2006-AR5, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.38% (a)	5.08%	01/25/37	2,642,234
145,159	Series 2007-AR5, Class 1A1G, 1 Mo. CME Term SOFR + CSA + 0.32% (a)	5.02%	06/25/47	128,074
	CIM Trust
2,315,340	Series 2019-R1, Class A (d)	3.25%	10/25/58	2,081,103
2,543,836	Series 2019-R4, Class A1 (d)	3.00%	10/25/59	2,341,649
3,967,035	Series 2020-R3, Class A1A (d)	4.00%	01/26/60	3,847,073
6,655,000	Series 2020-R3, Class A1B (d)	4.00%	01/26/60	6,199,094
21,112,000	Series 2020-R7, Class A1B (d) (l)	2.25%	12/27/61	15,397,060
10,799,608	Series 2021-R3, Class A1A (d)	1.95%	06/25/57	9,823,852
18,128,310	Series 2023-R1, Class A1A (d)	5.40%	04/25/62	17,845,161
12,920,577	Series 2023-R3, Class A1A (d)	4.50%	01/25/63	12,850,975
	Connecticut Avenue Securities Trust
6,026,364	Series 2019-R04, Class 2B1, 30 Day Average SOFR + CSA + 5.25% (a) (d)	10.10%	06/25/39	6,367,213
	Credit Suisse Mortgage Trust
8,694,988	Series 2007-2, Class 1A4	5.75%	03/25/37	4,425,240
25,886,192	Series 2007-3, Class 1A1A	5.84%	04/25/37	6,369,709
5,764,228	Series 2021-NQM7, Class A1 (d)	1.76%	10/25/66	4,962,518
10,589,172	Series 2021-RP11, Class A1 (d)	2.25%	10/25/61	8,443,842
12,910,183	Series 2021-RP11, Class PT (d)	3.75%	10/25/61	8,982,765
	CSMCM Trust
553,407	Series 2021-RP11 (d)	3.78%	10/27/61	425,724
	GMACM Mortgage Loan Trust
1,175,564	Series 2006-AR1, Class 1A1 (k)	3.79%	04/19/36	966,069
985,324	Series 2006-J1, Class A4	5.75%	04/25/36	865,819
	GreenPoint Mortgage Funding Trust
58,076	Series 2006-AR1, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.58% (a)	5.28%	02/25/36	51,904
	GSR Mortgage Loan Trust
21,406,942	Series 2006-OA1, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.52% (a)	5.22%	08/25/46	4,918,487
	HarborView Mortgage Loan Trust
148,702	Series 2005-10, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.62% (a)	5.34%	11/19/35	98,074
948,083	Series 2007-7, Class 1A1, 1 Mo. CME Term SOFR + CSA + 2.00% (a)	6.70%	10/25/37	747,274

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	HomeBanc Mortgage Trust
$410,925	Series 2004-2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.74% (a)	5.44%	12/25/34	$389,538
	Impac CMB Trust
118,348	Series 2005-2, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.52% (a)	5.22%	04/25/35	115,257
364,767	Series 2005-4, Class 1A1A, 1 Mo. CME Term SOFR + CSA + 0.27% (a)	5.24%	05/25/35	350,033
	IndyMac INDX Mortgage Loan Trust
1,124,894	Series 2005-AR14, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.60% (a)	5.30%	07/25/35	906,494
14,822,875	Series 2005-AR29, Class A1 (k)	3.94%	01/25/36	12,083,929
2,688,758	Series 2006-AR6, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.40% (a)	5.10%	06/25/46	2,316,801
3,150,556	Series 2007-FLX4, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.50% (a)	5.20%	07/25/37	2,916,670
	JP Morgan Mortgage Trust
1,184,930	Series 2006-A4, Class 1A1 (k)	5.42%	06/25/36	829,305
	Lehman XS Trust
207,311	Series 2006-16N, Class A4A, 1 Mo. CME Term SOFR + CSA + 0.38% (a)	5.08%	11/25/46	183,786
3,885,073	Series 2007-16N, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.94% (a)	5.64%	09/25/47	3,565,634
1,939,738	Series 2007-16N, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.80% (a)	5.50%	09/25/47	1,721,955
	Merrill Lynch Alternative Note Asset Trust
2,541,352	Series 2007-OAR3, Class A1, 1 Mo. CME Term SOFR + CSA + 0.38% (a)	5.08%	07/25/47	2,322,471
	Morgan Stanley Mortgage Loan Trust
16,324	Series 2005-2AR, Class A, 1 Mo. CME Term SOFR + CSA + 0.26% (a)	4.96%	04/25/35	16,372
	MortgageIT Trust
31,893	Series 2005-5, Class A1, 1 Mo. CME Term SOFR + CSA + 0.52% (a)	5.22%	12/25/35	31,275
	OBX Trust
3,706,672	Series 2021-NQM2, Class A1 (d)	1.10%	05/25/61	3,053,586
8,596,734	Series 2021-NQM3, Class A1 (d)	1.05%	07/25/61	7,038,937
	Opteum Mortgage Acceptance Corp.
671,380	Series 2005-5, Class 1A1D, 1 Mo. CME Term SOFR + CSA + 0.76% (a)	5.46%	12/25/35	659,877
222,083	Series 2006-1, Class 1APT, 1 Mo. CME Term SOFR + CSA + 0.42% (a)	5.12%	04/25/36	207,803
	PRKCM Trust
15,358,096	Series 2021-AFC2, Class A1 (d)	2.07%	11/25/56	13,463,606
	RALI Trust
5,465,498	Series 2007-QS7, Class 1A1	6.00%	05/25/37	4,385,550
2,607,995	Series 2007-QS9, Class A33	6.50%	07/25/37	2,130,332
	RFMSI Trust
5,824,545	Series 2007-S6, Class 1A4	6.00%	06/25/37	4,580,178

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Structured Adjustable Rate Mortgage Loan Trust
$8,784	Series 2004-12, Class 3A1 (k)	5.91%	09/25/34	$8,601
22,130,835	Series 2006-2, Class 4A1 (k)	4.65%	03/25/36	12,219,850
	Structured Asset Mortgage Investments II Trust
1,261,528	Series 2006-AR1, Class 3A1, 1 Mo. CME Term SOFR + CSA + 0.46% (a)	5.16%	02/25/36	1,014,400
6,115,574	Series 2006-AR7, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.42% (a)	5.12%	08/25/36	5,036,001
4,440,740	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (a)	6.43%	08/25/47	3,717,800
	WaMu Mortgage Pass-Through Certificates Trust
56,926	Series 2005-AR1, Class A2A1, 1 Mo. CME Term SOFR + CSA + 0.68% (a)	5.38%	01/25/45	55,999
119,869	Series 2005-AR15, Class A1A1, 1 Mo. CME Term SOFR + CSA + 0.52% (a)	5.22%	11/25/45	114,006
164,138	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (a)	5.93%	02/25/46	147,771
246,912	Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average + 0.94% (a)	4.49%	05/25/46	228,926
				236,155,240
	Commercial Mortgage-Backed Securities — 2.9%
	BAMLL Commercial Mortgage Securities Trust
7,651,000	Series 2015-200P, Class F (d) (k)	3.72%	04/14/33	7,436,295
	BX Commercial Mortgage Trust
12,546,000	Series 2020-VIV2, Class C (d) (k)	3.66%	03/09/44	11,259,587
9,320,000	Series 2020-VIVA, Class D (d) (k)	3.67%	03/11/44	8,261,588
3,500,000	Series 2021-XL2, Class J, 1 Mo. CME Term SOFR + CSA + 3.89% (a) (d)	8.61%	10/15/38	3,452,550
	BX Trust
8,670,000	Series 2019-OC11, Class D (d) (k)	4.08%	12/09/41	7,921,663
	BXHPP Trust
5,200,000	Series 2021-FILM, Class E, 1 Mo. CME Term SOFR + CSA + 2.00% (a) (d)	6.72%	08/15/36	4,730,708
	BXP Trust
8,500,000	Series 2017-CC, Class B (d) (k)	3.67%	08/13/37	7,873,931
1,440,000	Series 2017-CC, Class D (d) (k)	3.67%	08/13/37	1,264,673
5,000,000	Series 2017-GM, Class D (d) (k)	3.54%	06/13/39	4,631,005
	BXSC Commercial Mortgage Trust
8,450,000	Series 2022-WSS, Class D, 1 Mo. CME Term SOFR + 3.19% (a) (d)	7.80%	03/15/35	8,494,645
	CAMB Commercial Mortgage Trust
9,150,000	Series 2019-LIFE, Class F, 1 Mo. CME Term SOFR + CSA + 2.55% (a) (d)	7.46%	12/15/37	9,080,930
	CENT Trust
6,470,000	Series 2023-CITY, Class A, 1 Mo. CME Term SOFR + 2.62% (a) (d)	7.23%	09/15/38	6,539,093
	Century Plaza Towers
3,500,000	Series 2019-CPT, Class A (d)	2.87%	11/13/39	3,100,748
	CRSO Trust
1,700,000	Series 2023-BRND, Class B	7.91%	07/10/28	1,769,457

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	DC Office Trust
$3,600,000	Series 2019-MTC, Class A (d)	2.97%	09/15/45	$3,148,027
	DROP Mortgage Trust
8,933,000	Series 2021-FILE, Class B, 1 Mo. CME Term SOFR + CSA + 1.70% (a) (d)	6.42%	10/15/43	8,129,848
	Grace Trust
5,080,000	Series 2020-GRCE, Class D (d) (k)	2.77%	12/10/40	4,162,795
	Hilton U.S.A. Trust
7,000,000	Series 2016-HHV, Class F (d) (k)	4.33%	11/05/38	6,649,506
	Hudson Yards Mortgage Trust
3,537,000	Series 2019-30HY, Class D (d) (k)	3.56%	07/10/39	3,010,108
	Life Mortgage Trust
3,965,671	Series 2021-BMR, Class F, 1 Mo. CME Term SOFR + CSA + 2.35% (a) (d)	7.07%	03/15/38	3,837,609
6,345,074	Series 2021-BMR, Class G, 1 Mo. CME Term SOFR + CSA + 2.95% (a) (d)	7.67%	03/15/38	6,142,039
	Manhattan West Mortgage Trust
3,855,000	Series 2020-1MW, Class A (d)	2.13%	09/10/39	3,548,059
	MKT Mortgage Trust
2,719,000	Series 2020-525M, Class D (d) (k)	3.04%	02/12/40	1,846,174
	SFAVE Commercial Mortgage Securities Trust
9,265,000	Series 2015-5AVE, Class A2A (d) (k)	3.66%	01/05/43	7,943,022
	SLG Office Trust
7,600,000	Series 2021-OVA, Class A (d)	2.59%	07/15/41	6,523,598
5,000,000	Series 2021-OVA, Class E (d)	2.85%	07/15/41	4,089,797
5,000,000	Series 2021-OVA, Class F (d)	2.85%	07/15/41	3,931,452
	SREIT Trust
7,100,000	Series 2021-PALM, Class E, 1 Mo. CME Term SOFR + CSA + 1.91% (a) (d)	6.63%	10/15/34	7,028,118
6,430,000	Series 2021-PALM, Class G, 1 Mo. CME Term SOFR + CSA + 3.62% (a) (d)	8.34%	10/15/34	6,386,534
				162,193,559
	Total Mortgage-Backed Securities			398,348,799
	(Cost $435,014,198)
FOREIGN CORPORATE BONDS AND NOTES (c) — 2.8%
	Agriculture — 0.0%
2,295,000	Imperial Brands Finance PLC (d)	3.50%	07/26/26	2,244,296
	Airlines — 0.0%
519,600	Air Canada Pass-Through Trust, Series 2017-1, Class AA (d)	3.30%	01/15/30	485,313
	Banks — 0.2%
1,830,000	HSBC Holdings PLC (e)	2.10%	06/04/26	1,803,838
1,215,000	HSBC Holdings PLC (e)	4.76%	06/09/28	1,209,936
2,310,000	HSBC Holdings PLC (e)	2.01%	09/22/28	2,135,315
1,445,000	HSBC Holdings PLC (e)	2.21%	08/17/29	1,307,477
730,000	Lloyds Banking Group PLC (e)	3.57%	11/07/28	703,616
930,000	Santander UK Group Holdings PLC (e)	1.53%	08/21/26	906,921
2,115,000	Santander UK Group Holdings PLC (e)	1.67%	06/14/27	2,008,212
995,000	Santander UK Group Holdings PLC (e)	2.47%	01/11/28	943,501
				11,018,816

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (c) (Continued)
	Beverages — 0.4%
$5,020,000	Anheuser-Busch InBev S.A. / N.V. (EUR) (f)	3.95%	03/22/44	$5,593,899
6,260,000	Bacardi Ltd. (d)	4.45%	05/15/25	6,245,679
7,000,000	Becle SAB de C.V. (d)	2.50%	10/14/31	5,712,262
4,230,000	JDE Peet’s N.V. (d)	2.25%	09/24/31	3,496,333
2,500,000	Pernod Ricard S.A. (EUR) (f)	3.63%	05/07/34	2,707,400
				23,755,573
	Diversified Financial Services — 0.4%
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.50%	01/15/25	998,199
1,296,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.45%	10/01/25	1,292,433
11,200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.00%	10/29/28	10,461,039
1,755,000	Avolon Holdings Funding Ltd. (d)	2.88%	02/15/25	1,743,974
670,000	Avolon Holdings Funding Ltd. (d)	3.25%	02/15/27	643,882
5,256,000	Avolon Holdings Funding Ltd. (d)	2.53%	11/18/27	4,889,236
				20,028,763
	Electric — 0.4%
2,500,000	Amprion GmbH (EUR) (f)	0.63%	09/23/33	2,111,929
500,000	Amprion GmbH (EUR) (f)	4.00%	05/21/44	556,108
1,000,000	E.ON SE (EUR)	3.50%	10/26/37	1,073,409
1,100,000	Elia Group S.A. / N.V. (EUR) (f)	3.88%	06/11/31	1,188,919
1,200,000	Elia Transmission Belgium S.A. (EUR) (f)	3.75%	01/16/36	1,312,918
100,000	Eurogrid GmbH (EUR) (f)	1.11%	05/15/32	91,494
2,400,000	Eurogrid GmbH (EUR) (f)	0.74%	04/21/33	2,081,044
190,613	Mong Duong Finance Holdings B.V. (f)	5.13%	05/07/29	184,140
625,000	MVM Energetika Zrt (f)	7.50%	06/09/28	656,838
1,500,000	MVM Energetika Zrt (f)	6.50%	03/13/31	1,530,956
1,000,000	National Grid Electricity Transmission PLC (EUR) (f)	0.82%	07/07/32	897,113
2,500,000	RTE Reseau de Transport d’Electricite SADIR (EUR) (f)	3.50%	04/30/33	2,702,782
4,375,000	TenneT Holding B.V. (EUR) (f)	4.50%	10/28/34	5,124,107
1,590,000	TenneT Holding B.V. (EUR) (f)	2.75%	05/17/42	1,530,992
				21,042,749
	Food — 0.3%
3,600,000	ELO SACA (EUR) (f)	6.00%	03/22/29	3,202,090
6,660,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	6.75%	03/15/34	7,259,985
4,340,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	4.38%	02/02/52	3,401,224
1,970,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	6.50%	12/01/52	2,088,992
				15,952,291
	Gas — 0.1%
4,335,000	National Gas Transmission PLC (EUR) (f)	4.25%	04/05/30	4,809,074
	Healthcare-Products — 0.0%
550,000	Medtronic Global Holdings S.C.A. (EUR)	1.63%	03/07/31	540,520
860,000	Medtronic Global Holdings S.C.A. (EUR)	3.38%	10/15/34	930,309
1,000,000	Medtronic Global Holdings S.C.A. (EUR)	1.75%	07/02/49	756,002
				2,226,831

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (c) (Continued)
	Healthcare-Services — 0.1%
$2,780,000	Kedrion S.p.A. (d)	6.50%	09/01/29	$2,646,963
2,260,000	Lonza Finance International N.V. (EUR) (f)	3.88%	04/24/36	2,502,923
				5,149,886
	Media — 0.0%
714,000	VZ Secured Financing B.V. (d)	5.00%	01/15/32	638,962
	Mining — 0.1%
3,790,000	Corp. Nacional del Cobre de Chile (f)	5.13%	02/02/33	3,674,053
600,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT (d)	5.45%	05/15/30	603,206
				4,277,259
	Oil & Gas — 0.1%
450,000	Ecopetrol S.A.	8.88%	01/13/33	463,888
1,383,000	KazMunayGas National Co. JSC (f)	5.38%	04/24/30	1,368,862
2,200,000	KazMunayGas National Co. JSC (d)	3.50%	04/14/33	1,876,937
2,504,000	Pertamina Persero PT (d)	3.10%	08/27/30	2,266,993
768,000	Petroleos Mexicanos	6.35%	02/12/48	530,579
				6,507,259
	Packaging & Containers — 0.1%
760,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (d)	4.13%	08/15/26	648,311
4,021,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (d)	5.25%	08/15/27	2,403,914
1,050,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (d)	5.25%	08/15/27	627,732
				3,679,957
	Pharmaceuticals — 0.2%
3,870,000	1375209 BC Ltd. (d)	9.00%	01/30/28	3,871,236
3,485,000	Grifols S.A. (EUR) (f)	3.88%	10/15/28	3,221,590
1,335,000	Grifols S.A. (EUR) (f)	7.50%	05/01/30	1,460,071
2,520,000	MSD Netherlands Capital B.V. (EUR)	3.70%	05/30/44	2,805,674
				11,358,571
	Pipelines — 0.1%
1,393,722	Galaxy Pipeline Assets Bidco Ltd. (d)	2.16%	03/31/34	1,213,735
3,510,000	TMS Issuer S.A.R.L. (f)	5.78%	08/23/32	3,603,064
275,000	TransCanada PipeLines Ltd.	5.85%	03/15/36	285,822
				5,102,621
	Real Estate — 0.2%
1,700,000	Annington Funding PLC (GBP) (f)	2.31%	10/06/32	1,696,788
650,000	Annington Funding PLC (GBP) (f)	4.75%	08/09/33	760,216
900,000	Annington Funding PLC (GBP) (f)	3.69%	07/12/34	960,452
1,270,000	Blackstone Property Partners Europe Holdings S.A.R.L. (EUR) (f)	1.00%	05/04/28	1,236,936
2,285,000	Blackstone Property Partners Europe Holdings S.A.R.L. (EUR) (f)	1.63%	04/20/30	2,175,335
700,000	LEG Immobilien SE (EUR) (f)	0.88%	03/30/33	598,880
500,000	Vonovia SE (EUR) (f)	2.25%	04/07/30	505,274
400,000	Vonovia SE (EUR) (f)	5.00%	11/23/30	462,391
1,800,000	Vonovia SE (EUR) (f)	0.75%	09/01/32	1,553,865
				9,950,137
	Real Estate Investment Trusts — 0.1%
4,065,000	Digital Intrepid Holding B.V. (EUR) (f)	0.63%	07/15/31	3,607,177
	Savings & Loans — 0.0%
1,550,000	Nationwide Building Society (d) (e)	2.97%	02/16/28	1,485,025

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (c) (Continued)
	Telecommunications — 0.0%
$255,000	Altice France S.A. (d)	8.13%	02/01/27	$214,843
200,000	C&W Senior Finance Ltd. (d)	6.88%	09/15/27	198,703
500,000	Ooredoo International Finance Ltd. (f)	2.63%	04/08/31	439,559
				853,105
	Water — 0.0%
2,600,000	Suez SACA (EUR) (f)	2.88%	05/24/34	2,619,398
	Total Foreign Corporate Bonds and Notes			156,793,063
	(Cost $160,567,256)

Principal Value	Description	Rate (m)	Stated Maturity (n)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 1.6%
	Aerospace/Defense — 0.0%
1,018,189	TransDigm, Inc., Term Loan I, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.35%	08/24/28	1,020,867
	Apartment REITs — 0.1%
4,956,366	Invitation Homes Operating Partnership, L.P., Term Loan, 1 Mo. CME Term SOFR + CSA + 0.95%, 0.00% Floor	5.87%	09/11/28	4,882,020
	Brokerage/Asset Managers/Exchanges — 0.1%
166,097	Deerfield Dakota Holding LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 1.00% Floor	8.35%	04/09/27	161,634
450,305	Guggenheim Partners Investment Management Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.11%	11/26/31	453,119
249,352	Jane Street Group LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.57%	01/26/28	250,696
785,492	Jane Street Group LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.18%	01/26/28	789,726
372,840	Jefferies Finance LLC, Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.60%	10/21/31	374,822
				2,029,997
	Cable Satellite — 0.0%
514,685	CSC Holdings LLC, Term Loan B, 1 Mo. Synthetic LIBOR + 2.50%, 0.00% Floor	7.17%	04/15/27	475,533
725,000	Virgin Media Bristol LLC, Term Loan N, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.22%	01/31/28	719,225
				1,194,758
	Chemicals — 0.0%
1,809,673	Chemours (The) Co., Term Loan B2, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.07%	08/18/28	1,823,245
	Consumer Cyclical Services — 0.1%
114,929	8th Avenue Food & Provisions, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor	8.44%	10/01/25	111,155
346,227	Arches Buyer, Inc., Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.92%	12/06/27	340,601
425,003	Delivery Hero Finco LLC, Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.52%	12/12/29	428,367
429,909	Ingenovis Health, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	8.53%	03/06/28	269,768

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Rate (m)	Stated Maturity (n)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Consumer Cyclical Services (Continued)
$904,717	Ingenovis Health, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.03%	03/06/28	$584,673
221,266	Match Group Holdings II LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	6.71%	02/16/27	221,543
469,390	Ryan LLC, Term Loan, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.07%	11/14/30	472,765
387,104	StubHub Holdco Sub LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.32%	03/15/30	388,232
644,974	TruGreen, L.P., Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.67%	11/02/27	625,825
				3,442,929
	Consumer Products — 0.0%
431,344	AI Aqua Merger Sub, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.16%	07/31/28	435,355
	Diversified Manufacturing — 0.1%
768,590	Alliance Laundry Systems, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.07%	08/19/31	776,549
585,000	TCP Sunbelt Acquisition Co., Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.78%	10/15/31	588,656
762,992	WEC US Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.86%	01/27/31	766,746
				2,131,951
	Electric — 0.1%
1,165,343	Alpha Generation LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.32%	09/30/31	1,175,750
402,866	Cornerstone Generation LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.05%	10/28/31	406,473
235,485	CPV Fairview LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.07%	08/14/31	238,526
358,261	Edgewater Generation LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.82%	08/01/30	363,672
784,950	EFS Cogen Holdings I LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.11%	10/03/31	791,983
175,397	Lackawanna Energy Center, Term Loan B2, 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.59%	08/06/29	177,041
38,328	Lackawanna Energy Center, Term Loan C, 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.59%	08/06/29	38,687
506,452	Potomac Energy Center LLC, Term Loan, 1 Mo. Synthetic LIBOR + 6.00%, 0.00% Floor	10.96%	09/30/26	506,452
613,452	South Field Energy LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.35%	08/29/31	620,736
37,625	South Field Energy LLC, Term Loan C, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.35%	08/29/31	38,072
192,424	Talen Energy Supply LLC, Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.02%	05/17/30	193,881
736,894	Vistra Operations Co. LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.57%	12/20/30	741,625
				5,292,898
	Finance Companies — 0.1%
2,783,364	Avolon TLB Borrower 1 US LLC, Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.50% Floor	6.36%	06/24/30	2,786,844

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Rate (m)	Stated Maturity (n)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Financial Other — 0.0%
$656,806	Trans Union LLC, Term Loan B7, 1 Mo. CME Term SOFR + 2.00%, 0.50% Floor	6.57%	12/01/28	$658,037
	Food and Beverage — 0.1%
286,461	City Brewing Co. LLC, Term Loan, 1 Mo. CME Term SOFR + 6.25%, 0.75% Floor	10.91%	04/05/28	232,033
688,128	City Brewing Co. LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.75% Floor	8.42%	04/05/28	516,096
1,036,020	City Brewing Co. LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 5.00%, 0.75% Floor	9.92%	04/05/28	440,309
436,902	Dessert Holdings, Inc., Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.69%	06/12/28	410,963
2,565,903	Naked Juice LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.95%	01/24/29	1,800,032
560,255	Naked Juice LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 6.00%, 0.50% Floor	10.70%	01/24/30	258,650
1,155,469	United Natural Foods, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.32%	05/01/31	1,177,423
				4,835,506
	Healthcare — 0.1%
845,897	Bausch & Lomb Corp., Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.57%	09/29/28	851,319
1,594,697	Catalent Pharma Solutions, Inc., Term Loan B3, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.50% Floor	6.71%	02/22/28	1,595,973
1,108,707	Gainwell Acquisition Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.70%	10/01/27	1,064,514
2,974,137	ModivCare, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.34%	07/01/31	2,875,990
365,936	NSM Top Holdings Corp., Term Loan, 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.95%	05/09/29	369,747
750,037	Star Parent, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.35%	09/30/30	737,534
				7,495,077
	Healthcare REITs — 0.2%
1,667,079	Healthpeak OP LLC, Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 0.85%, 0.00% Floor	5.51%	02/22/27	1,637,905
2,484,652	Healthpeak OP LLC, Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 0.85%, 0.00% Floor	5.51%	08/20/27	2,441,170
3,606,669	Healthpeak OP LLC, Term Loan, 1 Mo. CME Term SOFR + CSA + 0.85%, 0.00% Floor	5.46%	03/01/29	3,539,044
				7,618,119
	Insurance — 0.1%
2,009,056	Acrisure LLC, Term Loan B1, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.60%	02/16/27	2,017,634
2,875,145	AmWINS Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.75% Floor	6.94%	02/22/28	2,890,714
300,000	Asurion LLC (fka Asurion Corp.), Term Loan B4, 1 Mo. CME Term SOFR + CSA + 5.25%, 0.00% Floor	9.94%	01/22/29	293,144
1,374,326	Asurion LLC (fka Asurion Corp.), Term Loan B8, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	7.94%	12/23/26	1,376,580
				6,578,072

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Rate (m)	Stated Maturity (n)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Leisure — 0.1%
$1,156,974	Showtime Acquisition LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.24%	08/13/31	$1,163,482
953,698	William Morris Endeavor Entertainment LLC, Term Loan B1, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	7.44%	05/19/25	955,786
				2,119,268
	Lodging — 0.0%
181,758	Hilton Domestic Operating Co., Inc., Term Loan B4, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.34%	11/08/30	183,167
	Media Entertainment — 0.0%
322,446	MH Sub I LLC, Term Loan, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.82%	05/03/28	323,299
241,290	Research Now Group LLC and Dynata LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 5.00%, 1.00% Floor	9.79%	07/17/28	242,998
401,403	Research Now Group LLC and Dynata LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 5.50%, 1.00% Floor	10.29%	10/16/28	374,686
				940,983
	Oil Field Services — 0.0%
470,478	Kestrel Acquisition LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.03%	11/06/31	475,125
	Other Industrial — 0.0%
166,574	Albion Financing 3 S.A.R.L., Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.90%	08/02/29	168,691
755,388	Artera Services LLC, Term Loan, 3 Mo. CME Term SOFR + 4.50%, 0.00% Floor	9.10%	02/10/31	746,995
				915,686
	Packaging — 0.1%
649,421	Balcan Innovations, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.38%	10/20/31	651,044
3,213,228	Berry Global, Inc., Term Loan, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	6.49%	07/02/29	3,228,234
1,491,875	Plaze, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	8.44%	08/03/26	1,377,493
				5,256,771
	Paper — 0.0%
423,489	Mativ Holdings, Inc., Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.17%	05/06/27	421,371
	Pharmaceuticals — 0.1%
820,957	Elanco Animal Health, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	6.52%	08/02/27	821,967
1,187,185	Grifols Worldwide Operations Ltd., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	6.74%	11/15/27	1,165,560
2,998,797	Jazz Financing Lux S.A.R.L., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	6.82%	05/05/28	3,017,000
526,102	Perrigo Investments LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.92%	04/20/29	530,048
				5,534,575
	Restaurants — 0.0%
1,143,406	1011778 BC ULC, Term Loan B6, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.32%	09/23/30	1,144,121

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Rate (m)	Stated Maturity (n)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Retailers — 0.0%
$928,600	Belron Finance 2019 LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.27%	10/16/31	$940,324
418,152	Hanesbrands, Inc., Term Loan A, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	6.71%	11/19/26	417,368
659,509	Peer Holding III B.V., Term Loan B5, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.60%	07/01/31	665,692
				2,023,384
	Services — 0.0%
889,541	Spin Holdco, Inc., Term Loan, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.26%	03/06/28	755,781
	Technology — 0.2%
514,074	Barracuda Networks, Inc., Term Loan, 6 Mo. CME Term SOFR + 4.50%, 0.50% Floor	9.09%	08/15/29	481,047
355,651	Boost Newco Borrower LLC, Term Loan B-1, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.10%	01/31/31	359,524
267,401	Coherent Corp., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	7.07%	07/02/29	269,351
3,611,115	Commscope, Inc., Term Loan B2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	7.94%	04/06/26	3,547,920
142,676	DTI Holdco, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.75% Floor	9.32%	04/26/29	143,892
2,797,117	EagleView Technology Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.37%	08/14/25	2,662,729
356,816	Indy US Holdco LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.50% Floor	9.32%	03/06/28	358,006
834,327	Quartz Acquireco LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.35%	06/28/30	839,021
450,438	Realpage, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	7.69%	04/24/28	448,242
726,924	Renaissance Holding Corp., Term Loan, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.82%	04/08/30	729,344
333,764	Sabre GLBL, Inc., Term Loan B2, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	9.57%	06/30/28	323,501
379,825	Xerox Corp., Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	8.57%	11/19/29	380,443
496,774	Xerox Corp., Term Loan, 3 Mo. CME Term SOFR + 4.00%, 0.50% Floor	8.60%	11/19/29	497,582
				11,040,602
	Wireless — 0.0%
687,243	Altice France S.A., Term Loan B14, 3 Mo. CME Term SOFR + 5.50%, 0.00% Floor	10.16%	08/31/28	565,010
607,108	CCI Buyer, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	8.60%	12/17/27	612,474
679,895	SBA Senior Finance II LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.44%	01/27/31	680,707
				1,858,191

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Rate (m)	Stated Maturity (n)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Wirelines — 0.0%
$1,776,519	Zayo Group Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.82%	03/09/27	$1,714,652
250,000	Zayo Group Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	7.69%	03/09/27	239,746
				1,954,398
	Total Senior Floating-Rate Loan Interests			86,849,098
	(Cost $87,985,395)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (c) — 0.9%
	Brazil — 0.1%
500,000	Brazilian Government International Bond	6.13%	01/22/32	501,033
500,000	Brazilian Government International Bond	6.00%	10/20/33	493,252
4,330,000	Brazilian Government International Bond	6.13%	03/15/34	4,266,913
				5,261,198
	Colombia — 0.1%
1,485,000	Colombia Government International Bond	3.00%	01/30/30	1,251,578
1,200,000	Colombia Government International Bond	3.13%	04/15/31	973,195
2,000,000	Colombia Government International Bond	8.00%	04/20/33	2,092,711
				4,317,484
	Costa Rica — 0.0%
2,200,000	Costa Rica Government International Bond (f)	6.55%	04/03/34	2,270,812
	Guatemala — 0.1%
2,000,000	Guatemala Government Bond (f)	5.25%	08/10/29	1,937,500
2,800,000	Guatemala Government Bond (f)	3.70%	10/07/33	2,319,450
				4,256,950
	Hungary — 0.0%
2,630,000	Hungary Government International Bond (d)	2.13%	09/22/31	2,116,343
	Indonesia — 0.0%
1,500,000	Indonesia Government International Bond	4.85%	01/11/33	1,484,276
	Mexico — 0.2%
3,016,000	Mexico Government International Bond	2.66%	05/24/31	2,517,300
1,700,000	Mexico Government International Bond	4.75%	04/27/32	1,590,919
2,756,000	Mexico Government International Bond	4.88%	05/19/33	2,545,120
3,000,000	Mexico Government International Bond	6.35%	02/09/35	3,031,526
				9,684,865
	Panama — 0.1%
3,148,000	Panama Government International Bond	3.16%	01/23/30	2,729,486
300,000	Panama Government International Bond	2.25%	09/29/32	222,345
470,000	Panama Government International Bond	6.40%	02/14/35	453,825
394,000	Panama Government International Bond	8.00%	03/01/38	418,144
				3,823,800
	Paraguay — 0.1%
2,485,000	Paraguay Government International Bond (f)	4.95%	04/28/31	2,417,284
	Peru — 0.0%
2,000,000	Peruvian Government International Bond	3.00%	01/15/34	1,663,500

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (c) (Continued)
	Philippines — 0.0%
$2,500,000	Philippine Government International Bond	2.46%	05/05/30	$2,219,557
	Romania — 0.1%
1,250,000	Romanian Government International Bond (d)	6.63%	02/17/28	1,280,000
3,000,000	Romanian Government International Bond (f)	3.00%	02/14/31	2,492,958
1,000,000	Romanian Government International Bond (f)	6.38%	01/30/34	981,555
				4,754,513
	South Africa — 0.1%
730,000	Republic of South Africa Government International Bond	4.85%	09/30/29	691,942
1,759,000	Republic of South Africa Government International Bond	5.88%	06/22/30	1,724,921
1,550,000	Republic of South Africa Government International Bond	5.88%	04/20/32	1,496,023
				3,912,886
	United Arab Emirates — 0.0%
1,302,000	Finance Department Government of Sharjah (d)	6.50%	11/23/32	1,371,272
	Total Foreign Sovereign Bonds and Notes			49,554,740
	(Cost $51,424,562)
U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
25,000,000	Federal National Mortgage Association Discount Notes	(g)	01/21/25	24,838,423
	(Cost $24,842,422)
MUNICIPAL BONDS — 0.4%
	California — 0.1%
4,545,000	Regents of the Univ of CA Med Ctr Pooled Rev, Ser N	3.26%	05/15/60	3,171,778
	Massachusetts — 0.0%
1,845,000	Massachusetts Sch Bldg Auth Rev, Ser B	2.97%	10/15/32	1,660,766
	New Jersey — 0.0%
2,000,000	NJ St Turnpike Auth Rev, Ser B	1.86%	01/01/31	1,733,406
500,000	NJ St Turnpike Auth Rev, Ser F	3.73%	01/01/36	456,560
				2,189,966
	New York — 0.3%
2,285,000	City of New York NY, Ser F	3.62%	04/01/31	2,169,185
400,000	New York City NY Transitional Fin Auth Rev Qualified Sch Constr, Ser BD G-3	5.27%	05/01/27	408,458
970,000	New York City NY Transitional Fin Auth Rev, Ser A3	3.96%	08/01/32	932,493
6,940,000	New York City NY Transitional Fin Auth Rev, Ser B-3	1.85%	08/01/32	5,733,697
5,140,000	NY St Urban Dev Corp Rev, Ser B	2.97%	03/15/34	4,491,943
				13,735,776
	Total Municipal Bonds			20,758,286
	(Cost $24,938,038)
CONVERTIBLE FOREIGN CORPORATE BONDS AND NOTES (c) — 0.1%
	Commercial Services — 0.1%
1,475,000	Worldline S.A. (EUR) (f)	(g)	07/30/25	1,809,262
2,154,300	Worldline S.A. (EUR) (f)	(g)	07/30/26	2,178,656
	Total Convertible Foreign Corporate Bonds and Notes			3,987,918
	(Cost $3,956,800)

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS — 0.0%
	Wireless Telecommunication Services — 0.0%
59,835	Intelsat Jackson Emergence S.A. (o) (p)	$1,819,971
	(Cost $2,002,850)
MONEY MARKET FUNDS — 15.7%
875,067,227	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (q)	875,067,227
	(Cost $875,067,227)

	Total Investments — 129.1%	7,206,211,478
	(Cost $7,349,392,180)
	Net Other Assets and Liabilities — (29.1)%	(1,625,341,903)
	Net Assets — 100.0%	$5,580,869,575
Forward Foreign Currency Contracts at November 30, 2024:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 11/30/2024	Sale Value as of 11/30/2024	Unrealized Appreciation (Depreciation)
01/17/2025	BNY	EUR	1,822,000	USD	1,923,001	$1,929,632	$1,923,001	$6,631
01/17/2025	BOFA	EUR	664,000	USD	726,290	703,225	726,290	(23,065)
01/17/2025	Citi	EUR	403,000	USD	441,117	426,806	441,117	(14,311)
01/17/2025	Citi	EUR	1,017,000	USD	1,110,366	1,077,078	1,110,366	(33,288)
01/17/2025	GSIL	EUR	971,000	USD	1,027,999	1,028,360	1,027,999	361
01/17/2025	BNY	GBP	1,149,000	USD	1,451,565	1,461,873	1,451,565	10,308
01/17/2025	BOFA	USD	838,634	EUR	770,000	838,634	815,486	23,148
01/17/2025	Citi	USD	83,673,037	EUR	75,856,000	83,673,037	80,337,075	3,335,962
01/17/2025	Citi	USD	1,152,640	EUR	1,088,000	1,152,640	1,152,271	369
01/17/2025	GSIL	USD	2,279,378	EUR	2,107,000	2,279,378	2,231,467	47,911
01/17/2025	GSIL	USD	118,363	EUR	109,000	118,363	115,439	2,924
01/17/2025	GSIL	USD	787,104	EUR	726,000	787,104	768,887	18,217
01/17/2025	GSIL	USD	1,521,590	EUR	1,397,000	1,521,590	1,479,526	42,064
01/17/2025	GSIL	USD	643,904	EUR	591,000	643,904	625,913	17,991
01/17/2025	GSIL	USD	2,127,789	EUR	1,950,000	2,127,789	2,065,193	62,596
01/17/2025	GSIL	USD	113,013	EUR	105,000	113,013	111,203	1,810
01/17/2025	GSIL	USD	1,149,618	EUR	1,081,000	1,149,618	1,144,858	4,760
01/17/2025	GSIL	USD	554,282	EUR	532,000	554,282	563,427	(9,145)
01/17/2025	GSIL	USD	307,523	EUR	292,000	307,523	309,250	(1,727)
01/17/2025	GSIL	USD	643,934	EUR	612,000	643,934	648,153	(4,219)
01/17/2025	Citi	USD	5,004,163	GBP	3,824,000	5,004,163	4,865,276	138,887
Net Unrealized Appreciation (Depreciation)								$3,628,184
Futures Contracts at November 30, 2024:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	6,530	Mar-2025	$1,345,894,225	$3,898,947
U.S. 5-Year Treasury Notes	1,998	Mar-2025	214,987,923	1,305,132
Ultra 10-Year U.S. Treasury Notes	482	Mar-2025	55,332,094	989,716
			$1,616,214,242	$6,193,795

Futures Contracts Short
Euro-Bobl Futures	114	Dec-2024	$(14,438,233)	$(97,065)
Euro-Bund Futures	342	Dec-2024	(48,710,515)	(261,237)
Euro-Buxl 30 Year Bonds Futures	64	Dec-2024	(9,454,930)	(271,514)

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Futures Contracts at November 30, 2024 (Continued):
Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Euro-Schatz Futures	23	Dec-2024	$(2,602,357)	$(3,969)
Long Gilt Futures	1	Mar-2025	(122,014)	(719)
Ultra U.S. Treasury Bond Futures	3	Mar-2025	(381,562)	(14,690)
			$(75,709,611)	$(649,194)
		Total	$1,540,504,631	$5,544,601
Interest Rate Swap Agreements at November 30, 2024:

Counterparty	Floating Rate	Expiration Date	Notional Value	Fixed Rate	Unrealized Appreciation (Depreciation)/ Value
Citadel Securities LLC	SOFR(1)	12/20/2053	$27,661,000	3.520%(1)	$392,541

(1)	The Fund pays the fixed rate and receives the floating rate. At November 30, 2024, the floating rate accrued is 4.59%.

(a)	Floating or variable rate security.
(b)	All or a portion of this security is part of a mortgage dollar roll agreement.
(c)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2024, securities noted as such amounted to $955,014,234 or
17.1% of net assets.

(e)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at November 30, 2024.
At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Zero coupon security.
(h)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(i)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
November 30, 2024, securities noted as such are valued at $10,027,220 or 0.2% of net assets.

(j)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(k)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(l)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(m)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, such as the synthetic LIBOR, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR or synthetic LIBOR floor that establishes a minimum SOFR or synthetic LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR or synthetic LIBOR period, spread and floor, but different SOFR or synthetic LIBOR reset dates.

(n)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(o)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
(p)	Non-income producing security.
(q)	Rate shown reflects yield as of November 30, 2024.

Abbreviations throughout the Portfolio of Investments:
BNY	– Bank of New York (The)
BOFA	– Bank of America N.A.
Citi	– Citibank N.A.
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
EUR	– Euro
GBP	– British Pound Sterling
GSIL	– Goldman Sachs International, London
LIBOR	– London Interbank Offered Rate
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
TBA	– To-Be-Announced Security
USD	– United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$2,307,536,968	$—	$2,307,536,968	$—
U.S. Government Agency Mortgage-Backed Securities	2,056,939,751	—	2,056,939,751	—
Corporate Bonds and Notes*	653,227,555	—	653,227,555	—
Asset-Backed Securities	570,489,679	—	560,462,459	10,027,220
Mortgage-Backed Securities	398,348,799	—	398,348,799	—
Foreign Corporate Bonds and Notes*	156,793,063	—	156,793,063	—
Senior Floating-Rate Loan Interests*	86,849,098	—	86,849,098	—
Foreign Sovereign Bonds and Notes**	49,554,740	—	49,554,740	—
U.S. Government Agency Securities	24,838,423	—	24,838,423	—
Municipal Bonds***	20,758,286	—	20,758,286	—
Convertible Foreign Corporate Bonds and Notes*	3,987,918	—	3,987,918	—
Common Stocks*	1,819,971	1,819,971	—	—
Money Market Funds	875,067,227	875,067,227	—	—
Total Investments	7,206,211,478	876,887,198	6,319,297,060	10,027,220
Forward Foreign Currency Contracts	3,713,939	—	3,713,939	—
Futures Contracts	6,193,795	6,193,795	—	—
Interest Rate Swap Agreements	392,541	—	392,541	—
Total	$7,216,511,753	$883,080,993	$6,323,403,540	$10,027,220

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(85,755)	$—	$(85,755)	$—
Futures Contracts	(649,194)	(649,194)	—	—
Total	$(734,949)	$(649,194)	$(85,755)	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for country breakout.
***	See Portfolio of Investments for state breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments
November 30, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 22.1%
	Collateralized Mortgage Obligations — 0.0%
	Federal National Mortgage Association
$570,956	Series 2011-116, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.15%	11/25/41	$50,352
106,085	Series 2012-128, Class UA	2.50%	06/25/42	90,762
461,190	Series 2013-18, Class MI, IO	3.00%	02/25/33	19,690
	Government National Mortgage Association
645,623	Series 2003-110, Class S, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.60% (a)	1.88%	10/20/33	705
772,562	Series 2018-63, Class IO, IO	4.00%	09/20/47	118,133
				279,642
	Commercial Mortgage-Backed Securities — 0.2%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
9,835,755	Series 2021-P009, Class X, IO (b)	1.44%	01/25/31	329,615
	Federal Home Loan Mortgage Corporation Multifamily PC REMIC Trust
4,095,000	Series 2019-P002, Class X, IO (c)	1.14%	07/25/33	271,085
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
156,945	Series K039, Class X3, IO (b)	5.14%	08/25/42	26,873
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
162,917	Series K037, Class X3, IO (b)	5.11%	01/25/42	40
39,916,694	Series K043, Class X1, IO (b) (d)	0.59%	12/25/24	1,138
7,981,526	Series K044, Class X1, IO (b) (d)	0.86%	01/25/25	1,305
20,449,223	Series K048, Class X3, IO (b)	1.54%	08/25/43	174,377
14,124,925	Series K051, Class X1, IO (b)	0.61%	09/25/25	43,602
46,915,000	Series K053, Class X3, IO (b)	1.70%	03/25/44	824,062
6,897,149	Series K056, Class X3, IO (b)	2.19%	06/25/44	211,003
38,206,238	Series K059, Class X3, IO (b)	1.98%	11/25/44	1,303,818
1,899,979	Series K060, Class X3, IO (b)	1.96%	12/25/44	63,516
193,131	Series K728, Class X3, IO (b) (d)	4.25%	11/25/45	33
1,215,976	Series KC04, Class X1, IO (b)	1.41%	12/25/26	21,974
6,204,179	Series KC05, Class X1, IO (b)	1.36%	06/25/27	125,032
3,776,863	Series KLU1, Class X3, IO (b)	4.20%	01/25/31	308,089
3,490,463	Series KS06, Class X, IO (b)	1.19%	08/25/26	27,519
4,637,484	Series KS07, Class X, IO (b)	0.72%	09/25/25	21,394
55,930,267	Series Q017, Class X, IO (c)	1.21%	04/25/30	714,512
	Federal National Mortgage Association
20,529	Series 2016-M2, Class X3, IO (b) (d)	2.04%	04/25/36	2
988,158	Series 2016-M4, Class X2, IO (b)	2.73%	01/25/39	5,335
85,561	Series 2016-M11, Class X2, IO (b) (d)	3.10%	07/25/39	22
6,100,000	Series 2019-M29, Class X4, IO	0.70%	03/25/29	147,046
	FREMF
195,315,085	Series 20K-1517, Class X2A, IO (e)	0.10%	07/25/35	1,276,814
	Government National Mortgage Association
84,239	Series 2011-119, Class D	3.51%	04/16/45	82,875
267,573	Series 2013-125, Class IO, IO (c)	0.24%	10/16/54	4,225
477,656	Series 2014-52, Class D (c)	3.62%	05/16/46	469,547
671,486	Series 2014-125, Class IO, IO (c)	0.90%	11/16/54	18,655
				6,473,508

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities — 21.9%
	Federal Home Loan Mortgage Corporation
$20,433,198	Pool RA4528	2.50%	02/01/51	$17,223,477
4,606,042	Pool RA6427	3.00%	12/01/51	4,022,170
13,187,377	Pool SD3246	4.00%	08/01/52	12,350,233
4,266,548	Pool SD3890	3.00%	08/01/52	3,729,478
23,976,533	Pool SD8193	2.00%	02/01/52	19,276,409
11,428,835	Pool SD8199	2.00%	03/01/52	9,181,748
5,976,626	Pool SD8204	2.00%	04/01/52	4,801,604
21,268,965	Pool SD8211	2.00%	05/01/52	17,075,261
23,887,823	Pool SD8220	3.00%	06/01/52	20,867,005
6,789,194	Pool SD8225	3.00%	07/01/52	5,927,297
16,306,927	Pool SD8244	4.00%	09/01/52	15,271,721
8,286,629	Pool SD8245	4.50%	09/01/52	7,972,779
12,912,812	Pool SD8256	4.00%	10/01/52	12,091,729
7,598,810	Pool SD8257	4.50%	10/01/52	7,308,756
13,070,500	Pool SD8265	4.00%	11/01/52	12,232,850
6,030,755	Pool SD8266	4.50%	11/01/52	5,802,350
5,680,804	Pool SD8272	3.00%	12/01/52	4,956,702
4,134,341	Pool SD8275	4.50%	12/01/52	3,974,486
4,441,974	Pool SD8328	4.50%	06/01/53	4,269,256
	Federal National Mortgage Association
433,919	Pool AM2974	4.10%	04/01/43	411,329
12,812,662	Pool BV3023	2.00%	02/01/52	10,290,743
3,102,974	Pool BV8515	3.00%	05/01/52	2,712,060
17,864,797	Pool CA8513	2.50%	01/01/51	14,976,322
3,992,468	Pool CB2773	2.00%	02/01/52	3,212,721
4,956,698	Pool CB4818	4.00%	10/01/52	4,643,752
17,997,416	Pool FM8422	2.50%	08/01/51	15,081,065
7,774,971	Pool FM8658	2.50%	09/01/51	6,521,262
4,995,067	Pool FS1598	2.00%	04/01/52	4,010,739
15,836,649	Pool FS3275	3.00%	04/01/52	13,844,374
4,543,553	Pool FS6925	2.50%	12/01/51	3,812,473
11,829,233	Pool FS7252	5.00%	11/01/53	11,620,314
4,375,309	Pool FS7577	2.50%	01/01/54	3,688,996
11,506,773	Pool MA4562	2.00%	03/01/52	9,239,281
3,686,594	Pool MA4597	2.00%	05/01/52	2,960,457
2,840,681	Pool MA4599	3.00%	05/01/52	2,481,065
3,959,909	Pool MA4626	4.00%	06/01/52	3,709,916
4,750,889	Pool MA4732	4.00%	09/01/52	4,449,290
3,409,607	Pool MA4733	4.50%	09/01/52	3,280,471
6,942,324	Pool MA4783	4.00%	10/01/52	6,501,578
2,986,826	Pool MA4784	4.50%	10/01/52	2,872,816
18,070,852	Pool MA4840	4.50%	12/01/52	17,379,324
9,197,463	Pool MA4917	4.50%	02/01/53	8,845,470
17,443,495	Pool MA4958	4.50%	03/01/53	16,775,834
32,725,000	Pool TBA (f)	2.00%	12/15/54	26,220,748
31,925,000	Pool TBA (f)	2.50%	12/15/54	26,721,328
25,275,000	Pool TBA (f)	3.00%	12/15/54	22,034,402
34,875,000	Pool TBA (f)	3.50%	12/15/54	31,615,395
16,400,000	Pool TBA (f)	4.00%	12/15/54	15,339,318

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$33,650,000	Pool TBA (f)	4.50%	12/15/54	$32,315,085
31,500,000	Pool TBA (f)	5.00%	12/15/54	30,912,379
	Government National Mortgage Association
6,305,120	Pool MA8151	4.50%	07/20/52	6,099,240
6,255,639	Pool MA8427	4.50%	11/20/52	6,047,838
32,500,000	Pool TBA (f)	4.00%	12/15/54	30,563,297
38,750,000	Pool TBA (f)	4.50%	12/15/54	37,394,619
40,550,000	Pool TBA (f)	5.00%	12/15/54	39,967,225
47,000,000	Pool TBA (f)	5.50%	12/15/54	47,048,388
				713,936,225
	Total U.S. Government Agency Mortgage-Backed Securities			720,689,375
	(Cost $719,698,110)
U.S. GOVERNMENT BONDS AND NOTES — 21.6%
9,287,000	U.S. Treasury Note	4.13%	11/15/27	9,290,265
246,725,000	U.S. Treasury Note	4.13%	10/31/29	247,139,421
444,950,000	U.S. Treasury Note (g)	4.13%	11/30/29	445,940,708
	Total U.S. Government Bonds and Notes			702,370,394
	(Cost $698,733,972)
MORTGAGE-BACKED SECURITIES — 20.9%
	Collateralized Mortgage Obligations — 11.1%
	Adjustable Rate Mortgage Trust
69,198	Series 2005-8, Class 3A21 (b)	5.21%	11/25/35	49,166
	Ajax Mortgage Loan Trust
4,391,235	Series 2021-C, Class A, steps up to 6.12% on 09/25/25 (e) (h)	5.12%	01/25/61	4,395,778
4,029,804	Series 2021-D, Class A, steps up to 5.00% on 02/25/25 (e) (h)	2.00%	03/25/60	3,996,676
	Alternative Loan Trust
204,841	Series 2005-16, Class A3, 1 Mo. CME Term SOFR + CSA + 0.50% (i)	5.20%	06/25/35	183,492
623,289	Series 2005-65CB, Class 2A4	5.50%	12/25/35	425,559
53,002	Series 2005-76, Class 1A1, 12 Mo. Treasury Average + 1.48% (i)	6.41%	01/25/36	49,651
251,779	Series 2006-33CB, Class 2A1	6.00%	11/25/36	133,972
818,826	Series 2007-15CB, Class A6	5.75%	07/25/37	472,687
369,694	Series 2007-OA6, Class A1B, 1 Mo. CME Term SOFR + CSA + 0.40% (i)	5.10%	06/25/37	334,816
	American Home Mortgage Assets Trust
1,024,509	Series 2006-1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.21% (i)	4.91%	05/25/46	925,715
12,404,867	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (i)	5.63%	02/25/47	4,495,682
2,746,485	Series 2007-2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.13% (i)	4.83%	03/25/47	2,433,630
	American Home Mortgage Investment Trust
433,780	Series 2005-4, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.58% (i)	5.28%	11/25/45	397,675
	APS Resecuritization Trust
14,376,808	Series 2016-3, Class 3MZ (b) (e)	0.87%	09/27/46	7,560,467

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Banc of America Funding Trust
$551,860	Series 2007-1, Class TA3A, 1 Mo. CME Term SOFR + CSA + 0.32% (i)	5.02%	01/25/37	$502,205
1,678,821	Series 2007-2, Class TA4, 1 Mo. CME Term SOFR + CSA + 0.80% (i)	5.50%	03/25/37	1,550,616
	BCAP LLC Trust
252,797	Series 2007-AA3, Class 1A1A, 1 Mo. CME Term SOFR + CSA + 0.42% (i)	5.12%	04/25/37	239,724
4,247,432	Series 2012-RR8, Class 4A6 (b) (e)	2.83%	11/20/36	3,715,722
	Bear Stearns ALT-A Trust
166,166	Series 2004-8, Class M1, 1 Mo. CME Term SOFR + CSA + 0.92% (i)	5.62%	09/25/34	165,644
1,147,916	Series 2006-1, Class 21A2 (b)	4.70%	02/25/36	811,238
	Bear Stearns Mortgage Funding Trust
3,747,740	Series 2006-AR1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.42% (i)	5.12%	07/25/36	3,447,078
388,560	Series 2006-AR3, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.36% (i)	5.06%	10/25/36	349,286
5,145,060	Series 2007-AR1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.16% (i)	4.86%	01/25/37	4,548,751
135,161	Series 2007-AR3, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.14% (i)	4.84%	03/25/37	124,719
3,188,590	Series 2007-AR5, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.23% (i)	4.93%	06/25/37	2,814,091
	CFMT LLC
11,350,000	Series 2024-NR1, Class A1, steps up to 9.41% on 11/25/27 (e) (g) (h) (j)	6.41%	11/25/29	11,349,862
	CIM Trust
6,627,102	Series 2020-R6, Class A1 (e)	2.25%	12/25/60	5,801,269
431,969	Series 2020-R7, Class A1A (c) (e)	2.25%	12/27/61	382,377
4,674,477	Series 2021-INV1, Class A2 (e)	2.50%	07/01/51	3,831,871
770,789	Series 2021-R3, Class A1A (e)	1.95%	06/25/57	701,147
1,175,066	Series 2021-R5, Class A1A (e)	2.00%	08/25/61	993,556
5,708,016	Series 2023-R1, Class A1A (e)	5.40%	04/25/62	5,618,862
5,001,514	Series 2023-R3, Class A1A (e)	4.50%	01/25/63	4,974,571
	Citigroup Mortgage Loan Trust
389,103	Series 2005-8, Class 2A4A	5.50%	09/25/35	356,389
1,021,699	Series 2009-10, Class 2A2 (e)	7.00%	12/25/35	739,376
	COLT Mortgage Loan Trust
2,164,496	Series 2021-2, Class A1 (e)	0.92%	08/25/66	1,779,052
	Connecticut Avenue Securities Trust
2,500,000	Series 2021-R03, Class 1B1, 30 Day Average SOFR + 2.75% (e) (i)	7.48%	12/25/41	2,562,296
	Credit Suisse Mortgage Trust
26,496	Series 2014-2R, Class 28A1 (b) (e)	3.00%	06/27/37	25,449
853,864	Series 2014-8R, Class 3A2 (b) (e)	5.45%	02/27/36	871,802
1,285,279	Series 2014-11R, Class 17A2, 1 Mo. CME Term SOFR + CSA + 0.15% (e) (i)	5.15%	12/27/36	1,142,130
6,411,606	Series 2020-RPL6, Class A1 (b) (e)	3.45%	03/25/59	6,384,553
10,261,333	Series 2021-NQM6, Class A3 (e)	1.59%	07/25/66	8,809,467
4,204,904	Series 2021-RP11, Class A1 (e)	2.25%	10/25/61	3,353,005

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Credit Suisse Mortgage Trust (Continued)
$11,229,757	Series 2021-RPL4, Class A1 (e)	4.10%	12/27/60	$11,200,040
6,848,029	Series 2021-RPL7, Class A1 (e)	4.19%	07/27/61	6,832,127
2,978,490	Series 2022-RPL1, Class A1 (e)	4.15%	04/25/61	2,782,654
112,642	Series 2022-RPL1, Class CERT (e)	4.23%	04/25/61	92,527
2,680,101	Series 2022-RPL1, Class PT (e)	4.67%	04/25/61	2,327,984
	Cross Mortgage Trust
2,972,434	Series 2024-H6, Class A2, steps up to 6.38% on 09/01/28 (e) (h)	5.38%	09/25/69	2,949,575
	Deephaven Residential Mortgage Trust
7,658,135	Series 2024-1, Class A1, steps up to 6.74% on 10/01/28 (e) (h)	5.74%	07/25/69	7,673,933
	Deutsche Alt-A Securities Mortgage Loan Trust
5,027,178	Series 2006-AF1, Class A4, 1 Mo. CME Term SOFR + CSA + 0.60% (i)	5.30%	04/25/36	4,612,871
2,117,581	Series 2007-AR3, Class 2A5, 1 Mo. CME Term SOFR + CSA + 0.40% (i)	5.10%	06/25/37	1,817,408
	DSLA Mortgage Loan Trust
38,772	Series 2004-AR4, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.72% (i)	5.44%	01/19/45	29,623
4,484,585	Series 2005-AR3, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.52% (i)	5.24%	07/19/45	3,641,536
	Ellington Financial Mortgage Trust
6,510,100	Series 2022-4, Class B1 (b) (e)	5.93%	09/25/67	6,379,858
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
1,750,000	Series 2021-DNA6, Class M2, 30 Day Average SOFR + CSA + 0.00% (e) (i)	6.23%	10/25/41	1,759,755
4,770,000	Series 2022-DNA1, Class M2, 30 Day Average SOFR + CSA + 0.00% (e) (i)	7.23%	01/25/42	4,873,068
4,000,000	Series 2022-DNA3, Class M1B, 30 Day Average SOFR + CSA + 0.00% (e) (i)	7.63%	04/25/42	4,149,312
5,325,000	Series 2024-DNA3, Class M2, 30 Day Average SOFR + CSA + 1.45% (e) (i)	6.18%	10/25/44	5,357,200
	First Horizon Alternative Mortgage Securities Trust
18,147	Series 2004-AA4, Class A1 (b)	5.88%	10/25/34	17,869
1,185,946	Series 2005-AA4, Class 2A1 (b)	5.37%	06/25/35	1,100,079
2,193,081	Series 2007-FA1, Class A4	6.25%	03/25/37	836,191
	GCAT Trust
10,309,184	Series 2021-NQM6, Class A1 (e)	1.86%	08/25/66	9,245,961
	GreenPoint Mortgage Funding Trust
32,042	Series 2006-AR1, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.58% (i)	5.28%	02/25/36	28,637
3,464,897	Series 2006-AR6, Class A3A, 1 Mo. CME Term SOFR + CSA + 0.44% (i)	5.14%	10/25/46	3,280,734
4,486,481	Series 2007-AR1, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.40% (i)	5.10%	03/25/47	4,155,312
437,346	Series 2007-AR2, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.40% (i)	5.10%	05/25/37	413,195
	HarborView Mortgage Loan Trust
128,760	Series 2005-9, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.68% (i)	5.40%	06/20/35	121,954
354,804	Series 2005-9, Class 2A1C, 1 Mo. CME Term SOFR + CSA + 0.90% (i)	5.62%	06/20/35	332,124

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	HarborView Mortgage Loan Trust (Continued)
$4,774,827	Series 2007-5, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.00% (i)	5.10%	09/19/37	$4,094,246
579,384	Series 2007-7, Class 1A1, 1 Mo. CME Term SOFR + CSA + 2.00% (i)	6.70%	10/25/37	456,668
	Headlands Residential LLC
2,601,621	Series 2021-RPL1, Class NOTE (e)	2.49%	09/25/26	2,590,241
	HomeBanc Mortgage Trust
4,057,000	Series 2005-3, Class M4, 1 Mo. CME Term SOFR + CSA + 1.01% (i)	5.71%	07/25/35	4,027,392
	Impac CMB Trust
27,992	Series 2005-1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.52% (i)	5.22%	04/25/35	26,851
3,751,446	Series 2005-3, Class A1, 1 Mo. CME Term SOFR + CSA + 0.48% (i)	5.18%	08/25/35	3,465,476
3,024,358	Series 2005-5, Class A1, 1 Mo. CME Term SOFR + CSA + 0.32% (i)	5.34%	08/25/35	2,849,160
2,393,794	Series 2005-8, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.52% (i)	5.22%	02/25/36	2,242,425
	Impac Secured Assets Trust
4,054,020	Series 2007-1, Class A3, 1 Mo. CME Term SOFR + CSA + 0.48% (i)	5.18%	03/25/37	3,475,118
	IndyMac INDX Mortgage Loan Trust
3,012,087	Series 2006-AR2, Class 1A1B, 1 Mo. CME Term SOFR + CSA + 0.42% (i)	5.12%	04/25/46	2,700,966
117,657	Series 2007-FLX2, Class A1C, 1 Mo. CME Term SOFR + CSA + 0.38% (i)	5.08%	04/25/37	102,343
	JP Morgan Alternative Loan Trust
657,758	Series 2006-S1, Class 3A4	6.18%	03/25/36	575,510
39,335	Series 2007-S1, Class A2, 1 Mo. CME Term SOFR + CSA + 0.68% (i)	5.38%	04/25/47	37,719
	JP Morgan Mortgage Trust
4,430,983	Series 2021-5, Class A4 (e)	2.50%	08/25/51	3,933,931
	JP Morgan Resecuritization Trust
5,028,034	Series 2014-6, Class 3A2, 1 Mo. CME Term SOFR + CSA + 0.21% (e) (i)	3.97%	07/27/46	4,689,811
	Lehman Mortgage Trust
708,113	Series 2006-1, Class 1A5	5.50%	02/25/36	343,642
	Lehman XS Trust
38,197	Series 2005-5N, Class 3A1A, 1 Mo. CME Term SOFR + CSA + 0.30% (i)	5.00%	11/25/35	37,903
608,859	Series 2006-2N, Class 2A1, 12 Mo. Treasury Average + 2.02% (i)	6.95%	02/25/36	538,772
6,087,032	Series 2006-4N, Class A1D1, 1 Mo. CME Term SOFR + CSA + 0.66% (i)	5.36%	04/25/46	5,435,909
451,214	Series 2007-12N, Class 1A3A, 1 Mo. CME Term SOFR + CSA + 0.40% (i)	5.10%	07/25/47	428,979
4,956,689	Series 2007-16N, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.94% (i)	5.64%	09/25/47	4,549,140

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	MASTR Adjustable Rate Mortgages Trust
$5,018,535	Series 2006-OA2, Class 1A1, 12 Mo. Treasury Average + 0.80% (i)	5.73%	12/25/46	$3,617,025
5,888,775	Series 2007-1, Class I1A, 1 Mo. CME Term SOFR + CSA + 0.39% (i)	5.09%	01/25/47	2,132,255
4,638,738	Series 2007-HF2, Class A2, 1 Mo. CME Term SOFR + CSA + 1.10% (i)	5.80%	09/25/37	1,818,813
	Merrill Lynch Mortgage Investors Trust
39,832	Series 2003-D, Class A, 1 Mo. CME Term SOFR + CSA + 0.62% (i)	5.32%	08/25/28	37,827
	New Residential Mortgage Loan Trust
8,100,000	Series 2019-RPL3, Class M1 (e)	3.25%	07/25/59	7,186,966
9,247,798	Series 2024-NQM2, Class A2 (e)	5.37%	09/25/64	9,167,627
	Nomura Resecuritization Trust
1,467,376	Series 2014-1R, Class 1A13, 1 Mo. CME Term SOFR + CSA + 0.16% (e) (i)	1.59%	10/26/36	1,211,541
	OBX Trust
1,857,650	Series 2024-HYB1, Class A1 (b) (e)	3.62%	03/25/53	1,831,629
	Opteum Mortgage Acceptance Corp Trust
4,357,372	Series 2006-1, Class 1AC1, 1 Mo. CME Term SOFR + CSA + 0.60% (i)	5.30%	04/25/36	4,128,327
	PHH Alternative Mortgage Trust
769,594	Series 2007-2, Class 1A4, 1 Mo. CME Term SOFR + CSA + 0.60% (i)	5.30%	05/25/37	679,077
	PRKCM Trust
6,488,198	Series 2021-AFC1, Class A1 (e)	1.51%	08/25/56	5,457,832
	RALI Trust
1,249,030	Series 2005-QO1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.30% (i)	5.00%	08/25/35	926,483
1,791,526	Series 2006-QO10, Class A1, 1 Mo. CME Term SOFR + CSA + 0.32% (i)	5.02%	01/25/37	1,602,349
375,269	Series 2006-QS6, Class 1A15	6.00%	06/25/36	293,132
6,928,527	Series 2007-QA3, Class A1, 1 Mo. CME Term SOFR + CSA + 0.20% (i)	4.90%	05/25/37	6,243,965
2,424,984	Series 2007-QA3, Class A2, 1 Mo. CME Term SOFR + CSA + 0.34% (i)	5.04%	05/25/37	2,122,261
799,928	Series 2007-QH4, Class A1, 1 Mo. CME Term SOFR + CSA + 0.38% (i)	5.08%	05/25/37	739,344
3,604,711	Series 2007-QH9, Class A1 (b)	6.43%	11/25/37	3,014,855
1,841,401	Series 2007-QS9, Class A33	6.50%	07/25/37	1,504,142
	RCKT Mortgage Trust
5,010,000	Series 2024-CES8, Class B1	7.40%	11/25/44	5,276,633
	Shamrock Residential DAC
4,700,000	Series 2024-1A, Class E (EUR) (e) (g) (i)	0.00%	12/24/78	4,865,143
	Structured Adjustable Rate Mortgage Loan Trust
8,316	Series 2005-12, Class 3A1 (b)	5.50%	06/25/35	7,148
459,212	Series 2007-4, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.48% (i)	5.18%	05/25/37	403,259
448,454	Series 2007-4, Class 1A2, 1 Mo. CME Term SOFR + CSA + 0.44% (i)	5.14%	05/25/37	397,353

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Structured Asset Mortgage Investments II Trust
$238,114	Series 2006-AR1, Class 3A1, 1 Mo. CME Term SOFR + CSA + 0.46% (i)	5.16%	02/25/36	$191,469
291,237	Series 2006-AR3, Class 12A1, 1 Mo. CME Term SOFR + CSA + 0.44% (i)	5.14%	05/25/36	235,577
359,934	Series 2006-AR4, Class 3A1, 1 Mo. CME Term SOFR + CSA + 0.38% (i)	5.08%	06/25/36	309,408
36,379	Series 2006-AR5, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.42% (i)	5.12%	05/25/36	24,734
1,449,158	Series 2006-AR6, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.38% (i)	5.08%	07/25/46	1,038,378
492,404	Series 2006-AR8, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.40% (i)	5.10%	10/25/36	438,203
7,148,433	Series 2006-AR8, Class A2, 1 Mo. CME Term SOFR + CSA + 0.42% (i)	5.12%	10/25/36	5,919,144
303,306	Series 2007-AR1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.32% (i)	5.02%	01/25/37	269,932
129,725	Series 2007-AR1, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.36% (i)	5.06%	01/25/37	113,271
499,205	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (i)	6.43%	08/25/47	417,936
	Towd Point Mortgage Trust
10,205,680	Series 2021-SJ2, Class A1B (e)	2.25%	12/25/61	9,260,223
	Verus Securitization Trust
10,081,578	Series 2022-2, Class A3 (e)	4.26%	02/25/67	9,470,856
4,970,000	Series 2022-INV2, Class B1 (b) (e)	6.80%	10/25/67	4,890,811
4,420,000	Series 2024-INV2, Class B2 (b) (e)	7.98%	08/26/69	4,311,123
	Visio Trust
7,358,000	Series 2023-1, Class B1 (e)	7.85%	03/25/58	7,183,435
	WaMu Mortgage Pass-Through Certificates Trust
4,216,650	Series 2005-AR15, Class A1A2, 1 Mo. CME Term SOFR + CSA + 0.56% (i)	5.26%	11/25/45	3,956,004
2,003,955	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (i)	5.93%	02/25/46	1,804,142
38,905	Series 2006-AR11, Class 1A, 12 Mo. Treasury Average + 0.96% (i)	5.89%	09/25/46	31,689
2,387,325	Series 2007-OA4, Class 1A, 12 Mo. Treasury Average + 0.77% (i)	5.70%	05/25/47	1,999,846
687,227	Series 2007-OA5, Class 1A, 12 Mo. Treasury Average + 0.75% (i)	5.68%	06/25/47	572,555
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
1,919,217	Series 2006-AR6, Class 2A, 12 Mo. Treasury Average + 0.96% (i)	5.89%	08/25/46	1,056,305
552,247	Series 2007-OC1, Class A4, 1 Mo. CME Term SOFR + CSA + 0.64% (i)	5.34%	01/25/47	497,006
	Wells Fargo Mortgage Backed Securities Trust
5,002,130	Series 2007-7, Class A1	6.00%	06/25/37	4,556,458
162,767	Series 2007-AR5, Class A1 (b)	6.82%	10/25/37	140,801
				359,769,095

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities — 9.8%
	245 Park Avenue Trust
$4,441,000	Series 2017-245P, Class A (e)	3.51%	06/05/37	$4,241,345
	280 Park Avenue Mortgage Trust
2,500,000	Series 2017-280P, Class B, 1 Mo. CME Term SOFR + CSA + 1.33% (e) (i)	6.00%	09/15/34	2,428,117
	1211 Avenue of the Americas Trust
5,940,000	Series 2015-1211, Class A1A2 (e)	3.90%	08/10/35	5,848,256
2,385,000	Series 2015-1211, Class C (b) (e)	4.28%	08/10/35	2,336,710
	BAMLL Commercial Mortgage Securities Trust
5,620,000	Series 2015-200P, Class D (b) (e)	3.72%	04/14/33	5,520,932
4,000,000	Series 2015-200P, Class F (b) (e)	3.72%	04/14/33	3,887,750
3,150,000	Series 2018-PARK, Class A (b) (e)	4.23%	08/10/38	3,011,592
2,975,000	Series 2020-BHP3, Class A, 1 Mo. CME Term SOFR + CSA + 0.00% (e) (i)	6.62%	03/15/37	2,972,041
	Banc of America Commercial Mortgage Trust
11,577,165	Series 2015-UBS7, Class XA, IO (b)	0.87%	09/15/48	32,117
	BANK
34,008,570	Series 2020-BN27, Class XA, IO (b)	1.26%	04/15/63	1,676,500
3,470,000	Series 2024-BNK47, Class C (b)	6.83%	06/15/57	3,624,286
	Bayview Commercial Asset Trust
469,871	Series 2005-4A, Class A1, 1 Mo. CME Term SOFR + CSA + 0.00% (e) (i)	5.15%	01/25/36	450,743
	BBCMS Mortgage Trust
2,445,000	Series 2020-BID, Class A, 1 Mo. CME Term SOFR + CSA + 2.14% (e) (i)	6.86%	10/15/37	2,449,136
	Benchmark Mortgage Trust
2,000,000	Series 2020-B18, Class AGNE (e)	3.76%	07/15/53	1,914,424
1,810,000	Series 2020-IG2, Class UBRD (b) (e)	3.63%	09/15/48	1,720,630
70,394,793	Series 2020-IG3, Class XA, IO (b) (e)	0.81%	09/15/48	885,964
	BFLD Mortgage Trust
3,791,000	Series 2024-VICT, Class A, 1 Mo. CME Term SOFR + 1.89% (e) (i)	6.50%	07/15/41	3,807,454
	BLOX Trust
1,570,000	Series 2021-BLOX, Class D, 1 Mo. CME Term SOFR + CSA + 1.75% (e) (i)	6.72%	09/15/26	1,422,362
	BX Commercial Mortgage Trust
3,420,000	Series 2020-VIV3, Class B (b) (e)	3.66%	03/09/44	3,111,639
4,050,000	Series 2020-VIV4, Class A (e)	2.84%	03/09/44	3,611,553
3,030,464	Series 2021-ACNT, Class C, 1 Mo. CME Term SOFR + CSA + 1.50% (e) (i)	6.22%	11/15/38	3,021,633
2,462,000	Series 2021-VOLT, Class E, 1 Mo. CME Term SOFR + CSA + 2.00% (e) (i)	6.72%	09/15/36	2,458,150
2,187,500	Series 2021-XL2, Class B, 1 Mo. CME Term SOFR + CSA + 1.00% (e) (i)	5.72%	10/15/38	2,177,097
2,795,800	Series 2021-XL2, Class J, 1 Mo. CME Term SOFR + CSA + 3.89% (e) (i)	8.61%	10/15/38	2,757,897
2,845,000	Series 2022-AHP, Class AS, 1 Mo. CME Term SOFR + 1.49% (e) (i)	6.10%	01/17/39	2,819,318
	BX Trust
2,800,000	Series 2019-OC11, Class A (e)	3.20%	12/09/41	2,565,613

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BX Trust (Continued)
$2,261,716	Series 2021-LBA, Class CV, 1 Mo. CME Term SOFR + CSA + 1.35% (e) (i)	6.07%	02/15/36	$2,255,160
4,146,216	Series 2021-LBA, Class DV, 1 Mo. CME Term SOFR + CSA + 1.60% (e) (i)	6.32%	02/15/36	4,132,519
1,869,868	Series 2021-RISE, Class D, 1 Mo. CME Term SOFR + CSA + 1.75% (e) (i)	6.47%	11/15/36	1,850,886
2,250,000	Series 2021-VIEW, Class A, 1 Mo. CME Term SOFR + CSA + 1.28% (e) (i)	6.00%	06/15/36	2,224,112
1,500,000	Series 2022-VAMF, Class E, 1 Mo. CME Term SOFR + 2.70% (e) (i)	7.31%	01/15/39	1,480,046
2,185,000	Series 2024-BIO, Class B, 1 Mo. CME Term SOFR + 0.00% (e) (i)	6.55%	02/15/41	2,188,914
4,310,000	Series 2024-BIO, Class D, 1 Mo. CME Term SOFR + 0.00% (e) (i)	8.25%	02/15/41	4,252,337
4,264,000	Series 2024-PAT, Class A, 1 Mo. CME Term SOFR + 2.09% (e) (i)	6.70%	03/15/41	4,285,355
	BXHPP Trust
6,225,000	Series 2021-FILM, Class A, 1 Mo. CME Term SOFR + CSA + 0.65% (e) (i)	5.37%	08/15/36	6,011,334
4,000,000	Series 2021-FILM, Class B, 1 Mo. CME Term SOFR + CSA + 0.90% (e) (i)	5.62%	08/15/36	3,780,013
	BXMT Ltd.
1,729,181	Series 2020-FL3, Class A, 1 Mo. CME Term SOFR + CSA + 1.51% (e) (i)	6.12%	11/15/37	1,700,174
	BXP Trust
3,200,000	Series 2017-GM, Class C (b) (e)	3.54%	06/13/39	3,005,064
7,500,000	Series 2017-GM, Class D (b) (e)	3.54%	06/13/39	6,946,508
4,080,000	Series 2017-GM, Class E (b) (e)	3.54%	06/13/39	3,727,232
	CAMB Commercial Mortgage Trust
2,300,000	Series 2019-LIFE, Class D, 1 Mo. CME Term SOFR + CSA + 1.75% (e) (i)	6.66%	12/15/37	2,297,038
3,050,000	Series 2019-LIFE, Class F, 1 Mo. CME Term SOFR + CSA + 2.55% (e) (i)	7.46%	12/15/37	3,026,977
6,600,000	Series 2019-LIFE, Class G, 1 Mo. CME Term SOFR + CSA + 3.50% (e) (i)	8.16%	12/15/37	6,499,462
	CFK Trust
2,756,000	Series 2020-MF2, Class A (e)	2.39%	03/15/39	2,546,977
	Citigroup Commercial Mortgage Trust
45,735,420	Series 2017-C4, Class XA, IO (b)	1.13%	10/12/50	1,012,482
	COMM Mortgage Trust
307,887	Series 2012-CR4, Class XA, IO (b)	1.29%	10/15/45	3,398
6,000,000	Series 2013-CR8, Class F (e)	4.00%	06/10/46	5,830,011
2,834,000	Series 2016-787S, Class A (e)	3.55%	02/10/36	2,746,550
4,601,344	Series 2020-CBM, Class XCP, IO (b) (e)	0.72%	02/10/37	3,024
4,070,000	Series 2020-CX, Class B (e)	2.45%	11/10/46	3,341,057
21,254,000	Series 2020-SBX, Class X, IO (b) (e)	0.66%	01/10/38	109,777
8,651,000	Series 2024-277P, Class B (b) (e)	7.23%	08/10/44	9,073,812
	Csail Commercial Mortgage Trust
1,350,000	Series 2015-C2, Class C (b)	4.32%	06/15/57	1,126,391

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	DC Office Trust
$2,067,000	Series 2019-MTC, Class B (b) (e)	3.17%	09/15/45	$1,763,258
	DOLP Trust
6,000,000	Series 2021-NYC, Class A (e)	2.96%	05/10/41	5,221,860
	DROP Mortgage Trust
3,280,000	Series 2021-FILE, Class B, 1 Mo. CME Term SOFR + CSA + 1.70% (e) (i)	6.42%	10/15/43	2,985,100
	Eleven Madison Trust Mortgage Trust
8,000,000	Series 2015-11MD, Class A (b) (e)	3.67%	09/10/35	7,803,098
	Extended Stay America Trust
3,426,806	Series 2021-ESH, Class B, 1 Mo. CME Term SOFR + CSA + 1.38% (e) (i)	6.10%	07/15/38	3,433,040
3,033,145	Series 2021-ESH, Class C, 1 Mo. CME Term SOFR + CSA + 1.70% (e) (i)	6.42%	07/15/38	3,042,934
	FREMF Mortgage Trust
2,282,949	Series 2019-KF64, Class B, 30 Day Average SOFR + CSA + 2.30% (e) (i)	7.26%	06/25/26	2,229,378
4,629,780	Series 2020-KF78, Class C, 30 Day Average SOFR + CSA + 7.87% (e) (i)	12.83%	03/25/30	4,599,424
	FS Commercial Mortgage Trust
5,243,000	Series 2023-4SZN, Class D (e)	9.38%	11/10/39	5,487,693
	GS Mortgage Securities Corp Trust
2,600,000	Series 2020-UPTN, Class XA, IO (b) (e)	0.45%	02/10/37	3,586
4,230,000	Series 2023-FUN, Class B, 1 Mo. CME Term SOFR + CSA + 2.79% (e) (i)	7.40%	03/15/28	4,259,137
	GS Mortgage Securities Trust
81,422,933	Series 2016-GS4, Class XA, IO (b)	0.68%	11/10/49	648,053
	HILT Commercial Mortgage Trust
2,711,000	Series 2024-ORL, Class B, 1 Mo. CME Term SOFR + 1.94% (e) (i)	6.55%	05/15/37	2,714,446
	Hilton U.S.A. Trust
8,000,000	Series 2016-HHV, Class F (b) (e)	4.33%	11/05/38	7,599,436
	Hudson Yards Mortgage Trust
3,605,000	Series 2019-30HY, Class D (b) (e)	3.56%	07/10/39	3,067,978
3,223,000	Series 2019-55HY, Class F (b) (e)	3.04%	12/10/41	2,542,836
	JP Morgan Chase Commercial Mortgage Securities Trust
28,646,274	Series 2016-JP3, Class XA, IO (b)	1.46%	08/15/49	476,574
4,500,000	Series 2022-ACB, Class C, 30 Day Average SOFR + 2.20% (e) (i)	7.01%	03/15/39	4,498,516
1,757,303	Series 2022-NLP, Class G, 1 Mo. CME Term SOFR + 4.27% (e) (i)	8.88%	04/15/37	1,421,402
	Life Mortgage Trust
1,863,865	Series 2021-BMR, Class G, 1 Mo. CME Term SOFR + CSA + 2.95% (e) (i)	7.67%	03/15/38	1,804,224
	MF1, Ltd.
2,442,487	Series 2020-FL4, Class A, 1 Mo. CME Term SOFR + CSA + 1.70% (e) (i)	6.42%	12/15/35	2,446,272
	MHC Commercial Mortgage Trust
4,392,000	Series 2021-MHC, Class B, 1 Mo. CME Term SOFR + CSA + 1.10% (e) (i)	5.82%	04/15/38	4,381,734

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	MKT Mortgage Trust
$4,530,000	Series 2020-525M, Class A (e)	2.69%	02/12/40	$3,848,709
	Morgan Stanley Capital I Trust
25,815,536	Series 2018-H4, Class XA, IO (b)	0.97%	12/15/51	700,143
1,050,000	Series 2018-MP, Class A (b) (e)	4.42%	07/11/40	948,937
	NRTH Mortgage Trust
4,218,000	Series 2024-PARK, Class A, 1 Mo. CME Term SOFR + CSA + 1.64% (e) (i)	6.25%	03/15/39	4,232,688
	NYC Commercial Mortgage Trust
1,670,000	Series 2021-909, Class B (e)	3.14%	04/10/43	1,184,341
	One Bryant Park Trust
2,800,000	Series 2019-OBP, Class A (e)	2.52%	09/15/54	2,463,884
	One New York Plaza Trust
3,175,000	Series 2020-1NYP, Class A, 1 Mo. CME Term SOFR + CSA + 0.95% (e) (i)	5.67%	01/15/36	3,028,432
5,815,000	Series 2020-1NYP, Class AJ, 1 Mo. CME Term SOFR + CSA + 1.25% (e) (i)	5.97%	01/15/36	5,475,961
	PGA Trust
8,314,000	Series 2024-RSR2, Class A, 1 Mo. CME Term SOFR + 1.89% (e) (i)	6.50%	06/15/39	8,321,909
	SDR Commercial Mortgage Trust
3,715,000	Series 2024-DSNY, Class B, 1 Mo. CME Term SOFR + CSA + 1.74% (e) (i)	6.35%	05/15/39	3,681,337
	SFAVE Commercial Mortgage Securities Trust
545,000	Series 2015-5AVE, Class C (b) (e)	4.53%	01/05/43	457,859
	SFO Commercial Mortgage Trust
3,530,000	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (e) (i)	5.87%	05/15/38	3,416,437
	Shelter Growth CRE Issuer Ltd.
1,862,887	Series 2021-FL3, Class A, 1 Mo. CME Term SOFR + CSA + 1.08% (e) (i)	5.80%	09/15/36	1,855,385
	SLG Office Trust
2,950,000	Series 2021-OVA, Class C (e)	2.85%	07/15/41	2,475,272
	SMRT
10,120,235	Series 2022-MINI, Class F, 1 Mo. CME Term SOFR + 3.35% (e) (i)	7.96%	01/15/39	9,592,819
	SREIT Trust
1,423,000	Series 2021-MFP2, Class C, 1 Mo. CME Term SOFR + CSA + 1.37% (e) (i)	6.09%	11/15/36	1,416,172
6,337,000	Series 2021-MFP2, Class D, 1 Mo. CME Term SOFR + CSA + 1.57% (e) (i)	6.29%	11/15/36	6,307,078
	STWD Mortgage Trust
1,550,000	Series 2021-LIH, Class AS, 1 Mo. CME Term SOFR + CSA + 1.26% (e) (i)	5.98%	11/15/36	1,534,142
	STWD Trust
9,000,000	Series 2021-FLWR, Class B, 1 Mo. CME Term SOFR + CSA + 0.93% (e) (i)	5.65%	07/15/36	8,965,175
5,520,000	Series 2021-FLWR, Class C, 1 Mo. CME Term SOFR + CSA + 1.03% (e) (i)	5.75%	07/15/36	5,492,112
2,157,000	Series 2021-FLWR, Class D, 1 Mo. CME Term SOFR + CSA + 1.38% (e) (i)	6.10%	07/15/36	2,146,386

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	UBS Commercial Mortgage Trust
$56,848,360	Series 2017-C4, Class XA, IO (b)	1.24%	10/15/50	$1,378,641
	VMC Finance LLC
779,000	Series 2021-FL4, Class B, 1 Mo. CME Term SOFR + CSA + 1.91% (e) (i)	6.52%	06/16/36	768,743
	VNDO TRUST Mortgage-Backed Securities
2,223,560	Series 2016-350P, Class D (b) (e)	4.03%	01/10/35	2,111,475
	Wells Fargo Commercial Mortgage Trust
30,346,849	Series 2016-C35, Class XA, IO (b)	2.02%	07/15/48	622,790
3,975,000	Series 2019-JWDR, Class E (b) (e)	3.99%	09/15/31	3,817,268
4,200,000	Series 2024-SVEN, Class C (b) (e)	6.53%	06/10/37	4,260,433
				319,144,376
	Total Mortgage-Backed Securities			678,913,471
	(Cost $689,400,430)
ASSET-BACKED SECURITIES (k) — 17.1%
	ABFC Trust
54,098	Series 2007-NC1, Class A2, 1 Mo. CME Term SOFR + CSA + 0.30% (e) (i)	5.00%	05/25/37	50,644
859,250	Series 2007-WMC1, Class A1A, 1 Mo. CME Term SOFR + CSA + 1.25% (i)	5.95%	06/25/37	618,638
	ACE Securities Corp. Home Equity Loan Trust
3,028,379	Series 2006-ASP6, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.32% (i)	5.02%	12/25/36	995,238
736,673	Series 2006-HE3, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.30% (i)	5.00%	06/25/36	541,163
1,938,102	Series 2007-HE1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.30% (i)	5.00%	01/25/37	1,051,532
2,696,626	Series 2007-WM2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.21% (i)	4.91%	02/25/37	1,138,983
	AFN LLC
3,299,660	Series 2019-1A, Class A1 (e)	3.78%	05/20/49	3,127,454
	AGL CLO Ltd.
3,600,000	Series 2021-12A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.16% (e) (i)	6.04%	07/20/34	3,605,867
	Aimco CLO Ltd.
5,000,000	Series 2019-10A, Class BRR, 3 Mo. CME Term SOFR + CSA + 1.75% (e) (i)	6.38%	07/22/37	5,033,109
	Allegro CLO VI Ltd.
4,000,000	Series 2017-2A, Class B, 3 Mo. CME Term SOFR + CSA + 1.50% (e) (i)	6.41%	01/17/31	4,012,830
	Allegro CLO V-S Ltd.
9,750,000	Series 2024-2A, Class B1, 3 Mo. CME Term SOFR + 1.90% (e) (i)	7.18%	07/24/37	9,820,819
	Allegro CLO X Ltd.
5,500,000	Series 2019-1A, Class BRR, 3 Mo. CME Term SOFR + 1.60% (e) (i)	6.22%	04/20/32	5,512,565
	Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Certificates
147,214	Series 2002-AR1, Class M1, 1 Mo. CME Term SOFR + CSA + 1.07% (i)	3.45%	09/25/32	150,588

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (k) (Continued)
	AMMC CLO Ltd.
$4,115,000	Series 2024-28A, Class A1A, 3 Mo. CME Term SOFR + 1.55% (e) (i)	6.17%	07/20/37	$4,136,175
	AMSR Trust
10,662,000	Series 2020-SFR3, Class H (e)	6.50%	09/17/37	10,632,316
8,543,000	Series 2020-SFR4, Class G2 (e)	4.87%	11/17/37	8,432,341
7,300,000	Series 2021-SFR2, Class F2 (e)	3.67%	08/17/38	6,887,376
	Apidos CLO XXXVII
1,625,000	Series 2021-37A, Class B, 3 Mo. CME Term SOFR + CSA + 1.60% (e) (i)	6.49%	10/22/34	1,630,520
	Ares LXII CLO Ltd.
2,000,000	Series 2021-62A, Class B, 3 Mo. CME Term SOFR + CSA + 1.91% (e) (i)	6.54%	01/25/34	2,005,271
	Argent Securities Trust
1,198,458	Series 2006-W2, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.38% (i)	5.08%	03/25/36	659,049
	Argent Securities, Inc., Asset-Backed Pass-Through Certificates
72,785	Series 2005-W3, Class M1, 1 Mo. CME Term SOFR + CSA + 0.66% (i)	5.36%	11/25/35	70,687
2,200,000	Series 2005-W3, Class M2, 1 Mo. CME Term SOFR + CSA + 0.69% (i)	5.39%	11/25/35	1,917,994
	Bayview Opportunity Master Fund VII
8,062,319	Series 2024-EDU1, Class E	8.35%	06/25/47	7,948,628
	BCMSC Trust
2,369,065	Series 2000-A, Class A5	8.32%	06/15/30	226,394
	Bear Mountain Park CLO Ltd.
6,605,000	Series 2022-1A, Class BR, 3 Mo. CME Term SOFR + 1.75% (e) (i)	6.41%	07/15/37	6,629,293
	BlueMountain CLO Ltd.
4,500,000	Series 2018-22A, Class A2, 3 Mo. CME Term SOFR + CSA + 1.40% (e) (i)	6.32%	07/15/31	4,509,586
2,500,000	Series 2021-31A, Class B, 3 Mo. CME Term SOFR + CSA + 1.70% (e) (i)	6.58%	04/19/34	2,505,315
	BlueMountain Fuji U.S. CLO II Ltd.
4,500,000	Series 2017-2A, Class A2, 3 Mo. CME Term SOFR + CSA + 0.00% (e) (i)	6.48%	10/20/30	4,512,044
	BNC Mortgage Loan Trust
626,857	Series 2006-2, Class A4, 1 Mo. CME Term SOFR + CSA + 0.32% (i)	5.02%	11/25/36	607,061
	CAL Funding IV Ltd.
2,687,515	Series 2020-1A, Class A (e)	2.22%	09/25/45	2,499,840
	Carvana Auto Receivables Trust
5,450	Series 2020-P1, Class R (e)	(l)	09/08/27	441,849
2,800	Series 2021-P4, Class R (e)	(l)	09/11/28	511,271
19,300	Series 2022-N1, Class R (e)	(l)	12/11/28	1,161,683
17,100	Series 2022-P2, Class R (e)	(l)	05/10/29	2,300,050
9,800	Series 2023-N3, Class R (e)	(l)	09/10/30	2,634,888
97,086,718	Series 2023-N3, Class XS, IO (e)	(l)	09/10/30	1,481,446
8,700	Series 2023-P3, Class R (e)	(l)	08/12/30	1,416,034
	C-BASS Mortgage Loan Trust
4,567,091	Series 2007-CB3, Class A1	3.30%	03/25/37	1,614,844

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (k) (Continued)
	C-BASS Mortgage Loan Trust (Continued)
$1,645,288	Series 2007-CB3, Class A4, steps up to 6.47% after Redemption (h)	3.30%	03/25/37	$581,482
6,019,520	Series 2007-CB3, Class A5	3.30%	03/25/37	2,128,159
	C-BASS TRUST
2,537,679	Series 2007-CB1, Class AF2, steps up to 6.22% after Redemption Date (h)	3.18%	01/25/37	732,058
2,513,659	Series 2007-CB1, Class AF3, steps up to 6.24% after Redemption Date (h)	3.18%	01/25/37	725,097
	Chase Auto Owner Trust
10,000	Series 2022-AA, Class R1 (e)	(l)	06/25/30	743,022
	CIM Trust
2,208,405	Series 2021-NR1, Class A1, steps up to 6.57% on 02/25/25 (e) (h)	5.57%	07/25/55	2,203,877
4,995,623	Series 2023-NR1, Class A1, steps up to 9.00% on 01/01/26 (e) (h)	6.00%	06/25/62	5,008,055
	CIT Education Loan Trust
1,551,385	Series 2005-1, Class A4, 90 Day Average SOFR + CSA + 0.00% (i)	5.79%	12/15/33	1,504,007
	Citigroup Mortgage Loan Trust
2,562,555	Series 2006-HE3, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.20% (i)	4.90%	12/25/36	1,738,425
	Citigroup Mortgage Loan Trust, Inc.
151,905	Series 2007-WFH3, Class M1, 1 Mo. CME Term SOFR + CSA + 0.39% (i)	5.09%	06/25/37	151,099
	CLI Funding VI LLC
975,388	Series 2020-1A, Class A (e)	2.08%	09/18/45	895,285
3,619,000	Series 2020-3A, Class A (e)	2.07%	10/18/45	3,333,794
	Cloud Capital Holdco, L.P.
5,050,000	Series 2024-1A, Class A2 (e)	5.78%	11/22/49	5,103,814
	Clover CLO LLC
8,000,000	Series 2018-1A, Class B1RR, 3 Mo. CME Term SOFR + 1.95% (e) (i)	6.57%	04/20/37	8,029,573
	Cologix Data Centers US Issuer LLC
1,960,000	Series 2021-1A, Class A2 (e)	3.30%	12/26/51	1,856,197
	Conseco Finance Corp.
1,139,377	Series 1999-3, Class A8	7.06%	02/01/31	1,013,852
	CoreVest American Finance Trust
469,188	Series 2020-1, Class XA, IO (b) (e)	2.52%	03/15/50	14,646
1,640,000	Series 2020-4, Class B (e)	1.71%	12/15/52	1,575,833
	Credit-Based Asset Servicing & Securitization LLC
466,156	Series 2006-MH1, Class B1 (e)	6.75%	10/25/36	461,181
	CWABS Asset-Backed Certificates Trust
1,950,000	Series 2005-17, Class MV2, 1 Mo. CME Term SOFR + CSA + 0.72% (i)	5.42%	05/25/36	1,848,002
	CWABS Inc Asset-backed Certificates
8,758,208	Series 2007-12, Class 2A4, 1 Mo. CME Term SOFR + CSA + 1.35% (i)	6.05%	08/25/47	8,163,253
	DataBank Issuer
2,245,000	Series 2021-1A, Class A2 (e)	2.06%	02/27/51	2,148,590

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (k) (Continued)
	Dryden 72 CLO Ltd.
$7,500,000	Series 2019-72A, Class BRR, 3 Mo. CME Term SOFR + 1.65% (e) (i)	6.17%	05/15/32	$7,509,514
	ECMC Group Student Loan Trust
901,745	Series 2021-1A, Class A1B, 30 Day Average SOFR + CSA + 0.00% (e) (i)	5.42%	11/25/70	892,945
	Elmwood CLO VI Ltd.
3,850,000	Series 2020-3A, Class BRR, 3 Mo. CME Term SOFR + 1.70% (e) (i)	6.33%	07/18/37	3,855,243
	First Franklin Mortgage Loan Trust
6,881,200	Series 2006-FF7, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.48% (i)	5.18%	05/25/36	5,858,559
11,075,000	Series 2006-FF9, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.50% (i)	5.20%	06/25/36	10,030,325
	FirstKey Homes Trust
4,760,000	Series 2020-SFR1, Class B (e)	1.74%	08/17/37	4,642,214
6,025,000	Series 2020-SFR1, Class F2 (e)	4.28%	08/17/37	5,935,432
2,420,000	Series 2020-SFR2, Class F1 (e)	3.02%	10/19/37	2,357,793
	Fremont Home Loan Trust
2,503,617	Series 2005-A, Class M4, 1 Mo. CME Term SOFR + CSA + 1.02% (i)	5.72%	01/25/35	2,235,876
421	Series 2005-D, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.68% (i)	5.38%	11/25/35	420
	GCI Funding I LLC
2,164,966	Series 2021-1, Class A (e)	2.38%	06/18/46	1,962,373
	GLS Auto Receivables Issuer Trust
5,490,000	Series 2024-2A, Class D (e)	6.19%	02/15/30	5,619,532
	GLS Auto Select Receivables Trust
4,950,000	Series 2023-2A, Class D (e)	8.22%	02/18/31	5,347,957
	GoldenTree Loan Management U.S. CLO Ltd.
1,575,000	Series 2024-20A, Class B, 3 Mo. CME Term SOFR + 1.80% (e) (i)	6.42%	07/20/37	1,587,970
	Golub Capital Partners CLO 42M-R
3,500,000	Series 2019-42RA, Class A2R, 3 Mo. CME Term SOFR + 2.75% (e) (i)	7.37%	01/20/36	3,556,793
	Golub Capital Partners CLO 66B Ltd.
2,500,000	Series 2023-66A, Class AJ, 3 Mo. CME Term SOFR + 2.20% (e) (i)	6.83%	04/25/36	2,510,740
	GoodLeap Sustainable Home Solutions Trust
4,085,007	Series 2023-1GS, Class A (e)	5.52%	02/22/55	3,966,154
	GSAA Home Equity Trust
3,455,000	Series 2005-4, Class M2, 1 Mo. CME Term SOFR + CSA + 1.05% (i)	5.75%	03/25/35	3,362,106
95,367	Series 2007-8, Class A3, 1 Mo. CME Term SOFR + CSA + 0.90% (i)	5.60%	08/25/37	92,591
	GSAMP Trust
588,320	Series 2006-HE4, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.52% (i)	5.22%	06/25/36	567,822
1,420,310	Series 2007-FM2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.14% (i)	4.84%	01/25/37	831,634
	Hertz Vehicle Financing III LLC
2,500,000	Series 2023-1A, Class C (e)	6.91%	06/25/27	2,516,495

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (k) (Continued)
	Hertz Vehicle Financing III LP
$6,500,000	Series 2021-2A, Class C (e)	2.52%	12/27/27	$6,067,482
	Highbridge Loan Management 5-2015 Ltd.
6,525,000	Series 5A-2015, Class CR3, 3 Mo. CME Term SOFR + 1.90% (e) (i)	7.17%	10/15/30	6,522,546
	Hotwire Funding LLC
1,500,000	Series 2024-1A, Class A2 (e)	5.89%	06/20/54	1,524,667
2,500,000	Series 2024-1A, Class C (e)	9.19%	06/20/54	2,609,442
	HPS Loan Management Ltd.
3,244,911	Series 2021-16A, Class B, 3 Mo. CME Term SOFR + CSA + 1.70% (e) (i)	6.59%	01/23/35	3,253,502
	HSI Asset Securitization Corp Trust
4,938,079	Series 2007-OPT1, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.14% (i)	4.84%	12/25/36	4,208,624
	J.G. Wentworth XXXVIII LLC
2,677,715	Series 2017-1A, Class B (e)	5.43%	08/15/62	2,486,760
	JP Morgan Mortgage Acquisition Trust
568,053	Series 2006-CH2, Class AF6, steps up to 6.04% after Redemption Date (h)	5.54%	10/25/36	339,494
558,987	Series 2006-WF1, Class A5	6.91%	07/25/36	155,323
834,404	Series 2007-CH2, Class AF6, steps up to 6.05% after Redemption Date (h)	4.33%	01/25/37	420,810
	LAD Auto Receivables Trust
4,950,000	Series 2023-1A, Class D (e)	7.30%	06/17/30	5,088,876
	Lehman XS Trust
1,045,574	Series 2006-15, Class A4, 1 Mo. CME Term SOFR + CSA + 0.34% (i)	5.04%	10/25/36	937,505
5,398,802	Series 2006-17, Class 1A3, 1 Mo. CME Term SOFR + CSA + 0.50% (i)	5.20%	08/25/46	4,647,530
7,034,398	Series 2006-19, Class A3, 1 Mo. CME Term SOFR + CSA + 0.50% (i)	5.20%	12/25/36	6,575,435
1,705,979	Series 2007-11, Class A3, 1 Mo. CME Term SOFR + CSA + 0.52% (i)	5.22%	02/25/47	1,494,892
	Long Beach Mortgage Loan Trust
6,164,023	Series 2006-1, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.38% (i)	5.08%	02/25/36	5,231,927
2,140,330	Series 2006-8, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.32% (i)	5.02%	09/25/36	585,096
12,493,689	Series 2006-10, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.32% (i)	5.02%	11/25/36	3,798,666
6,515,416	Series 2006-10, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.44% (i)	5.14%	11/25/36	1,982,597
	Magnetite XXI Ltd
2,000,000	Series 2019-21A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.35% (e) (i)	6.23%	04/20/34	2,003,494
	Mastr Asset Backed Securities Trust
3,356,530	Series 2005-NC2, Class A4, 1 Mo. CME Term SOFR + CSA + 0.70% (i)	5.40%	11/25/35	1,907,825
108,149	Series 2006-HE5, Class A3, 1 Mo. CME Term SOFR + CSA + 0.32% (i)	5.02%	11/25/36	64,223
1,507,482	Series 2006-NC2, Class A3, 1 Mo. CME Term SOFR + CSA + 0.22% (i)	4.92%	08/25/36	565,536

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (k) (Continued)
	Merrill Lynch First Franklin Mortgage Loan Trust
$1,553,121	Series 2007-1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.28% (i)	4.98%	04/25/37	$691,494
2,819,223	Series 2007-5, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.85% (i)	5.55%	10/25/37	1,713,607
6,309,403	Series 2007-5, Class 2A2, 1 Mo. CME Term SOFR + CSA + 1.00% (i)	5.70%	10/25/37	5,648,563
	Merrill Lynch Mortgage Investors Trust
2,680,168	Series 2006-HE6, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.46% (i)	4.20%	11/25/37	881,244
	Morgan Stanley ABS Capital I, Inc. Trust
1,724,793	Series 2006-HE8, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.10% (i)	4.80%	10/25/36	758,558
1,669,927	Series 2006-HE8, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.14% (i)	4.84%	10/25/36	734,423
4,194,532	Series 2007-HE2, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.09% (i)	4.79%	01/25/37	1,913,152
1,224,895	Series 2007-HE4, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.18% (i)	4.88%	02/25/37	395,587
3,360,918	Series 2007-NC3, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.26% (i)	4.96%	05/25/37	2,573,809
	MVW LLC
3,371,775	Series 2024-1A, Class C (e)	6.20%	02/20/43	3,409,777
	Navient Student Loan Trust
11,954	Series 2014-1, Class A3, 30 Day Average SOFR + CSA + 0.51% (i)	5.36%	06/25/31	11,810
1,611,407	Series 2016-2A, Class A3, 30 Day Average SOFR + CSA + 0.00% (e) (i)	6.35%	06/25/65	1,634,385
2,500,000	Series 2019-3A, Class B, 30 Day Average SOFR + CSA + 1.55% (e) (i)	6.40%	07/25/68	2,508,425
	NCFA LLC
8,970,000	(j)	2.75%	06/12/28	8,970,000
	Nelnet Student Loan Trust
2,025,000	Series 2015-3A, Class B, 30 Day Average SOFR + CSA + 0.00% (e) (i)	6.35%	06/25/54	1,989,048
	Neuberger Berman Loan Advisers CLO Ltd.
5,250,000	Series 2019-33A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.60% (e) (i)	6.51%	10/16/33	5,264,168
	NovaStar Mortgage Funding Trust
415,197	Series 2007-2, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.20% (i)	4.90%	09/25/37	404,683
	OCP CLO Ltd.
1,500,000	Series 2021-21A, Class B, 3 Mo. CME Term SOFR + CSA + 1.70% (e) (i)	6.58%	07/20/34	1,504,422
	Octagon Investment Partners 46 Ltd.
2,100,000	Series 2020-2A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.16% (e) (i)	6.08%	07/15/36	2,102,561
	Octagon Investment Partners XVI Ltd.
4,500,000	Series 2013-1A, Class A2R, 3 Mo. CME Term SOFR + CSA + 1.40% (e) (i)	6.31%	07/17/30	4,509,354
	OHA Credit Funding Ltd.
2,000,000	Series 2019-3A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.14% (e) (i)	6.02%	07/02/35	2,000,000

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (k) (Continued)
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
$3,200,000	Series 2005-WHQ4, Class M3, 1 Mo. CME Term SOFR + CSA + 0.78% (i)	5.48%	09/25/35	$2,881,694
	PRET LLC
1,473,212	Series 2021-RN2, Class A1, steps up to 5.74% on 09/25/25 (e) (h)	4.74%	07/25/51	1,461,804
3,081,327	Series 2022-RN2, Class A1, steps up to 8.00% on 07/25/25 (e) (h)	5.00%	06/25/52	3,342,601
	Progress Residential Trust
5,635,000	Series 2021-SFR2, Class E2 (e)	2.65%	04/19/38	5,414,293
5,500,000	Series 2021-SFR6, Class G (e)	4.00%	07/17/38	5,272,309
6,928,000	Series 2021-SFR8, Class E1 (e)	2.38%	10/17/38	6,526,099
10,950,000	Series 2021-SFR9, Class F (e)	4.05%	11/17/40	9,911,777
3,804,481	Series 2021-SFR10, Class F (e)	4.61%	12/17/40	3,539,456
4,565,000	Series 2021-SFR11, Class F (e)	4.42%	01/17/39	4,179,693
	PRPM LLC
1,730,934	Series 2021-6, Class A1, steps up to 5.79% on 07/25/25 (e) (h)	4.79%	07/25/26	1,724,876
6,031,453	Series 2021-9, Class A1, steps up to 6.36% on 10/25/25 (e) (h)	5.36%	10/25/26	6,007,016
6,736,077	Series 2021-10, Class A1, steps up to 6.49% on 10/25/25 (e) (h)	5.49%	10/25/26	6,763,236
	Rad CLO Ltd.
6,000,000	Series 2020-7A, Class B1R, 3 Mo. CME Term SOFR + 1.90% (e) (i)	6.55%	04/17/36	6,014,124
2,350,000	Series 2023-22A, Class D, 3 Mo. CME Term SOFR + 5.00% (e) (i)	9.62%	01/20/37	2,421,828
	RCKT Mortgage Trust
12,022,602	Series 2024-CES6, Class A1A, steps up to 6.34% on 08/01/28 (e) (h)	5.34%	09/25/44	11,965,502
	Regatta XI Funding Ltd.
6,100,000	Series 2018-1A, Class BR, 3 Mo. CME Term SOFR + 1.75% (e) (i)	6.40%	07/17/37	6,117,108
	Regatta XX Funding Ltd
3,200,000	Series 2021-2A, Class A, 3 Mo. CME Term SOFR + CSA + 1.16% (e) (i)	6.08%	10/15/34	3,207,906
	Residential Asset Mortgage Products, Inc.
1,228,254	Series 2006-NC2, Class M1, 1 Mo. CME Term SOFR + CSA + 0.54% (i)	5.24%	02/25/36	1,187,156
1,250,995	Series 2006-RZ2, Class M1, 1 Mo. CME Term SOFR + CSA + 0.33% (i)	5.20%	05/25/36	1,235,015
	Residential Asset Securities Corp.
358	Series 2005-KS11, Class M2, 1 Mo. CME Term SOFR + CSA + 0.63% (i)	5.33%	12/25/35	358
	Sabey Data Center Issuer LLC
1,785,000	Series 2020-1, Class A2 (e)	3.81%	04/20/45	1,773,757
	Saxon Asset Securities Trust
766,779	Series 2006-1, Class M1, 1 Mo. CME Term SOFR + CSA + 0.47% (i)	5.17%	03/25/36	740,822
	Securitized Asset Backed Receivables LLC Trust
1,998,600	Series 2006-CB5, Class A3, 1 Mo. CME Term SOFR + CSA + 0.28% (i)	4.98%	06/25/36	1,332,887
	Skyline Aircraft Finance LLC
549,061	Series 2020-1, Class A (j) (m)	3.23%	05/10/38	501,361

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (k) (Continued)
	SLM Student Loan EDC Repackaging Trust
$1,000	Series 2013-M1, Class M1R (e)	(l)	10/28/29	$251,197
	SLM Student Loan Trust
1,645,256	Series 2006-2, Class B, 90 Day Average SOFR + CSA + 0.00% (i)	5.67%	01/25/41	1,554,544
6,525	Series 2006-2, Class R	(l)	01/25/41	431,252
1,495,873	Series 2007-1, Class B, 90 Day Average SOFR + CSA + 0.00% (i)	5.67%	01/27/42	1,406,188
1,375	Series 2007-4, Class R	(l)	01/25/42	163,883
756,606	Series 2007-7, Class A4, 90 Day Average SOFR + CSA + 0.00% (i)	5.78%	01/25/22	742,243
905,000	Series 2007-7, Class B, 90 Day Average SOFR + CSA + 0.75% (i)	6.20%	10/27/70	909,690
300,000	Series 2008-2, Class B, 90 Day Average SOFR + CSA + 1.20% (i)	6.65%	01/25/83	310,604
300,000	Series 2008-3, Class B, 90 Day Average SOFR + CSA + 1.20% (i)	6.65%	04/26/83	310,692
350,375	Series 2008-4, Class A4, 90 Day Average SOFR + CSA + 0.00% (i)	7.10%	07/25/22	351,284
650,000	Series 2008-5, Class B, 90 Day Average SOFR + CSA + 1.85% (i)	7.30%	07/25/73	672,812
340,000	Series 2008-6, Class B, 90 Day Average SOFR + CSA + 0.00% (i)	7.30%	07/26/83	350,345
100,000	Series 2012-7, Class B, 30 Day Average SOFR + CSA + 1.80% (i)	6.65%	09/25/43	97,462
	Soundview Home Loan Trust
1,807,722	Series 2007-OPT1, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.21% (i)	4.91%	06/25/37	1,212,482
162,104	Series 2007-OPT2, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.25% (i)	4.95%	07/25/37	134,478
	Specialty Underwriting & Residential Finance Trust
2,482,394	Series 2006-AB3, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.48% (i)	5.18%	09/25/37	1,707,700
	Stack Infrastructure Issuer LLC
1,405,000	Series 2020-1A, Class A2 (e)	1.89%	08/25/45	1,370,589
	Structured Asset Securities Corp Mortgage Loan Trust
4,812,094	Series 2005-2XS, Class M1, 1 Mo. CME Term SOFR + CSA + 0.71% (i)	5.41%	02/25/35	4,478,080
784,521	Series 2006-BC3, Class A3, 1 Mo. CME Term SOFR + CSA + 0.32% (i)	5.02%	10/25/36	674,181
	Structured Receivables Finance LLC
17,362	Series 2010-B, Class A (e)	3.73%	08/15/36	17,236
	STWD Ltd.
52,874	Series 2019-FL1, Class AS, 1 Mo. CME Term SOFR + CSA + 1.51% (e) (i)	6.12%	07/15/38	52,851
	Switch ABS Issuer LLC
2,680,000	Series 2024-2A, Class A2 (e)	5.44%	06/25/54	2,671,740
3,000,000	Series 2024-2A, Class B (e)	6.20%	06/25/54	3,006,592
	Symphony CLO XIX Ltd.
1,500,000	Series 2018-19A, Class B, 3 Mo. CME Term SOFR + CSA + 0.00% (e) (i)	6.26%	04/16/31	1,503,206
	Taco Bell Funding LLC
5,901,563	Series 2016-1A, Class A23 (e)	4.97%	05/25/46	5,890,250

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (k) (Continued)
	TAL Advantage VII LLC
$2,016,563	Series 2020-1A, Class A (e)	2.05%	09/20/45	$1,875,733
	Textainer Marine Containers Ltd.
1,332,000	Series 2021-3A, Class A (e)	1.94%	08/20/46	1,174,617
	Textainer Marine Containers VII Ltd.
1,505,317	Series 2020-2A, Class A (e)	2.10%	09/20/45	1,397,210
	TIAA CLO IV Ltd.
8,000,000	Series 2018-1A, Class A2R, 3 Mo. CME Term SOFR + 1.75% (e) (i)	6.37%	01/20/32	8,018,562
	Tricon Residential Trust
4,100,000	Series 2021-SFR1, Class F (e)	3.69%	07/17/38	3,905,268
4,250,000	Series 2024-SFR3, Class D (e)	5.25%	08/17/41	4,116,811
	Triton Container Finance VIII LLC
3,217,958	Series 2021-1A, Class A (e)	1.86%	03/20/46	2,877,252
	TRP LLC
5,026,089	Series 2021-1, Class A (e)	2.07%	06/19/51	4,678,158
	Vantage Data Centers Jersey Borrower Spv Ltd.
2,800,000	Series 2024-1A, Class A2 (GBP) (e)	6.17%	05/28/39	3,614,144
	Vantage Data Centers LLC
5,360,000	Series 2020-1A, Class A2 (e)	1.65%	09/15/45	5,212,594
	VB-S1 Issuer LLC - VBTEL
7,300,000	Series 2024-1A, Class F (e)	8.87%	05/15/54	7,668,230
	Vista Point Securitization Trust
5,080,000	Series 2024-CES2, Class A3, steps up to 6.91% on 09/01/28 (e) (h)	5.91%	10/25/54	5,021,330
	Voya CLO Ltd.
7,100,000	Series 2022-1A, Class BR, 3 Mo. CME Term SOFR + 1.75% (e) (i)	6.37%	04/20/35	7,119,908
	Wachovia Student Loan Trust
735,306	Series 2006-1, Class B, 90 Day Average SOFR + CSA + 0.24% (e) (i)	5.69%	04/25/40	690,365
	WaMu Asset-Backed Certificates WaMu Trust
1,509,513	Series 2007-HE2, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.25% (i)	4.95%	04/25/37	567,860
605,222	Series 2007-HE3, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.35% (i)	4.94%	05/25/37	547,368
3,956,752	Series 2007-HE3, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.40% (i)	4.99%	05/25/37	3,581,934
1,902,828	Series 2007-HE3, Class 2A5, 1 Mo. CME Term SOFR + CSA + 0.36% (i)	4.95%	05/25/37	1,721,264
	Washington Mutual Asset-Backed Certificates WMABS Trust
370,523	Series 2006-HE5, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.31% (i)	4.23%	10/25/36	278,903
	Wells Fargo Home Equity Asset-Backed Securities Trust
3,000,000	Series 2007-1, Class A3, 1 Mo. CME Term SOFR + CSA + 0.64% (i)	5.34%	03/25/37	2,849,169
	Westlake Automobile Receivables Trust
5,290,000	Series 2023-1A, Class D (e)	6.79%	11/15/28	5,434,475
	Wingstop Funding LLC
3,694,735	Series 2020-1A, Class A2 (e)	2.84%	12/05/50	3,451,938

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (k) (Continued)
	Ziply Fiber Issuer LLC
$3,075,000	Series 2024-1A, Class B (e)	7.81%	04/20/54	$3,183,608
3,750,000	Series 2024-1A, Class C (e)	11.17%	04/20/54	4,063,875
	Total Asset-Backed Securities			557,167,331
	(Cost $565,710,825)
CORPORATE BONDS AND NOTES (k) — 12.7%
	Aerospace/Defense — 0.1%
1,130,000	Boeing (The) Co. (e)	6.53%	05/01/34	1,202,089
2,265,000	Boeing (The) Co.	5.81%	05/01/50	2,167,617
360,000	TransDigm, Inc. (e)	6.75%	08/15/28	367,635
				3,737,341
	Agriculture — 0.1%
1,870,000	BAT Capital Corp.	4.76%	09/06/49	1,592,015
	Airlines — 0.0%
442,951	JetBlue Pass-Through Trust, Series 2020-1, Class A	4.00%	11/15/32	420,988
377,543	United Airlines Pass-Through Trust, Series 2013-1, Class A	4.30%	08/15/25	374,433
				795,421
	Auto Manufacturers — 0.0%
850,000	Allison Transmission, Inc. (e)	3.75%	01/30/31	764,593
	Banks — 3.7%
4,665,000	Bank of America Corp. (n)	1.53%	12/06/25	4,662,890
3,580,000	Bank of America Corp. (n)	1.32%	06/19/26	3,512,662
815,000	Bank of America Corp. (n)	1.73%	07/22/27	775,883
3,490,000	Bank of America Corp. (n)	2.55%	02/04/28	3,330,419
10,215,000	Bank of America Corp. (n)	2.09%	06/14/29	9,324,681
5,123,000	Bank of America Corp. (n)	1.92%	10/24/31	4,336,058
570,000	Bank of America Corp., Series RR (n)	4.38%	(o)	551,721
2,000,000	Citigroup, Inc. (n)	3.52%	10/27/28	1,931,846
3,165,000	Citigroup, Inc. (n)	3.98%	03/20/30	3,051,198
525,000	Citigroup, Inc. (n)	2.98%	11/05/30	480,322
18,970,000	Goldman Sachs Group (The), Inc. (n)	1.09%	12/09/26	18,269,472
14,325,000	JPMorgan Chase & Co. (n)	1.56%	12/10/25	14,312,811
750,000	JPMorgan Chase & Co. (n)	1.04%	02/04/27	718,092
2,660,000	JPMorgan Chase & Co. (n)	1.58%	04/22/27	2,546,164
2,780,000	JPMorgan Chase & Co. (n)	1.47%	09/22/27	2,623,587
160,000	JPMorgan Chase & Co. (n)	4.01%	04/23/29	156,323
5,000,000	JPMorgan Chase & Co. (n)	2.07%	06/01/29	4,572,313
1,790,000	JPMorgan Chase & Co. (n)	4.20%	07/23/29	1,756,952
595,000	JPMorgan Chase & Co., Series KK (n)	3.65%	(o)	580,014
4,772,000	Morgan Stanley (n)	2.19%	04/28/26	4,720,909
1,415,000	Morgan Stanley (n)	3.77%	01/24/29	1,374,739
5,220,000	Morgan Stanley (n)	5.16%	04/20/29	5,277,264
1,635,000	Morgan Stanley (n)	5.45%	07/20/29	1,670,792
1,915,000	PNC Financial Services Group (The), Inc. (n)	6.88%	10/20/34	2,140,238
555,000	US Bancorp (n)	3.70%	(o)	527,983
1,000,000	US Bancorp (n)	4.65%	02/01/29	996,328
320,000	US Bancorp (n)	5.85%	10/21/33	334,431
1,265,000	US Bancorp (n)	4.84%	02/01/34	1,238,125
440,000	US Bancorp (n)	5.84%	06/12/34	459,507
175,000	US Bancorp (n)	5.68%	01/23/35	181,318

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (k) (Continued)
	Banks (Continued)
$5,965,000	Wells Fargo & Co. (n)	2.16%	02/11/26	$5,933,060
5,435,000	Wells Fargo & Co. (n)	2.39%	06/02/28	5,127,982
8,890,000	Wells Fargo & Co. (n)	5.57%	07/25/29	9,115,634
2,155,000	Wells Fargo & Co. (n)	2.57%	02/11/31	1,925,336
625,000	Wells Fargo & Co. (n)	3.35%	03/02/33	560,451
385,000	Wells Fargo & Co. (n)	5.01%	04/04/51	366,097
				119,443,602
	Biotechnology — 0.0%
320,000	Amgen, Inc.	5.65%	03/02/53	326,645
1,000,000	Illumina, Inc.	2.55%	03/23/31	862,914
				1,189,559
	Chemicals — 0.2%
475,000	International Flavors & Fragrances, Inc. (e)	1.23%	10/01/25	460,669
3,685,000	International Flavors & Fragrances, Inc. (e)	1.83%	10/15/27	3,392,428
2,895,000	International Flavors & Fragrances, Inc. (e)	2.30%	11/01/30	2,483,898
60,000	International Flavors & Fragrances, Inc. (e)	3.27%	11/15/40	44,544
395,000	International Flavors & Fragrances, Inc.	4.38%	06/01/47	321,351
235,000	International Flavors & Fragrances, Inc. (e)	3.47%	12/01/50	163,054
				6,865,944
	Commercial Services — 0.3%
279,000	Adtalem Global Education, Inc. (e)	5.50%	03/01/28	274,486
1,100,000	Block, Inc. (e)	6.50%	05/15/32	1,129,947
375,000	Carriage Services, Inc. (e)	4.25%	05/15/29	346,725
1,475,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (e)	3.38%	08/31/27	1,388,194
2,350,000	Raven Acquisition Holdings LLC (e)	6.88%	11/15/31	2,356,294
1,250,000	Rent-A-Center, Inc. (e)	6.38%	02/15/29	1,226,620
61,000	Service Corp. International	4.63%	12/15/27	60,005
1,819,000	Valvoline, Inc. (e)	3.63%	06/15/31	1,583,739
1,500,000	VT Topco, Inc. (e)	8.50%	08/15/30	1,589,867
				9,955,877
	Computers — 0.0%
131,000	NCR Corp. (e)	5.13%	04/15/29	125,929
	Cosmetics/Personal Care — 0.1%
243,000	Edgewell Personal Care Co. (e)	5.50%	06/01/28	240,442
550,000	Prestige Brands, Inc. (e)	5.13%	01/15/28	543,247
1,721,000	Prestige Brands, Inc. (e)	3.75%	04/01/31	1,544,752
				2,328,441
	Diversified Financial Services — 0.2%
2,300,000	Air Lease Corp.	2.88%	01/15/26	2,251,040
1,390,000	Air Lease Corp.	2.20%	01/15/27	1,319,783
605,000	American Express Co. (n)	3.55%	(o)	579,193
1,505,000	Capital One Financial Corp. (n)	1.88%	11/02/27	1,421,807
540,000	Charles Schwab (The) Corp., Series K (n)	5.00%	(o)	529,463
1,750,000	Jane Street Group / JSG Finance, Inc. (e)	6.13%	11/01/32	1,758,530
				7,859,816
	Electric — 0.9%
3,500,000	Alliant Energy Finance LLC (e)	1.40%	03/15/26	3,342,383
2,045,000	Alliant Energy Finance LLC (e)	3.60%	03/01/32	1,852,106

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (k) (Continued)
	Electric (Continued)
$450,000	Alpha Generation LLC (e)	6.75%	10/15/32	$456,196
365,000	Appalachian Power Co., Series X	3.30%	06/01/27	353,020
2,525,000	Arizona Public Service Co.	5.70%	08/15/34	2,622,052
540,000	Duke Energy Carolinas LLC	3.55%	03/15/52	404,396
3,785,000	Duke Energy Corp. (EUR)	3.75%	04/01/31	4,098,011
600,000	Duke Energy Corp. (EUR)	3.85%	06/15/34	645,040
100,000	Evergy Metro, Inc.	4.20%	06/15/47	83,508
2,000,000	FirstEnergy Pennsylvania Electric Co. (e)	4.00%	04/15/25	1,991,093
500,000	FirstEnergy Pennsylvania Electric Co. (e)	4.15%	04/15/25	497,361
8,730,000	FirstEnergy Transmission LLC (e)	4.55%	01/15/30	8,598,614
2,165,000	Jersey Central Power & Light Co. (e)	4.30%	01/15/26	2,149,903
750,000	MidAmerican Energy Co.	3.95%	08/01/47	615,559
1,395,000	New England Power Co. (e)	5.94%	11/25/52	1,480,244
100,000	Puget Sound Energy, Inc.	4.22%	06/15/48	84,775
450,000	Southwestern Electric Power Co., Series M	4.10%	09/15/28	441,098
				29,715,359
	Electrical Components & Equipments — 0.0%
900,000	Energizer Holdings, Inc. (e)	4.38%	03/31/29	846,429
	Electronics — 0.0%
810,000	Honeywell International, Inc. (EUR)	4.13%	11/02/34	920,877
	Engineering & Construction — 0.0%
1,105,000	Artera Services LLC (e)	8.50%	02/15/31	1,099,010
	Entertainment — 0.7%
515,000	Churchill Downs, Inc. (e)	5.50%	04/01/27	514,324
2,520,000	Everi Holdings, Inc. (e)	5.00%	07/15/29	2,507,837
590,000	Live Nation Entertainment, Inc. (e)	4.75%	10/15/27	578,143
1,580,000	Penn Entertainment, Inc. (e)	4.13%	07/01/29	1,439,622
1,000,000	Warnermedia Holdings, Inc.	3.76%	03/15/27	968,679
5,063,000	Warnermedia Holdings, Inc.	4.28%	03/15/32	4,570,719
5,925,000	Warnermedia Holdings, Inc.	5.05%	03/15/42	5,009,640
10,136,000	Warnermedia Holdings, Inc.	5.14%	03/15/52	8,154,665
				23,743,629
	Environmental Control — 0.0%
200,000	Clean Harbors, Inc. (e)	4.88%	07/15/27	196,607
	Food — 0.2%
1,420,000	H-Food Holdings LLC / Hearthside Finance Co., Inc. (e) (p)	8.50%	06/01/26	56,800
300,000	Kraft Heinz Foods Co.	3.75%	04/01/30	286,829
186,000	Kraft Heinz Foods Co.	4.25%	03/01/31	180,798
1,460,000	Mondelez International, Inc. (EUR)	0.75%	03/17/33	1,283,981
355,000	Mondelez International, Inc. (EUR)	2.38%	03/06/35	345,621
286,000	Pilgrim’s Pride Corp.	4.25%	04/15/31	267,059
1,395,000	Pilgrim’s Pride Corp.	3.50%	03/01/32	1,228,223
1,407,000	Post Holdings, Inc. (e)	5.50%	12/15/29	1,374,190
387,000	Smithfield Foods, Inc. (e)	5.20%	04/01/29	382,506
				5,406,007
	Gas — 0.4%
2,805,000	Brooklyn Union Gas (The) Co. (e)	3.41%	03/10/26	2,749,709

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (k) (Continued)
	Gas (Continued)
$2,925,000	Piedmont Natural Gas Co., Inc.	5.10%	02/15/35	$2,903,026
8,280,000	Southern Co. Gas Capital Corp.	4.95%	09/15/34	8,224,282
				13,877,017
	Healthcare-Products — 0.2%
1,600,000	Alcon Finance Corp. (e)	3.00%	09/23/29	1,481,187
208,000	Hologic, Inc. (e)	4.63%	02/01/28	204,359
185,000	Revvity, Inc.	2.55%	03/15/31	159,160
1,350,000	Sotera Health Holdings LLC (e)	7.38%	06/01/31	1,373,687
1,385,000	Stryker Corp. (EUR)	3.38%	09/11/32	1,500,894
				4,719,287
	Healthcare-Services — 0.6%
635,000	Barnabas Health, Inc., Series 2012	4.00%	07/01/28	620,927
435,000	Catalent Pharma Solutions, Inc. (EUR) (q)	2.38%	03/01/28	452,814
930,000	Catalent Pharma Solutions, Inc. (e)	3.13%	02/15/29	916,876
1,396,000	Centene Corp.	3.00%	10/15/30	1,218,327
330,000	Cigna Group (The)	4.38%	10/15/28	327,029
400,000	Cigna Group (The)	4.90%	12/15/48	364,323
250,000	CommonSpirit Health	3.35%	10/01/29	235,094
1,415,000	Elevance Health, Inc.	5.20%	02/15/35	1,423,017
2,250,000	HAH Group Holding Co. LLC (e)	9.75%	10/01/31	2,300,372
1,090,000	HCA, Inc.	5.25%	04/15/25	1,091,083
365,000	HCA, Inc.	7.58%	09/15/25	372,426
380,000	HCA, Inc.	5.38%	09/01/26	382,029
360,000	HCA, Inc.	7.05%	12/01/27	379,957
2,870,000	HCA, Inc.	3.50%	09/01/30	2,648,274
4,637,000	ModivCare, Inc. (e)	5.00%	10/01/29	3,183,350
1,595,000	Molina Healthcare, Inc. (e)	6.25%	01/15/33	1,609,598
1,390,000	Prime Healthcare Services, Inc. (e)	9.38%	09/01/29	1,413,049
1,350,000	Universal Health Services, Inc.	1.65%	09/01/26	1,276,670
				20,215,215
	Household Products/Wares — 0.0%
120,000	Central Garden & Pet Co.	4.13%	10/15/30	110,790
364,000	Spectrum Brands, Inc. (e)	3.88%	03/15/31	315,468
				426,258
	Insurance — 0.3%
437,000	Acrisure LLC / Acrisure Finance, Inc. (e)	4.25%	02/15/29	414,238
1,115,000	Athene Global Funding (e)	3.21%	03/08/27	1,064,601
675,000	Athene Global Funding (e)	2.72%	01/07/29	617,529
880,000	Berkshire Hathaway Finance Corp. (EUR)	2.00%	03/18/34	859,400
250,000	Farmers Exchange Capital III (e) (n)	5.45%	10/15/54	229,866
465,000	Farmers Insurance Exchange (e) (n)	4.75%	11/01/57	383,725
3,920,000	Farmers Insurance Exchange (e) (n)	7.00%	10/15/64	4,123,958
750,000	MassMutual Global Funding II (e)	3.40%	03/08/26	740,427
965,000	Metropolitan Life Global Funding I (e)	5.15%	03/28/33	980,884
1,360,000	Nationwide Mutual Insurance Co., 3 Mo. Synthetic USD LIBOR + 2.29% (e) (i)	7.50%	12/15/24	1,360,741
50,000	Teachers Insurance & Annuity Association of America (e)	4.27%	05/15/47	41,987
220,000	Teachers Insurance & Annuity Association of America (e)	3.30%	05/15/50	156,403
				10,973,759

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (k) (Continued)
	Internet — 0.3%
$800,000	Cogent Communications Group, Inc. (e)	7.00%	06/15/27	$812,571
1,775,000	Netflix, Inc.	5.88%	02/15/25	1,778,293
5,828,000	Uber Technologies, Inc.	4.30%	01/15/30	5,705,907
				8,296,771
	Investment Companies — 0.2%
2,241,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.	9.75%	01/15/29	2,303,785
80,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. (e)	10.00%	11/15/29	82,147
2,903,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.	9.00%	06/15/30	2,883,668
				5,269,600
	Lodging — 0.0%
1,626,000	Hilton Domestic Operating Co., Inc. (e)	3.63%	02/15/32	1,434,960
	Machinery-Diversified — 0.1%
3,500,000	OT Merger Corp. (e)	7.88%	10/15/29	1,570,782
1,480,000	TK Elevator US Newco, Inc. (e)	5.25%	07/15/27	1,460,769
				3,031,551
	Media — 0.8%
210,000	CCO Holdings LLC / CCO Holdings Capital Corp. (e)	4.75%	03/01/30	195,264
504,000	CCO Holdings LLC / CCO Holdings Capital Corp. (e)	4.50%	08/15/30	458,990
1,475,000	CCO Holdings LLC / CCO Holdings Capital Corp. (e)	4.25%	02/01/31	1,321,941
346,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	345,865
295,000	Charter Communications Operating LLC / Charter Communications Operating Capital	2.30%	02/01/32	238,423
1,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.65%	02/01/34	1,581,966
370,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	05/01/47	316,280
325,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.75%	04/01/48	290,755
542,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.13%	07/01/49	445,159
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.80%	03/01/50	790,152
1,690,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.70%	04/01/51	1,121,284
2,820,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.90%	06/01/52	1,920,480
900,000	Cox Enterprises, Inc. (e)	7.38%	07/15/27	948,505
575,000	CSC Holdings LLC (e)	5.38%	02/01/28	503,334
380,000	CSC Holdings LLC (e)	7.50%	04/01/28	275,008
3,730,000	CSC Holdings LLC (e)	11.75%	01/31/29	3,701,988
1,008,000	CSC Holdings LLC (e)	6.50%	02/01/29	866,546
600,000	CSC Holdings LLC (e)	4.63%	12/01/30	335,650
750,000	Scripps Escrow, Inc. (e)	5.88%	07/15/27	573,004
2,695,000	Sirius XM Radio, Inc. (e)	3.88%	09/01/31	2,335,019
882,000	Time Warner Cable LLC	5.88%	11/15/40	814,827
4,470,000	Time Warner Cable LLC	5.50%	09/01/41	3,938,556
1,650,000	Time Warner Cable LLC	4.50%	09/15/42	1,290,457
				24,609,453

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (k) (Continued)
	Oil & Gas — 0.0%
$375,000	Sunoco, L.P. (e)	7.25%	05/01/32	$392,661
800,000	Sunoco, L.P. / Sunoco Finance Corp.	4.50%	05/15/29	763,687
				1,156,348
	Oil & Gas Services — 0.1%
1,375,000	Archrock Partners, L.P. / Archrock Partners Finance Corp. (e)	6.63%	09/01/32	1,394,683
1,505,000	USA Compression Partners, L.P. / USA Compression Finance Corp. (e)	7.13%	03/15/29	1,542,878
				2,937,561
	Packaging & Containers — 0.2%
1,782,000	Berry Global, Inc. (e)	4.88%	07/15/26	1,776,564
295,000	Berry Global, Inc.	1.65%	01/15/27	276,888
1,500,000	Berry Global, Inc.	5.50%	04/15/28	1,525,360
1,755,000	Clearwater Paper Corp. (e)	4.75%	08/15/28	1,647,433
60,000	Sealed Air Corp. (e)	5.50%	09/15/25	59,988
				5,286,233
	Pharmaceuticals — 0.5%
810,000	Bayer US Finance II LLC (e)	2.85%	04/15/25	800,809
180,000	Bayer US Finance II LLC (e)	4.25%	12/15/25	178,492
265,000	Bayer US Finance II LLC (e)	4.63%	06/25/38	229,458
1,960,000	Bayer US Finance II LLC (e)	4.40%	07/15/44	1,527,208
400,000	Bayer US Finance II LLC (e)	4.88%	06/25/48	330,011
1,000,000	Bayer US Finance LLC (e)	6.25%	01/21/29	1,031,817
2,490,000	Bayer US Finance LLC (e)	6.50%	11/21/33	2,596,733
3,090,000	Bayer US Finance LLC (e)	6.88%	11/21/53	3,288,645
1,640,000	CVS Health Corp.	5.30%	06/01/33	1,628,019
610,000	CVS Health Corp.	4.78%	03/25/38	554,397
2,005,000	CVS Health Corp.	2.70%	08/21/40	1,373,363
2,440,000	CVS Health Corp.	5.05%	03/25/48	2,164,037
946,000	Option Care Health, Inc. (e)	4.38%	10/31/29	882,064
				16,585,053
	Pipelines — 0.3%
1,144,000	Energy Transfer, L.P.	5.00%	05/15/50	1,021,462
594,000	Energy Transfer, L.P., Series B (n)	6.63%	(o)	587,870
1,935,000	NGL Energy Operating LLC / NGL Energy Finance Corp. (e)	8.13%	02/15/29	1,983,488
800,000	NGL Energy Operating LLC / NGL Energy Finance Corp. (e)	8.38%	02/15/32	819,450
524,000	TransMontaigne Partners, L.P. / TLP Finance Corp.	6.13%	02/15/26	521,610
951,000	Venture Global Calcasieu Pass LLC (e)	6.25%	01/15/30	974,212
520,000	Venture Global Calcasieu Pass LLC (e)	4.13%	08/15/31	473,793
1,759,000	Venture Global LNG, Inc. (e)	7.00%	01/15/30	1,800,197
836,000	Venture Global LNG, Inc. (e)	9.88%	02/01/32	930,175
				9,112,257
	Real Estate — 0.0%
463,000	Greystar Real Estate Partners LLC (e)	7.75%	09/01/30	490,501
	Real Estate Investment Trusts — 1.1%
75,000	Alexandria Real Estate Equities, Inc.	3.45%	04/30/25	74,590
1,310,000	American Assets Trust, L.P.	3.38%	02/01/31	1,158,327
1,530,000	American Assets Trust, L.P.	6.15%	10/01/34	1,552,973
1,835,000	American Homes 4 Rent, L.P.	4.30%	04/15/52	1,510,159
2,500,000	American Tower Corp.	5.25%	07/15/28	2,538,031

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (k) (Continued)
	Real Estate Investment Trusts (Continued)
$330,000	American Tower Corp.	2.70%	04/15/31	$289,978
2,356,000	American Tower Corp.	5.55%	07/15/33	2,420,258
250,000	Boston Properties, L.P.	2.75%	10/01/26	240,187
200,000	Boston Properties, L.P.	3.40%	06/21/29	185,274
3,890,000	Crown Castle, Inc.	3.80%	02/15/28	3,772,089
534,000	Crown Castle, Inc.	2.50%	07/15/31	458,169
500,000	CubeSmart, L.P.	4.38%	02/15/29	490,410
281,000	Extra Space Storage, L.P.	3.90%	04/01/29	270,758
1,978,000	Extra Space Storage, L.P.	2.40%	10/15/31	1,678,594
390,000	GLP Capital, L.P. / GLP Financing II, Inc.	5.38%	04/15/26	390,401
675,000	GLP Capital, L.P. / GLP Financing II, Inc.	5.75%	06/01/28	686,673
2,025,000	GLP Capital, L.P. / GLP Financing II, Inc.	4.00%	01/15/30	1,903,357
55,000	GLP Capital, L.P. / GLP Financing II, Inc.	4.00%	01/15/31	50,750
490,000	Healthcare Realty Holdings, L.P.	3.63%	01/15/28	467,255
595,000	Healthcare Realty Holdings, L.P.	3.10%	02/15/30	539,707
1,597,000	Healthcare Realty Holdings, L.P.	2.40%	03/15/30	1,371,810
85,000	Healthcare Realty Holdings, L.P.	2.05%	03/15/31	70,184
1,018,000	Hudson Pacific Properties, L.P.	3.95%	11/01/27	903,708
750,000	Hudson Pacific Properties, L.P.	5.95%	02/15/28	672,380
4,110,000	Hudson Pacific Properties, L.P.	3.25%	01/15/30	3,050,031
349,000	Invitation Homes Operating Partnership, L.P.	5.50%	08/15/33	354,380
163,000	Iron Mountain, Inc. (e)	5.63%	07/15/32	159,468
173,000	Kilroy Realty, L.P.	4.25%	08/15/29	164,432
505,000	LXP Industrial Trust	2.70%	09/15/30	441,275
1,440,000	Prologis Euro Finance LLC (EUR)	4.25%	01/31/43	1,629,848
624,000	Realty Income Corp. (EUR)	4.88%	07/06/30	718,439
1,035,000	Realty Income Corp. (EUR)	5.13%	07/06/34	1,237,809
200,000	Rexford Industrial Realty, L.P.	2.15%	09/01/31	165,816
250,000	Ventas Realty, L.P.	2.65%	01/15/25	249,245
268,000	VICI Properties, L.P.	5.63%	05/15/52	256,697
2,026,000	VICI Properties, L.P. / VICI Note Co., Inc. (e)	4.13%	08/15/30	1,897,137
500,000	WP Carey, Inc. (EUR)	4.25%	07/23/32	555,562
				34,576,161
	Retail — 0.3%
1,840,000	Ferrellgas, L.P. / Ferrellgas Finance Corp. (e)	5.38%	04/01/26	1,824,648
3,776,000	Ferrellgas, L.P. / Ferrellgas Finance Corp. (e)	5.88%	04/01/29	3,549,554
788,000	FirstCash, Inc. (e)	5.63%	01/01/30	768,779
365,000	FirstCash, Inc. (e)	6.88%	03/01/32	372,606
2,170,000	Michaels (The) Cos., Inc. (e)	7.88%	05/01/29	1,172,431
1,680,000	Papa John’s International, Inc. (e)	3.88%	09/15/29	1,533,705
				9,221,723
	Semiconductors — 0.0%
415,000	Intel Corp.	3.73%	12/08/47	297,268
	Software — 0.1%
225,000	Central Parent, Inc. / CDK Global, Inc. (e)	7.25%	06/15/29	226,373
1,140,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance S.A.R.L. (e)	8.75%	05/01/29	1,165,317

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (k) (Continued)
	Software (Continued)
$895,000	Oracle Corp.	6.50%	04/15/38	$989,244
1,640,000	Oracle Corp.	4.00%	11/15/47	1,310,222
				3,691,156
	Telecommunications — 0.7%
162,000	CommScope, Inc. (e)	6.00%	03/01/26	159,297
421,000	CommScope, Inc. (e)	4.75%	09/01/29	348,904
1,315,000	Consolidated Communications, Inc. (e)	6.50%	10/01/28	1,283,086
1,495,000	EchoStar Corp.	10.75%	11/30/29	1,618,488
4,236,000	Frontier Communications Holdings LLC (e)	5.88%	10/15/27	4,244,727
3,000,000	Frontier Communications Holdings LLC (e)	5.00%	05/01/28	2,972,117
240,000	Frontier Communications Holdings LLC (e)	8.63%	03/15/31	258,757
335,000	SES Global Americas Holdings, Inc. (e)	5.30%	03/25/44	261,804
245,625	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (e)	4.74%	03/20/25	245,336
5,526,500	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (e)	5.15%	03/20/28	5,561,913
74,000	T-Mobile USA, Inc.	4.75%	02/01/28	73,774
1,000,000	T-Mobile USA, Inc.	2.63%	02/15/29	918,286
3,235,000	T-Mobile USA, Inc.	4.70%	01/15/35	3,138,422
				21,084,911
	Total Corporate Bonds and Notes			413,879,499
	(Cost $415,127,675)
U.S. GOVERNMENT AGENCY SECURITIES — 4.8%
25,000,000	Federal Home Loan Bank Discount Notes	(l)	01/03/25	24,893,298
25,000,000	Federal Home Loan Bank Discount Notes	(l)	01/07/25	24,881,104
35,000,000	Federal Home Loan Bank Discount Notes	(l)	03/18/25	34,540,610
23,020,000	Federal Home Loan Bank Discount Notes	(l)	03/21/25	22,709,537
25,000,000	Federal Home Loan Bank Discount Notes	(l)	05/09/25	24,524,827
25,000,000	Federal National Mortgage Association Discount Notes	(l)	01/21/25	24,838,424
	Total U.S. Government Agency Securities			156,387,800
	(Cost $156,374,205)
FOREIGN CORPORATE BONDS AND NOTES (k) — 3.8%
	Agriculture — 0.0%
1,200,000	Imperial Brands Finance PLC (e)	6.13%	07/27/27	1,236,258
	Banks — 0.3%
5,465,000	HSBC Holdings PLC (n)	2.10%	06/04/26	5,386,871
1,481,000	HSBC Holdings PLC (n)	4.76%	06/09/28	1,474,827
1,005,000	Lloyds Banking Group PLC (n)	3.57%	11/07/28	968,677
1,925,000	Santander UK Group Holdings PLC (n)	1.67%	06/14/27	1,827,805
430,000	Santander UK Group Holdings PLC (n)	2.47%	01/11/28	407,744
				10,065,924
	Beverages — 0.3%
2,905,000	Anheuser-Busch InBev S.A. / N.V. (EUR) (q)	3.95%	03/22/44	3,237,107
505,000	Bacardi Ltd. (e)	2.75%	07/15/26	487,022
3,170,000	Bacardi Ltd. (e)	4.70%	05/15/28	3,147,788
1,000,000	Becle SAB de C.V. (e)	2.50%	10/14/31	816,038

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (k) (Continued)
	Beverages (Continued)
$1,895,000	JDE Peet’s N.V. (e)	2.25%	09/24/31	$1,566,324
1,400,000	Pernod Ricard S.A. (EUR) (q)	3.63%	05/07/34	1,516,144
				10,770,423
	Chemicals — 0.0%
150,000	Axalta Coating Systems Dutch Holding B B.V. (e)	7.25%	02/15/31	157,493
	Diversified Financial Services — 0.3%
2,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.45%	10/29/26	1,912,497
115,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.88%	01/23/28	112,046
315,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.75%	06/06/28	324,882
1,650,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.00%	10/29/28	1,541,135
325,000	Avolon Holdings Funding Ltd. (e)	2.88%	02/15/25	322,958
5,645,000	Avolon Holdings Funding Ltd. (e)	2.53%	11/18/27	5,251,092
1,855,000	GGAM Finance Ltd. (e)	8.00%	06/15/28	1,961,234
				11,425,844
	Electric — 0.4%
700,000	Amprion GmbH (EUR) (q)	0.63%	09/23/33	591,340
700,000	Amprion GmbH (EUR) (q)	4.00%	05/21/44	778,551
700,000	Comision Federal de Electricidad (q)	3.88%	07/26/33	580,111
400,000	E.ON SE (EUR)	3.50%	10/26/37	429,364
600,000	Elia Group S.A. / N.V. (EUR) (q)	3.88%	06/11/31	648,501
600,000	Elia Transmission Belgium S.A. (EUR) (q)	3.75%	01/16/36	656,459
200,000	Eurogrid GmbH (EUR) (q)	1.11%	05/15/32	182,987
1,300,000	Eurogrid GmbH (EUR) (q)	0.74%	04/21/33	1,127,233
190,613	Mong Duong Finance Holdings B.V. (q)	5.13%	05/07/29	184,140
700,000	MVM Energetika Zrt (q)	7.50%	06/09/28	735,658
2,328,000	MVM Energetika Zrt (q)	6.50%	03/13/31	2,376,044
700,000	National Grid Electricity Transmission PLC (EUR) (q)	0.82%	07/07/32	627,979
100,000	RTE Reseau de Transport d’Electricite SADIR (EUR) (q)	3.50%	04/30/33	108,111
2,435,000	TenneT Holding B.V. (EUR) (q)	4.50%	10/28/34	2,851,932
805,000	TenneT Holding B.V. (EUR) (q)	2.75%	05/17/42	775,125
				12,653,535
	Engineering & Construction — 0.0%
1,000,000	Heathrow Funding Ltd. (EUR) (q)	1.88%	03/14/34	924,575
	Entertainment — 0.0%
700,000	Banijay Entertainment SASU (e)	8.13%	05/01/29	729,542
	Environmental Control — 0.1%
1,400,000	GFL Environmental, Inc. (e)	4.00%	08/01/28	1,333,585
750,000	GFL Environmental, Inc. (e)	3.50%	09/01/28	708,899
				2,042,484
	Food — 0.3%
1,900,000	ELO SACA (EUR) (q)	6.00%	03/22/29	1,689,992
1,500,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	5.13%	02/01/28	1,504,483
1,700,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	3.75%	12/01/31	1,527,481
3,628,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	6.75%	03/15/34	3,954,839
				8,676,795

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (k) (Continued)
	Gas — 0.1%
$2,460,000	National Gas Transmission PLC (EUR) (q)	4.25%	04/05/30	$2,729,025
	Healthcare-Products — 0.1%
900,000	Medtronic Global Holdings S.C.A. (EUR)	1.63%	03/07/31	884,488
600,000	Medtronic Global Holdings S.C.A. (EUR)	3.38%	10/15/34	649,052
439,000	Medtronic Global Holdings S.C.A. (EUR)	1.75%	07/02/49	331,885
				1,865,425
	Healthcare-Services — 0.1%
3,058,000	Kedrion S.p.A. (e)	6.50%	09/01/29	2,911,660
1,255,000	Lonza Finance International N.V. (EUR) (q)	3.88%	04/24/36	1,389,897
				4,301,557
	Media — 0.1%
1,920,000	VZ Secured Financing B.V. (e)	5.00%	01/15/32	1,718,218
	Mining — 0.3%
2,750,000	Corp. Nacional del Cobre de Chile (q)	5.13%	02/02/33	2,665,870
2,200,000	Corp. Nacional del Cobre de Chile (q)	5.95%	01/08/34	2,236,326
3,600,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT (q)	5.45%	05/15/30	3,623,625
				8,525,821
	Oil & Gas — 0.2%
570,000	Ecopetrol S.A.	8.88%	01/13/33	587,591
2,100,000	KazMunayGas National Co. JSC (q)	5.38%	04/24/30	2,078,533
3,400,000	KazMunayGas National Co. JSC (q)	3.50%	04/14/33	2,900,721
2,100,000	Pertamina Persero PT (e)	3.10%	08/27/30	1,901,232
170,000	Petroleos Mexicanos	6.35%	02/12/48	117,446
				7,585,523
	Packaging & Containers — 0.1%
795,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (e)	4.13%	08/15/26	678,167
1,085,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (e)	5.25%	08/15/27	648,656
1,815,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (e)	5.25%	08/15/27	1,085,080
				2,411,903
	Pharmaceuticals — 0.3%
4,520,000	1375209 BC Ltd. (e)	9.00%	01/30/28	4,521,443
435,000	Grifols S.A. (EUR) (q)	3.88%	10/15/28	402,121
1,995,000	Grifols S.A. (e)	4.75%	10/15/28	1,822,128
1,264,000	Grifols S.A. (EUR) (q)	7.50%	05/01/30	1,382,419
1,415,000	MSD Netherlands Capital B.V. (EUR)	3.50%	05/30/37	1,542,840
				9,670,951
	Pipelines — 0.2%
2,245,441	Galaxy Pipeline Assets Bidco Ltd. (e)	2.16%	03/31/34	1,955,463
400,000	QazaqGaz NC JSC (q)	4.38%	09/26/27	385,262
3,380,000	TMS Issuer S.A.R.L. (q)	5.78%	08/23/32	3,469,617
				5,810,342
	Private Equity — 0.0%
670,000	CBRE Global Investors Open-Ended Funds S.C.A. SICAV-SIF-Pan European Core Fund (EUR) (q)	4.75%	03/27/34	762,124
	Real Estate — 0.2%
93,607	Add Hero Holdings Ltd., Series IAI, (8.50% PIK) (r)	8.50%	09/30/29	8,893
78,631	Add Hero Holdings Ltd., Series IAI, (9.00% PIK) (r)	9.00%	09/30/30	2,556

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (k) (Continued)
	Real Estate (Continued)
$93,607	Add Hero Holdings Ltd., Series IAI, (9.80% PIK) (r)	9.80%	09/30/31	$1,638
1,230,000	Annington Funding PLC (GBP) (q)	2.31%	10/06/32	1,227,676
310,000	Annington Funding PLC (GBP) (q)	4.75%	08/09/33	362,564
400,000	Annington Funding PLC (GBP) (q)	3.69%	07/12/34	426,867
495,000	Blackstone Property Partners Europe Holdings S.A.R.L. (EUR) (q)	1.00%	05/04/28	482,113
1,530,000	Blackstone Property Partners Europe Holdings S.A.R.L. (EUR) (q)	1.63%	04/20/30	1,456,570
148,785	China Aoyuan Group Ltd., Series IAI, steps up to 1.00% on 09/30/31 (h)	0.00%	(o)	1,860
57,607	China Aoyuan Group Ltd., Series IAI, (5.50% PIK) (r)	5.50%	09/30/31	936
200,000	China SCE Group Holdings Ltd. (p) (q)	7.00%	05/02/25	9,050
200,000	LEG Immobilien SE (EUR) (q)	1.50%	01/17/34	178,157
37,314	Sunac China Holdings Ltd., (6.00% PIK) (e) (r)	6.00%	09/30/25	5,754
37,405	Sunac China Holdings Ltd., (6.25% PIK) (e) (r)	6.25%	09/30/26	5,358
74,992	Sunac China Holdings Ltd., (6.50% PIK) (e) (r)	6.50%	09/30/27	10,649
112,761	Sunac China Holdings Ltd., (6.75% PIK) (e) (r)	6.75%	09/30/28	15,200
113,034	Sunac China Holdings Ltd., (7.00% PIK) (e) (r)	7.00%	09/30/29	14,450
53,226	Sunac China Holdings Ltd., (7.25% PIK) (e) (r)	7.25%	09/30/30	6,483
200,000	Times China Holdings Ltd. (p) (q)	6.75%	07/08/25	8,000
100,000	Vonovia SE (EUR) (q)	2.25%	04/07/30	101,055
100,000	Vonovia SE (EUR) (q)	5.00%	11/23/30	115,598
800,000	Vonovia SE (EUR) (q)	0.75%	09/01/32	690,607
415,000	Zhenro Properties Group Ltd. (d) (p) (q)	6.63%	01/07/26	4,150
				5,136,184
	Real Estate Investment Trusts — 0.1%
1,945,000	Digital Intrepid Holding B.V. (EUR) (q)	0.63%	07/15/31	1,725,943
	Savings & Loans — 0.0%
885,000	Nationwide Building Society (e) (n)	2.97%	02/16/28	847,901
	Software — 0.2%
6,731,000	Open Text Corp. (e)	6.90%	12/01/27	7,001,304
	Telecommunications — 0.1%
1,205,000	Altice France S.A. (e)	8.13%	02/01/27	1,015,239
200,000	C&W Senior Finance Ltd. (e)	6.88%	09/15/27	198,703
1,500,000	Global Switch Finance B.V. (EUR) (q)	1.38%	10/07/30	1,492,122
				2,706,064
	Water — 0.0%
1,400,000	Suez SACA (EUR) (q)	2.88%	05/24/34	1,410,445
	Total Foreign Corporate Bonds and Notes			122,891,603
	(Cost $123,595,571)

Principal Value	Description	Rate (s)	Stated Maturity (t)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 3.0%
	Aerospace/Defense — 0.1%
1,484,444	TransDigm, Inc., Term Loan I, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.35%	08/24/28	1,488,348
	Apartment REITs — 0.1%
4,208,743	Invitation Homes Operating Partnership, L.P., Term Loan, 1 Mo. CME Term SOFR + CSA + 0.95%, 0.00% Floor	5.87%	09/11/28	4,145,612

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Rate (s)	Stated Maturity (t)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Automotive — 0.0%
$627,290	First Brands Group LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 5.00%, 1.00% Floor	9.85%	03/30/27	$607,465
	Brokerage/Asset Managers/Exchanges — 0.1%
1,171,940	Deerfield Dakota Holding LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 1.00% Floor	8.35%	04/09/27	1,140,450
698,957	Guggenheim Partners Investment Management Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.11%	11/26/31	703,325
609,438	Jane Street Group LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.57%	01/26/28	612,723
963,110	Jane Street Group LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.18%	01/26/28	968,302
566,281	Jefferies Finance LLC, Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.60%	10/21/31	569,291
				3,994,091
	Cable Satellite — 0.1%
492,052	Telenet Financing USD LLC, Term Loan AR, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	6.72%	04/28/28	479,750
1,707,963	Virgin Media Bristol LLC, Term Loan N, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.22%	01/31/28	1,694,359
				2,174,109
	Chemicals — 0.1%
1,601,829	Chemours (The) Co., Term Loan B2, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.07%	08/18/28	1,613,843
	Consumer Cyclical Services — 0.3%
1,349,732	8th Avenue Food & Provisions, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor	8.44%	10/01/25	1,305,407
6,553,762	Delivery Hero Finco LLC, Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.52%	12/12/29	6,605,636
336,887	Ingenovis Health, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	8.53%	03/06/28	211,396
1,320,383	Ingenovis Health, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.03%	03/06/28	853,297
190,630	Match Group Holdings II LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	6.71%	02/16/27	190,869
549,456	Ryan LLC, Term Loan, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.07%	11/14/30	553,407
428,638	StubHub Holdco Sub LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.32%	03/15/30	429,888
571,417	TruGreen, L.P., Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.67%	11/02/27	554,451
				10,704,351
	Consumer Products — 0.0%
894,183	AI Aqua Merger Sub, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.16%	07/31/28	902,498
	Diversified Manufacturing — 0.1%
871,641	Alliance Laundry Systems, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.07%	08/19/31	880,667

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Rate (s)	Stated Maturity (t)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Diversified Manufacturing (Continued)
$330,000	TCP Sunbelt Acquisition Co., Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.78%	10/15/31	$332,063
1,181,852	WEC US Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.86%	01/27/31	1,187,666
				2,400,396
	Electric — 0.3%
1,374,929	Alpha Generation LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.32%	09/30/31	1,387,207
1,893,291	Calpine Corp., Term Loan B9, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.57%	04/01/26	1,901,413
587,918	Cornerstone Generation LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.05%	10/28/31	593,183
343,653	CPV Fairview LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.07%	08/14/31	348,091
395,868	Edgewater Generation LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.82%	08/01/30	401,848
1,145,508	EFS Cogen Holdings I LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.11%	10/03/31	1,155,772
194,216	Lackawanna Energy Center, Term Loan B2, 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.59%	08/06/29	196,037
42,440	Lackawanna Energy Center, Term Loan C, 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.59%	08/06/29	42,838
784,479	Potomac Energy Center LLC, Term Loan, 1 Mo. Synthetic LIBOR + 6.00%, 0.00% Floor	10.96%	09/30/26	784,479
895,234	South Field Energy LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.35%	08/29/31	905,865
54,908	South Field Energy LLC, Term Loan C, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.35%	08/29/31	55,560
296,178	Talen Energy Supply LLC, Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.02%	05/17/30	298,420
635,166	Vistra Operations Co. LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.57%	12/20/30	639,244
498,747	Vistra Operations Co. LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.32%	04/30/31	503,467
				9,213,424
	Finance Companies — 0.1%
3,344,717	Avolon TLB Borrower 1 US LLC, Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.50% Floor	6.36%	06/24/30	3,348,898
	Financial Other — 0.0%
558,231	Trans Union LLC, Term Loan B7, 1 Mo. CME Term SOFR + 2.00%, 0.50% Floor	6.57%	12/01/28	559,278
	Food and Beverage — 0.1%
270,292	City Brewing Co. LLC, Term Loan, 1 Mo. CME Term SOFR + 6.25%, 0.75% Floor	10.91%	04/05/28	218,937
649,289	City Brewing Co. LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.75% Floor	8.42%	04/05/28	486,967
1,092,711	City Brewing Co. LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 5.00%, 0.75% Floor	9.92%	04/05/28	464,402
536,828	Dessert Holdings, Inc., Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.69%	06/12/28	504,956

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Rate (s)	Stated Maturity (t)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Food and Beverage (Continued)
$1,437,758	Naked Juice LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.95%	01/24/29	$1,008,616
619,066	Naked Juice LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 6.00%, 0.50% Floor	10.70%	01/24/30	285,801
1,100,483	United Natural Foods, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.32%	05/01/31	1,121,393
				4,091,072
	Gaming — 0.0%
430,705	Fertitta Entertainment LLC, Term Loan, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.07%	10/31/29	433,757
	Healthcare — 0.4%
357,322	ADMI Corp., Term Loan B1, 1 Mo. CME Term SOFR + 5.75%, 0.00% Floor	10.32%	12/23/27	359,645
992,386	Bausch & Lomb Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.94%	05/10/27	996,886
3,672,688	Catalent Pharma Solutions, Inc., Term Loan B3, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.50% Floor	6.71%	02/22/28	3,675,626
1,110,823	Element Materials Technology Group US Holdings, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	8.35%	06/25/29	1,120,198
1,488,402	Gainwell Acquisition Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.70%	10/01/27	1,429,074
3,354,229	ModivCare, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.34%	07/01/31	3,243,539
405,609	NSM Top Holdings Corp., Term Loan, 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.95%	05/09/29	409,834
651,725	Star Parent, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.35%	09/30/30	640,861
				11,875,663
	Healthcare REITs — 0.1%
912,773	Healthpeak OP LLC, Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 0.85%, 0.00% Floor	5.51%	02/22/27	896,800
1,303,328	Healthpeak OP LLC, Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 0.85%, 0.00% Floor	5.51%	08/20/27	1,280,519
1,842,173	Healthpeak OP LLC, Term Loan, 1 Mo. CME Term SOFR + CSA + 0.85%, 0.00% Floor	5.46%	03/01/29	1,807,632
				3,984,951
	Insurance — 0.2%
2,110,680	Acrisure LLC, Term Loan B1, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.60%	02/16/27	2,119,693
1,213,893	Asurion LLC (fka Asurion Corp.), Term Loan B12, 1 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.82%	09/12/30	1,214,396
250,000	Asurion LLC (fka Asurion Corp.), Term Loan B4, 1 Mo. CME Term SOFR + CSA + 5.25%, 0.00% Floor	9.94%	01/22/29	244,286
1,228,240	Asurion LLC (fka Asurion Corp.), Term Loan B8, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	7.94%	12/23/26	1,230,255
				4,808,630

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Rate (s)	Stated Maturity (t)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Leisure — 0.1%
$1,339,417	City Football Group Ltd., Term Loan B1, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	7.69%	07/22/30	$1,337,743
1,315,650	Showtime Acquisition LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.24%	08/13/31	1,323,051
				2,660,794
	Lodging — 0.0%
94,340	Hilton Domestic Operating Co., Inc., Term Loan B4, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.34%	11/08/30	95,072
	Media Entertainment — 0.0%
17,806	Research Now Group LLC and Dynata LLC, DIP Term Loan, 3 Mo. CME Term SOFR + CSA + 5.12%, 0.00% Floor	10.38%	05/31/25	17,932
259,102	Research Now Group LLC and Dynata LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 5.00%, 1.00% Floor	9.79%	07/17/28	243,004
345,643	Research Now Group LLC and Dynata LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 5.50%, 1.00% Floor	10.29%	10/16/28	322,637
				583,573
	Metals and Mining — 0.0%
526,579	American Rock Salt Co., LLC, Term Loan, 1 Mo. CME Term SOFR + 7.00%, 2.00% Floor	11.70%	06/12/28	531,844
494,778	American Rock Salt Co., LLC, Term Loan, 3 Mo. CME Term SOFR + 7.00%, 0.00% Floor	8.57%	06/12/28	499,726
				1,031,570
	Oil Field Services — 0.0%
746,914	Kestrel Acquisition LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.03%	11/06/31	754,290
	Other Industrial — 0.1%
256,391	Albion Financing 3 S.A.R.L., Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.90%	08/02/29	259,648
650,213	Artera Services LLC, Term Loan, 3 Mo. CME Term SOFR + 4.50%, 0.00% Floor	9.10%	02/10/31	642,989
168,681	DG Investment Intermediate Holdings 2, Inc., Delayed Draw Term Loan, 3 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	8.62%	03/31/28	170,816
2,098,392	DG Investment Intermediate Holdings 2, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	8.44%	03/31/28	2,124,946
				3,198,399
	Packaging — 0.0%
1,177,138	Balcan Innovations, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.38%	10/20/31	1,180,081
	Paper — 0.0%
26,861	Mativ Holdings, Inc., Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.17%	05/06/27	26,727
	Pharmaceuticals — 0.0%
1,023,916	Grifols Worldwide Operations Ltd., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	6.74%	11/15/27	1,005,265
	Restaurants — 0.1%
2,370,301	1011778 BC ULC, Term Loan B6, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.32%	09/23/30	2,371,782

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Rate (s)	Stated Maturity (t)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Retailers — 0.1%
$1,103,470	Belron Finance 2019 LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.27%	10/16/31	$1,117,401
1,383,596	Peer Holding III B.V., Term Loan B5, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.60%	07/01/31	1,396,567
				2,513,968
	Technology — 0.4%
1,759,333	Barracuda Networks, Inc., Term Loan, 6 Mo. CME Term SOFR + 4.50%, 0.50% Floor	9.09%	08/15/29	1,646,305
382,171	Boost Newco Borrower LLC, Term Loan B-1, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.10%	01/31/31	386,333
1,524,002	Boxer Parent Co., Inc., Term Loan, 3 Mo. CME Term SOFR + 5.75%, 0.00% Floor	10.34%	07/30/32	1,502,407
298,301	Coherent Corp., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	7.07%	07/02/29	300,477
3,018,607	EagleView Technology Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.37%	08/14/25	2,873,578
401,934	Indy US Holdco LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.50% Floor	9.32%	03/06/28	403,275
1,357,069	Peraton Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	8.42%	02/01/28	1,276,704
1,476,571	Quartz Acquireco LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.35%	06/28/30	1,484,876
738,771	Realpage, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	7.69%	04/24/28	735,169
615,507	Renaissance Holding Corp., Term Loan, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.82%	04/08/30	617,556
369,950	Sabre GLBL, Inc., Term Loan B2, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	9.57%	06/30/28	358,573
820,381	Xerox Corp., Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	8.57%	11/19/29	821,714
1,072,977	Xerox Corp., Term Loan, 3 Mo. CME Term SOFR + 4.00%, 0.50% Floor	8.60%	11/19/29	1,074,721
				13,481,688
	Transportation Services — 0.0%
1,400,393	Third Coast Infrastructure LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.82%	09/20/30	1,402,143
	Wireless — 0.1%
668,084	Altice France S.A., Term Loan B14, 3 Mo. CME Term SOFR + 5.50%, 0.00% Floor	10.16%	08/31/28	549,259
525,286	CCI Buyer, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	8.60%	12/17/27	529,929
826,534	SBA Senior Finance II LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.44%	01/27/31	827,521
				1,906,709
	Total Senior Floating-Rate Loan Interests			98,558,447
	(Cost $99,184,231)

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES — 2.2%
	Brazil — 0.2%
$1,400,000	Brazilian Government International Bond	6.13%	01/22/32	$1,402,893
2,600,000	Brazilian Government International Bond	6.00%	10/20/33	2,564,910
3,150,000	Brazilian Government International Bond	6.13%	03/15/34	3,104,105
				7,071,908
	Colombia — 0.2%
3,450,000	Colombia Government International Bond	3.00%	01/30/30	2,907,705
1,678,000	Colombia Government International Bond	3.13%	04/15/31	1,360,851
2,800,000	Colombia Government International Bond	8.00%	04/20/33	2,929,796
				7,198,352
	Costa Rica — 0.1%
4,100,000	Costa Rica Government International Bond (q)	6.55%	04/03/34	4,231,969
	Guatemala — 0.2%
800,000	Guatemala Government Bond (q)	5.25%	08/10/29	775,000
2,100,000	Guatemala Government Bond (q)	4.90%	06/01/30	2,004,450
3,017,000	Guatemala Government Bond (q)	3.70%	10/07/33	2,499,207
400,000	Guatemala Government Bond (q)	6.60%	06/13/36	404,950
				5,683,607
	Hungary — 0.1%
2,972,000	Hungary Government International Bond (e)	2.13%	09/22/31	2,391,548
	Indonesia — 0.1%
2,000,000	Indonesia Government International Bond	4.85%	01/11/33	1,979,035
	Mexico — 0.5%
1,024,000	Mexico Government International Bond	2.66%	05/24/31	854,680
1,100,000	Mexico Government International Bond	4.75%	04/27/32	1,029,418
3,436,000	Mexico Government International Bond	4.88%	05/19/33	3,173,089
3,700,000	Mexico Government International Bond	3.50%	02/12/34	3,043,993
7,080,000	Mexico Government International Bond	6.35%	02/09/35	7,154,402
				15,255,582
	Panama — 0.1%
2,139,000	Panama Government International Bond	3.16%	01/23/30	1,854,629
1,533,000	Panama Government International Bond	2.25%	09/29/32	1,136,180
2,034,000	Panama Government International Bond	6.40%	02/14/35	1,964,001
				4,954,810
	Paraguay — 0.1%
2,420,000	Paraguay Government International Bond (q)	4.95%	04/28/31	2,354,055
1,000,000	Paraguay Government International Bond (e)	3.85%	06/28/33	893,250
				3,247,305
	Peru — 0.1%
3,500,000	Peruvian Government International Bond	3.00%	01/15/34	2,911,125
	Romania — 0.2%
1,000,000	Romanian Government International Bond (e)	6.63%	02/17/28	1,024,000
4,060,000	Romanian Government International Bond (q)	3.00%	02/14/31	3,373,803
2,500,000	Romanian Government International Bond (q)	6.38%	01/30/34	2,453,889
				6,851,692
	South Africa — 0.3%
1,693,000	Republic of South Africa Government International Bond	4.30%	10/12/28	1,607,279
1,400,000	Republic of South Africa Government International Bond	4.85%	09/30/29	1,327,012

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	South Africa (Continued)
$3,508,000	Republic of South Africa Government International Bond	5.88%	06/22/30	$3,440,036
3,400,000	Republic of South Africa Government International Bond	5.88%	04/20/32	3,281,599
				9,655,926
	United Arab Emirates — 0.0%
200,000	Finance Department Government of Sharjah (e)	6.50%	11/23/32	210,641
	Total Foreign Sovereign Bonds and Notes			71,643,500
	(Cost $72,359,695)
CONVERTIBLE FOREIGN CORPORATE BONDS AND NOTES (k) — 0.1%
	Commercial Services — 0.1%
597,200	Worldline S.A. (EUR) (q)	(l)	07/30/25	732,536
2,178,552	Worldline S.A. (EUR) (q)	(l)	07/30/26	2,203,183
				2,935,719
	Real Estate — 0.0%
13,297	China Aoyuan Group Ltd., Series IAI (d)	(l)	09/30/28	200
43,913	Sunac China Holdings Ltd., (1.00% PIK) (e) (r)	1.00%	09/30/32	3,909
				4,109
	Total Convertible Foreign Corporate Bonds and Notes			2,939,828
	(Cost $2,809,425)

Shares	Description	Value
COMMON STOCKS (u) — 0.0%
	Real Estate Management & Development — 0.0%
37,196	China Aoyuan Group Ltd. (HKD) (v)	1,243
	Wireless Telecommunication Services — 0.0%
46,208	Intelsat Jackson Emergence S.A. (d) (v)	1,405,486
	Total Common Stocks	1,406,729
	(Cost $1,434,158)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 0.0%
	Colorado — 0.0%
$220,000	City & Cnty of Denver Cnty Arpt Sys Rev, Ser C	2.24%	11/15/30	195,348
	(Cost $220,000)

Shares	Description	Value
MONEY MARKET FUNDS — 16.0%
520,228,192	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (w)	520,228,192
	(Cost $520,228,192)

	Total Investments — 124.3%	4,047,271,517
	(Cost $4,064,876,489)
	Net Other Assets and Liabilities — (24.3)%	(792,448,103)
	Net Assets — 100.0%	$3,254,823,414

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Forward Foreign Currency Contracts at November 30, 2024:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 11/30/2024	Sale Value as of 11/30/2024	Unrealized Appreciation (Depreciation)
01/17/2025	BOFA	EUR	623,000	USD	657,535	$659,802	$657,535	$2,267
01/17/2025	Citi	EUR	452,000	USD	493,496	478,701	493,496	(14,795)
01/17/2025	GSIL	EUR	949,000	USD	1,043,265	1,005,061	1,043,265	(38,204)
01/17/2025	GSIL	EUR	1,349,000	USD	1,428,188	1,428,690	1,428,188	502
01/17/2025	BOFA	GBP	375,000	USD	473,748	477,112	473,748	3,364
01/17/2025	Citi	USD	48,737,205	EUR	44,184,000	48,737,205	46,794,100	1,943,105
01/17/2025	Citi	USD	153,294	EUR	140,000	153,294	148,270	5,024
01/17/2025	GSIL	USD	1,294,929	EUR	1,197,000	1,294,929	1,267,711	27,218
01/17/2025	GSIL	USD	490,826	EUR	452,000	490,826	478,701	12,125
01/17/2025	GSIL	USD	111,669	EUR	103,000	111,669	109,084	2,585
01/17/2025	GSIL	USD	869,169	EUR	798,000	869,169	845,141	24,028
01/17/2025	GSIL	USD	186,307	EUR	171,000	186,307	181,101	5,206
01/17/2025	GSIL	USD	906,258	EUR	842,000	906,258	891,740	14,518
01/17/2025	GSIL	USD	620,473	EUR	573,000	620,473	606,849	13,624
01/17/2025	GSIL	USD	491,327	EUR	462,000	491,327	489,293	2,034
01/17/2025	GSIL	USD	351,115	EUR	337,000	351,115	356,908	(5,793)
01/17/2025	GSIL	USD	184,303	EUR	175,000	184,303	185,338	(1,035)
01/17/2025	GSIL	USD	592,377	EUR	563,000	592,377	596,258	(3,881)
01/17/2025	GSIL	USD	4,877,345	EUR	4,602,000	4,877,345	4,873,856	3,489
01/17/2025	GSIL	USD	142,998	EUR	135,000	142,998	142,975	23
01/17/2025	GSIL	USD	6,304,452	GBP	4,806,000	6,304,452	6,114,675	189,777
Net Unrealized Appreciation (Depreciation)								$2,185,181
Futures Contracts at November 30, 2024:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	2,419	Mar-2025	$498,578,581	$1,440,804

Futures Contracts Short
Euro-Bobl Futures	85	Dec-2024	$(10,765,349)	$(62,534)
Euro-Bund Futures	197	Dec-2024	(28,058,396)	(118,486)
Euro-Buxl 30 Year Bonds Futures	28	Dec-2024	(4,136,532)	(114,482)
Euro-Schatz Futures	17	Dec-2024	(1,923,481)	(2,133)
Long Gilt Futures	24	Mar-2025	(2,928,349)	(17,269)
U.S. 5-Year Treasury Notes	329	Mar-2025	(35,400,914)	(180,471)
Ultra 10-Year U.S. Treasury Notes	1,977	Mar-2025	(226,953,422)	(3,863,838)
Ultra U.S. Treasury Bond Futures	964	Mar-2025	(122,608,750)	(4,662,701)
			$(432,775,193)	$(9,021,914)
		Total	$65,803,388	$(7,581,110)
Interest Rate Swap Agreements at November 30, 2024:

Counterparty	Floating Rate	Expiration Date	Notional Value	Fixed Rate	Unrealized Appreciation (Depreciation)/ Value
Citadel Securities LLC	SOFR(1)	12/20/2053	$3,279,000	3.520%(1)	$46,533

(1)	The Fund pays the fixed rate and receives the floating rate. At November 30, 2024, the floating rate accrued is 4.59%.

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
(a)	Inverse floating rate security.
(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2024, securities noted as such amounted to $1,133,951,337 or 34.8% of net assets.

(f)	All or a portion of this security is part of a mortgage dollar roll agreement.
(g)	When-issued security. The interest rate shown reflects the rate in effect at November 30, 2024. Interest will begin accruing on the security’s first settlement date.
(h)	Step-up security. A security where the coupon increases or steps up at a predetermined date. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.
(i)	Floating or variable rate security.
(j)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
November 30, 2024, securities noted as such are valued at $20,821,223 or 0.6% of net assets.

(k)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(l)	Zero coupon security.
(m)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(n)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at November 30, 2024.
At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(o)	Perpetual maturity.
(p)	This issuer is in default.
(q)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(r)	The issuer will pay interest in cash and/or in PIK interest.
(s)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, such as the synthetic LIBOR, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR or synthetic LIBOR floor that establishes a minimum SOFR or synthetic LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR or synthetic LIBOR period, spread and floor, but different SOFR or synthetic LIBOR reset dates.

(t)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(u)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(v)	Non-income producing security.
(w)	Rate shown reflects yield as of November 30, 2024.

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BOFA	– Bank of America N.A.
Citi	– Citibank N.A.
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
EUR	– Euro
GBP	– British Pound Sterling
GSIL	– Goldman Sachs International, London
HKD	– Hong Kong Dollar
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
LIBOR	– London Interbank Offered Rate
PIK	– Payment-in-kind
REITs	– Real Estate Investment Trusts
REMIC	– Real Estate Mortgage Investment Conduit
SDR	– Swedish Depositary Receipt
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To-Be-Announced Security
USD	– United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$720,689,375	$—	$720,689,375	$—
U.S. Government Bonds and Notes	702,370,394	—	702,370,394	—
Mortgage-Backed Securities	678,913,471	—	678,913,471	—
Asset-Backed Securities	557,167,331	—	556,665,970	501,361
Corporate Bonds and Notes*	413,879,499	—	413,879,499	—
U.S. Government Agency Securities	156,387,800	—	156,387,800	—
Foreign Corporate Bonds and Notes*	122,891,603	—	122,891,603	—
Senior Floating-Rate Loan Interests*	98,558,447	—	98,558,447	—
Foreign Sovereign Bonds and Notes**	71,643,500	—	71,643,500	—
Convertible Foreign Corporate Bonds and Notes*	2,939,828	—	2,939,828	—
Common Stocks*	1,406,729	1,406,729	—	—
Municipal Bonds***	195,348	—	195,348	—
Money Market Funds	520,228,192	520,228,192	—	—
Total Investments	4,047,271,517	521,634,921	3,525,135,235	501,361
Forward Foreign Currency Contracts	2,248,889	—	2,248,889	—
Futures Contracts	1,440,804	1,440,804	—	—
Interest Rate Swap Agreements	46,533	—	46,533	—
Total	$4,051,007,743	$523,075,725	$3,527,430,657	$501,361

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(63,708)	$—	$(63,708)	$—
Futures Contracts	(9,021,914)	(9,021,914)	—	—
Total	$(9,085,622)	$(9,021,914)	$(63,708)	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for country breakout.
***	See Portfolio of Investments for state breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments
November 30, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 68.1%
	Collateralized Mortgage Obligations — 14.3%
	Federal Home Loan Mortgage Corporation
$1,286	Series 3071, Class TF, 30 Day Average SOFR + CSA + 0.30% (a)	5.22%	04/15/35	$1,286
76,425	Series 360, Class 250	2.50%	11/15/47	67,555
3,202,268	Series 377, Class C1, IO	2.00%	01/25/51	405,519
10,879	Series 3778, Class L	3.50%	12/15/25	10,788
5,223,902	Series 386, Class C2, IO	2.00%	02/15/51	625,433
2,723,766	Series 400, Class C2, IO	2.00%	08/25/52	373,342
404,775	Series 4292, Class PB	3.50%	01/15/44	354,931
105,144	Series 4451, Class NZ	3.50%	03/15/45	92,928
345,943	Series 4639, Class HZ	3.25%	04/15/53	276,572
415,000	Series 4753, Class HL	3.00%	02/15/48	354,244
428,453	Series 4765, Class PZ	3.00%	01/15/48	342,047
275,000	Series 4930, Class GL	3.00%	11/25/49	198,980
30,174	Series 4993, Class OP, PO	(b)	10/25/58	28,439
925,000	Series 5210, Class LB	3.00%	08/25/50	723,491
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
550,000	Series 2022-DNA1, Class M1B, 30 Day Average SOFR + 1.85% (a) (c)	6.58%	01/25/42	558,121
	Federal National Mortgage Association
378,049	Series 2013-9, Class GZ	3.50%	02/25/43	339,702
5,277,128	Series 2023-39, Class AI, IO	2.00%	07/25/52	670,707
317,034	Series 2024-73, Class FB, 30 Day Average SOFR + 1.20% (a)	5.93%	10/25/54	317,523
82,994	Series 2006-56, Class FE, 30 Day Average SOFR + CSA + 0.43% (a)	5.28%	07/25/36	82,318
65,763	Series 2011-47, Class GF, 30 Day Average SOFR + CSA + 0.57% (a)	5.42%	06/25/41	65,451
497,698	Series 2013-21, Class EZ	3.00%	03/25/43	446,978
350,000	Series 2015-32, Class PB	3.00%	05/25/45	293,443
94,419	Series 2018-50, Class BA	3.00%	07/25/48	83,062
2,868	Series 2018-86, Class JA	4.00%	05/25/47	2,835
65,825	Series 2019-67, Class FE, 30 Day Average SOFR + CSA + 0.45% (a)	5.30%	11/25/49	64,531
1,303,733	Series 2019-68, Class US, IO, (30 Day Average SOFR + CSA) × -1+ 6.00% (d)	1.15%	11/25/49	158,887
	Government National Mortgage Association
415,704	Series 2015-103, Class ZA	3.50%	07/20/45	347,002
305,594	Series 2017-38, Class Z	4.00%	03/20/47	268,747
375,591	Series 2017-78, Class AZ	3.00%	05/20/47	286,783
353,112	Series 2023-18, Class AZ	4.75%	02/20/53	329,999
1,027,139	Series 2012-34, Class SA, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.05% (d)	1.33%	03/20/42	95,666
1,564,071	Series 2013-25, Class SA, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (d)	1.48%	02/20/43	197,905
460,000	Series 2013-39, Class DP	2.50%	03/20/43	346,585
663,668	Series 2014-57, Class PS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (d)	1.48%	04/20/44	77,126
280,383	Series 2015-39, Class ZA	3.50%	03/20/45	253,868
382,615	Series 2017-117, Class ZN	3.00%	08/20/47	307,568
324,416	Series 2018-97, Class DZ	3.50%	07/20/48	284,106
483,595	Series 2021-125, Class EL	1.50%	07/20/51	300,026

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$235,000	Series 2023-81, Class AL	4.50%	08/20/40	$229,369
331,361	Series 2023-113, Class FD, 30 Day Average SOFR + 1.35% (a)	6.11%	08/20/53	334,300
				10,598,163
	Commercial Mortgage-Backed Securities — 0.0%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
1,000,000	Series K732, Class X3, IO (e)	2.25%	05/25/46	12,789
	FREMF Mortgage Trust
3,723,702	Series 2017-K726, Class X2B, IO (c)	0.10%	07/25/49	37
				12,826
	Pass-Through Securities — 53.8%
	Federal Home Loan Mortgage Corporation
43,597	Pool G08681	3.50%	12/01/45	40,252
22,647	Pool G08792	3.50%	12/01/47	20,911
79,995	Pool G60659	3.50%	08/01/46	73,931
95,090	Pool G61748	3.50%	11/01/48	87,795
110,345	Pool G67706	3.50%	12/01/47	101,978
142,337	Pool G67710	3.50%	03/01/48	131,419
881,460	Pool QC8921	2.50%	10/01/51	750,182
1,400,723	Pool QD7088	2.00%	02/01/52	1,137,203
378,559	Pool QE4038	3.00%	06/01/52	330,569
221,697	Pool RA5286	2.50%	05/01/51	185,909
275,732	Pool RA5552	3.00%	07/01/51	242,922
662,362	Pool RA7773	4.00%	08/01/52	621,007
97,661	Pool SD0499	3.00%	08/01/50	86,789
918,822	Pool SD0956	2.50%	04/01/52	779,037
437,347	Pool SD1382	4.00%	08/01/52	409,974
741,749	Pool SD1581	2.50%	09/01/52	623,231
391,989	Pool SD2190	4.50%	10/01/52	377,142
48,130	Pool SD7502	3.50%	07/01/49	44,380
101,555	Pool SD7511	3.50%	01/01/50	93,585
62,805	Pool SD7513	3.50%	04/01/50	57,876
813,305	Pool SD8188	2.00%	01/01/52	654,561
297,226	Pool SD8212	2.50%	05/01/52	249,495
674,020	Pool SD8256	4.00%	10/01/52	631,162
619,768	Pool SD8264	3.50%	11/01/52	562,422
475,948	Pool SD8372	5.50%	11/01/53	476,030
64,332	Pool ZM1779	3.00%	09/01/46	57,258
	Federal National Mortgage Association
22,833	Pool BE3619	4.00%	05/01/47	21,660
270,493	Pool BQ1163	2.00%	08/01/50	218,798
543,654	Pool BQ1226	2.00%	09/01/50	438,992
655,618	Pool BU9074	2.00%	01/01/52	531,112
491,151	Pool BV4119	2.50%	03/01/52	412,009
226,470	Pool BV5358	2.50%	04/01/52	191,169
536,216	Pool BV8464	3.00%	04/01/52	468,448
1,183,612	Pool BV8477	3.00%	05/01/52	1,040,552
538,711	Pool BV8515	3.00%	05/01/52	470,844
586,668	Pool BV9960	4.00%	06/01/52	551,105

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$272,980	Pool BW6293	4.50%	08/01/52	$262,641
509,608	Pool BW9886	4.50%	10/01/52	489,905
45,280	Pool CA0995	3.50%	01/01/48	41,163
494,833	Pool CA5689	3.00%	05/01/50	439,932
1,046,491	Pool CB2411	2.50%	12/01/51	890,472
475,310	Pool CB2430	3.00%	12/01/51	415,350
768,753	Pool CB2610	2.00%	01/01/52	621,070
495,634	Pool CB2802	2.00%	02/01/52	402,585
1,141,439	Pool CB3151	2.00%	03/01/52	918,122
986,594	Pool CB3486	3.50%	05/01/52	896,271
107,200	Pool CB4365	3.50%	08/01/52	97,784
56,520	Pool FM2870	3.00%	03/01/50	50,249
1,260,069	Pool FS0139	2.50%	01/01/52	1,066,805
364,952	Pool FS3160	3.00%	06/01/52	321,451
175,233	Pool FS3275	3.00%	04/01/52	153,188
879,285	Pool FS3781	2.00%	11/01/51	710,556
94,295	Pool FS6380	2.50%	02/01/52	79,104
436,832	Pool MA4511	2.00%	01/01/52	350,493
173,167	Pool MA4731	3.50%	09/01/52	157,183
792,529	Pool MA4768	2.50%	09/01/52	664,322
408,271	Pool MA4784	4.50%	10/01/52	392,687
887,950	Pool MA4978	5.00%	04/01/53	873,695
860,013	Pool MA5038	5.00%	06/01/53	845,094
555,273	Pool MA5070	4.50%	07/01/53	533,792
761,275	Pool MA5138	5.50%	09/01/53	761,168
200,000	Pool TBA (f)	2.00%	12/15/54	160,249
450,000	Pool TBA (f)	2.50%	12/15/54	376,651
425,000	Pool TBA (f)	3.00%	12/15/54	370,509
1,100,000	Pool TBA (f)	3.50%	12/15/54	997,188
650,000	Pool TBA (f)	4.00%	12/15/54	607,961
450,000	Pool TBA (f)	4.50%	12/15/54	432,148
600,000	Pool TBA (f)	5.00%	12/15/54	588,807
550,000	Pool TBA (f)	5.50%	12/15/54	549,411
	Government National Mortgage Association
38,335	Pool MA3873	3.00%	08/20/46	34,430
47,626	Pool MA4382	3.50%	04/20/47	44,077
35,417	Pool MA4778	3.50%	10/20/47	32,724
24,877	Pool MA4779	4.00%	10/20/47	23,673
734,947	Pool MA7534	2.50%	08/20/51	628,703
784,838	Pool MA7589	2.50%	09/20/51	671,200
736,367	Pool MA7705	2.50%	11/20/51	629,290
764,807	Pool MA7767	2.50%	12/20/51	654,064
348,650	Pool MA8347	4.50%	10/20/52	337,104
1,275,000	Pool TBA (f)	2.00%	12/15/54	1,047,586
1,175,000	Pool TBA (f)	2.50%	12/15/54	1,004,041
950,000	Pool TBA (f)	4.00%	12/15/54	893,389
1,300,000	Pool TBA (f)	4.50%	12/15/54	1,254,529

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$1,275,000	Pool TBA (f)	5.00%	12/15/54	$1,256,676
1,650,000	Pool TBA (f)	5.50%	12/15/54	1,651,699
				39,852,900
	Total U.S. Government Agency Mortgage-Backed Securities			50,463,889
	(Cost $51,635,093)
MORTGAGE-BACKED SECURITIES (g) — 23.7%
	Collateralized Mortgage Obligations — 11.4%
	Alternative Loan Trust
186,219	Series 2005-16, Class A4, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	5.18%	06/25/35	166,737
125,929	Series 2007-5CB, Class 1A11	6.00%	04/25/37	68,857
107,877	Series 2007-15CB, Class A5	5.75%	07/25/37	62,275
269,686	Series 2007-HY8C, Class A1, 1 Mo. CME Term SOFR + CSA + 0.32% (a)	5.02%	09/25/47	247,419
	American Home Mortgage Assets Trust
92,580	Series 2006-3, Class 1A1, 12 Mo. Treasury Average + 0.97% (a)	5.90%	10/25/46	77,845
	Banc of America Funding Trust
93,512	Series 2007-C, Class 7A1, 1 Mo. CME Term SOFR + CSA + 0.42% (a)	5.14%	05/20/47	84,984
	Bear Stearns ALT-A Trust
446,412	Series 2006-1, Class 21A2 (e)	4.70%	02/25/36	315,482
	Bear Stearns ARM Trust
114,521	Series 2005-1, Class 2A1 (e)	4.87%	03/25/35	104,772
	CHL Mortgage Pass-Through Trust
168,324	Series 2004-25, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.68% (a)	5.38%	02/25/35	152,767
101,785	Series 2007-20, Class A1	6.50%	01/25/38	50,150
	CIM Trust
158,440	Series 2021-R3, Class A1A (c)	1.95%	06/25/57	144,125
452,568	Series 2023-R3, Class A1B (c)	4.50%	01/25/63	449,253
	Citigroup Mortgage Loan Trust
239,254	Series 2009-10, Class 2A2 (c)	7.00%	12/25/35	173,141
	Credit Suisse Mortgage Trust
510,943	Series 2014-8R, Class 3A2 (c) (e)	5.45%	02/27/36	521,677
339,950	Series 2021-RP11, Class PT (c)	3.75%	10/25/61	236,533
393,122	Series 2021-RPL4, Class A1 (c)	4.10%	12/27/60	392,082
	CSMCM Trust
23,717	Series 2021-RP11 (c)	3.78%	10/27/61	18,245
	Deutsche Alt-A Securities Mortgage Loan Trust
157,997	Series 2007-3, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.75% (a)	6.20%	10/25/47	124,405
	GreenPoint Mortgage Funding Trust
91,531	Series 2005-AR4, Class G41B, 1 Mo. CME Term SOFR + CSA + 0.20% (a)	4.90%	10/25/45	85,994
	GSR Mortgage Loan Trust
230,538	Series 2006-OA1, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.52% (a)	5.22%	08/25/46	52,969
	IndyMac INDX Mortgage Loan Trust
114,864	Series 2005-AR29, Class A1 (e)	3.94%	01/25/36	93,640

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (g) (Continued)
	Collateralized Mortgage Obligations (Continued)
	IndyMac INDX Mortgage Loan Trust (Continued)
$58,803	Series 2006-AR3, Class 2A1A (e)	3.96%	03/25/36	$40,822
535,878	Series 2006-AR13, Class A3 (e)	4.20%	07/25/36	358,883
125,574	Series 2006-AR19, Class 5A2 (e)	4.32%	08/25/36	90,824
428,890	Series 2006-AR31, Class A3 (e)	4.12%	11/25/36	398,964
	Lehman XS Trust
483,561	Series 2006-10N, Class 1A4A, 1 Mo. CME Term SOFR + CSA + 0.60% (a)	5.30%	07/25/46	321,532
154,363	Series 2007-12N, Class 1A3A, 1 Mo. CME Term SOFR + CSA + 0.40% (a)	5.10%	07/25/47	146,756
	MASTR Adjustable Rate Mortgages Trust
462,234	Series 2006-OA2, Class 1A1, 12 Mo. Treasury Average + 0.80% (a)	5.73%	12/25/46	333,147
789,573	Series 2007-HF2, Class A2, 1 Mo. CME Term SOFR + CSA + 1.10% (a)	5.80%	09/25/37	309,585
	Morgan Stanley Residential Mortgage Loan Trust
321,754	Series 2024-INV3, Class A1 (c)	6.50%	06/25/54	326,991
	RALI Trust
390,241	Series 2005-QO1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.30% (a)	5.00%	08/25/35	289,466
161,954	Series 2006-QS7, Class A2	6.00%	06/25/36	126,434
264,804	Series 2007-QH4, Class A1, 1 Mo. CME Term SOFR + CSA + 0.38% (a)	5.08%	05/25/37	244,748
81,479	Series 2007-QS1, Class 1A4	6.00%	01/25/37	65,710
133,077	Series 2007-QS2, Class A4	6.25%	01/25/37	109,873
	RFMSI Trust
478,886	Series 2006-S10, Class 1A1	6.00%	10/25/36	373,172
	Structured Asset Mortgage Investments II Trust
117,916	Series 2005-AR8, Class A2, 12 Mo. Treasury Average + 1.48% (a)	6.54%	02/25/36	100,652
552,060	Series 2006-AR6, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.38% (a)	5.08%	07/25/46	395,572
91,141	Series 2006-AR7, Class A1BG, 1 Mo. CME Term SOFR + CSA + 0.12% (a)	4.82%	08/25/36	80,313
344,243	Series 2007-AR1, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.36% (a)	5.06%	01/25/37	300,580
25,517	Series 2007-AR3, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.19% (a)	4.89%	09/25/47	23,466
	WaMu Mortgage Pass-Through Certificates Trust
45,743	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (a)	5.93%	02/25/46	41,182
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
575,765	Series 2006-AR6, Class 2A, 12 Mo. Treasury Average + 0.96% (a)	5.89%	08/25/46	316,892
				8,418,916
	Commercial Mortgage-Backed Securities — 12.3%
	BANK
187,000	Series 2024-BNK47, Class C (e)	6.83%	06/15/57	195,315
	BBCMS Mortgage Trust
210,000	Series 2024-5C25, Class AS	6.36%	03/15/57	218,015
175,000	Series 2024-5C27, Class AS	6.41%	07/15/57	183,133

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (g) (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BBCMS Mortgage Trust (Continued)
$220,000	Series 2024-5C29, Class AS	5.63%	09/15/57	$223,649
250,000	Series 2024-C26, Class AS	6.09%	05/15/57	266,115
290,000	Series 2024-C28, Class C	6.29%	09/15/57	300,307
	Benchmark Mortgage Trust
117,000	Series 2020-B18, Class AGNF (c)	4.14%	07/15/53	111,264
357,000	Series 2024-V8, Class C (e)	7.18%	07/15/57	372,273
	BWAY Mortgage Trust
16,116,107	Series 2013-1515, Class XA, IO (c) (e)	0.62%	03/10/33	214,049
	BX Commercial Mortgage Trust
200,000	Series 2020-VIV2, Class C (c) (e)	3.66%	03/09/44	179,493
155,852	Series 2021-ACNT, Class C, 1 Mo. CME Term SOFR + CSA + 1.50% (a) (c)	6.22%	11/15/38	155,398
175,000	Series 2021-XL2, Class J, 1 Mo. CME Term SOFR + CSA + 3.89% (a) (c)	8.61%	10/15/38	172,628
250,000	Series 2024-KING, Class B, 1 Mo. CME Term SOFR + 1.74% (a) (c)	6.35%	05/15/34	250,348
	BX Trust
300,000	Series 2021-VIEW, Class B, 1 Mo. CME Term SOFR + CSA + 1.80% (a) (c)	6.52%	06/15/36	295,877
	BXP Trust
280,000	Series 2021-601L, Class A (c)	2.62%	01/15/44	234,606
	Citigroup Commercial Mortgage Trust
4,215,396	Series 2016-P3, Class XA, IO (e)	1.81%	04/15/49	46,742
	COMM Mortgage Trust
938,014	Series 2012-CR4, Class XA, IO (e)	1.29%	10/15/45	10,352
1,567,454	Series 2014-UBS3, Class XA, IO (e) (h)	0.80%	06/10/47	62
11,151,000	Series 2014-UBS3, Class XB, IO (c) (e)	0.32%	06/10/47	187
7,000,000	Series 2015-LC21, Class XE, IO (c) (e)	1.21%	07/10/48	38,844
200,000	Series 2016-787S, Class A (c)	3.55%	02/10/36	193,829
220,000	Series 2020-CX, Class A (c)	2.17%	11/10/46	183,106
35,000	Series 2020-CX, Class E (c) (e)	2.77%	11/10/46	24,692
219,000	Series 2024-277P, Class A (c)	6.34%	08/10/44	227,113
	Credit Suisse Mortgage Trust
182,000	Series 2019-UVIL, Class B (c) (e)	3.39%	12/15/41	162,783
429,000	Series 2021-B33, Class B (c) (e)	3.77%	10/10/43	367,833
	CSAIL Commercial Mortgage Trust
2,423,600	Series 2016-C5, Class XA, IO (e)	1.01%	11/15/48	12,556
	DROP Mortgage Trust
107,000	Series 2021-FILE, Class B, 1 Mo. CME Term SOFR + CSA + 1.70% (a) (c)	6.42%	10/15/43	97,380
	Frost CMBS DAC
780,478	Series 2021-1A, Class GBB, SONIA + 1.65% (GBP) (a) (c)	6.61%	11/20/33	984,987
	Grace Trust
400,000	Series 2020-GRCE, Class A (c)	2.35%	12/10/40	341,383
1,000,000	Series 2020-GRCE, Class X, IO (c) (e)	0.39%	12/10/40	15,557
	GS Mortgage Securities Trust
1,123,081	Series 2011-GC5, Class XA, IO (e) (i)	0.09%	08/10/44	613
4,776,462	Series 2015-GC28, Class XA, IO (e) (h)	0.93%	02/10/48	174

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (g) (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Hilton U.S.A. Trust
$360,000	Series 2016-HHV, Class F (c) (e)	4.33%	11/05/38	$341,975
	JP Morgan Chase Commercial Mortgage Securities Trust
78,852	Series 2013-LC11, Class XA, IO (e)	1.30%	04/15/46	492
3,098,040	Series 2014-C20, Class XA, IO (e) (h) (j)	0.70%	07/15/47	31
260,000	Series 2019-OSB, Class A (c)	3.40%	06/05/39	239,181
	JPMBB Commercial Mortgage Securities Trust
753,712	Series 2015-C32, Class XA, IO (e)	1.24%	11/15/48	2,486
	JPMCC Commercial Mortgage Securities Trust
8,907,638	Series 2017-JP5, Class XA, IO (e)	0.95%	03/15/50	129,213
	JPMDB Commercial Mortgage Securities Trust
5,265,023	Series 2016-C2, Class XA, IO (e)	1.62%	06/15/49	72,571
	Last Mile Logistics Pan Euro Finance DAC
363,287	Series 1A, Class E, 3 Mo. EURIBOR + 2.70% (EUR) (a) (c)	5.71%	08/17/33	380,644
	Morgan Stanley Bank of America Merrill Lynch Trust
1,597,852	Series 2015-C20, Class XA, IO (e) (h)	1.25%	02/15/48	76
27,509,241	Series 2015-C25, Class XA, IO (e)	1.17%	10/15/48	97,669
	SFAVE Commercial Mortgage Securities Trust
479,000	Series 2015-5AVE, Class A2A (c) (e)	3.66%	01/05/43	410,654
340,000	Series 2015-5AVE, Class A2B (c) (e)	4.14%	01/05/43	300,032
	SLG Office Trust
150,000	Series 2021-OVA, Class D (c)	2.85%	07/15/41	124,091
385,000	Series 2021-OVA, Class G (c)	2.85%	07/15/41	269,298
	SMRT
286,000	Series 2022-MINI, Class F, 1 Mo. CME Term SOFR + 3.35% (a) (c)	7.96%	01/15/39	271,095
105,000,000	Series 2022-MINI, Class XCP, IO (e) (i)		01/15/39	110
	VLS Commercial Mortgage Trust
220,000	Series 2020-LAB, Class B (c)	2.45%	10/10/42	175,939
	Wells Fargo Commercial Mortgage Trust
2,633,909	Series 2015-C26, Class XA, IO (e) (h)	1.17%	02/15/48	131
9,999,718	Series 2015-C27, Class XA, IO (e)	0.90%	02/15/48	3,588
25,490,864	Series 2015-C28, Class XA, IO (e)	0.69%	05/15/48	5,700
1,727,075	Series 2015-LC22, Class XA, IO (e)	0.88%	09/15/58	5,732
3,463,251	Series 2016-C33, Class XA, IO (e)	1.72%	03/15/59	45,643
5,823,000	Series 2016-C37, Class XEF, IO (c) (e)	1.60%	12/15/49	158,373
	WFRBS Commercial Mortgage Trust
123,039	Series 2014-C22, Class XA, IO (e) (h)	0.48%	09/15/57	2
				9,115,389
	Total Mortgage-Backed Securities			17,534,305
	(Cost $19,718,212)
ASSET-BACKED SECURITIES — 14.2%
	AMSR Trust
355,000	Series 2020-SFR3, Class G (c)	4.99%	09/17/37	350,921
	Ares LXII CLO Ltd.
300,000	Series 2021-62A, Class B, 3 Mo. CME Term SOFR + CSA + 1.91% (a) (c)	6.54%	01/25/34	300,791
	Argent Securities, Inc., Asset-Backed Pass-Through Certificates
380,000	Series 2005-W3, Class M2, 1 Mo. CME Term SOFR + CSA + 0.69% (a)	5.39%	11/25/35	331,290

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	BCRED CLO LLC
$250,000	Series 2023-1A, Class A, 3 Mo. CME Term SOFR + 2.30% (a) (c)	6.92%	01/20/36	$252,695
	Boyce Park CLO Ltd.
375,000	Series 2022-1A, Class M2, IO (c)	0.00%	04/21/35	16,442
350,000	Series 2022-1A, Class SUB (c)	0.00%	04/21/35	246,078
	CIFC Funding Ltd.
300,000	Series 2022-2A, Class INCB (c)	0.00%	04/19/35	216,232
	CoreVest American Finance Trust
1,994,968	Series 2021-2, Class XA, IO (c) (e)	3.11%	07/15/54	87,980
	Credit-Based Asset Servicing and Securitization LLC
120,589	Series 2007-CB6, Class A1, 1 Mo. CME Term SOFR + CSA + 0.12% (a) (c)	4.97%	07/25/37	79,227
	Dryden 45 Senior Loan Fund
250,000	Series 2016-45A, Class CRR, 3 Mo. CME Term SOFR + 1.95% (a) (c)	6.61%	10/15/30	250,727
	First Franklin Mortgage Loan Trust
565,000	Series 2006-FF7, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	5.18%	05/25/36	481,033
	Flexential Issuer
300,000	Series 2021-1A, Class A2 (c)	3.25%	11/27/51	282,919
	GoldenTree Loan Management U.S. CLO Ltd.
350,000	Series 2024-20A, Class B, 3 Mo. CME Term SOFR + 1.80% (a) (c)	6.42%	07/20/37	352,882
	Golub Capital Partners CLO 42M-R
175,000	Series 2019-42RA, Class A2R, 3 Mo. CME Term SOFR + 2.75% (a) (c)	7.37%	01/20/36	177,840
	HSI Asset Securitization Corp. Trust
195,763	Series 2006-WMC1, Class A4, 1 Mo. CME Term SOFR + CSA + 0.50% (a)	5.20%	07/25/36	87,084
	Madison Park Funding XLV Ltd.
325,000	Series 2020-45A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.70% (a) (c)	6.62%	07/15/34	325,665
	Mastr Asset Backed Securities Trust
435,500	Series 2007-HE1, Class A4, 1 Mo. CME Term SOFR + CSA + 0.28% (a)	4.98%	05/25/37	367,121
	Merrill Lynch First Franklin Mortgage Loan Trust
306,790	Series 2007-1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.28% (a)	4.98%	04/25/37	136,592
254,021	Series 2007-3, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.26% (a)	4.96%	06/25/37	252,037
	Merrill Lynch Mortgage Investors Trust
1,062,333	Series 2006-HE6, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.30% (a)	4.20%	11/25/37	347,465
400,000	Series 2006-OPT1, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	5.18%	08/25/37	320,339
	Morgan Stanley Capital I, Inc., Trust
7,570	Series 2006-NC2, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.58% (a)	5.28%	02/25/36	7,500

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Navient Student Loan Trust
$320,000	Series 2015-3, Class B, 30 Day Average SOFR + CSA + 1.50% (a)	6.35%	10/25/58	$311,324
295,000	Series 2019-3A, Class B, 30 Day Average SOFR + CSA + 1.55% (a) (c)	6.40%	07/25/68	295,994
	Nelnet Student Loan Trust
353,604	Series 2005-4, Class B, 90 Day Average SOFR + CSA + 0.28% (a)	5.91%	09/22/35	320,841
	Oakwood Mortgage Investors, Inc.
502,273	Series 1999-C, Class A2	7.48%	08/15/27	389,881
582,662	Series 2001-C, Class A2	5.92%	06/15/31	42,675
	Ownit Mortgage Loan Trust
570,785	Series 2006-6, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.32% (a)	5.02%	09/25/37	252,149
	Park Avenue Institutional Advisers CLO Ltd.
150,000	Series 2018-1A, Class A2R, 3 Mo. CME Term SOFR + CSA + 1.60% (a) (c)	6.48%	10/20/31	150,236
	PRET LLC
309,654	Series 2022-RN1, Class A1, steps up to 6.72% on 02/25/25 (c) (k)	3.72%	07/25/51	308,328
	Progress Residential
360,000	Series 2021-SFR1, Class H (c)	5.00%	04/17/38	345,828
	PRPM LLC
271,655	Series 2021-11, Class A1, steps up to 6.49% on 11/25/25 (c) (k)	5.49%	11/25/26	271,461
	Sabey Data Center Issuer LLC
650,000	Series 2020-1, Class A2 (c)	3.81%	04/20/45	645,906
	Saxon Asset Securities Trust
47,023	Series 2005-1, Class M2, 1 Mo. CME Term SOFR + CSA + 0.72% (a)	0.36%	05/25/35	44,867
	Securitized Asset Backed Receivables LLC Trust
30,124	Series 2006-NC2, Class A3, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	5.18%	03/25/36	29,755
314,012	Series 2007-NC2, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.28% (a)	4.98%	01/25/37	268,652
	SLM Student Loan Trust
65,000	Series 2008-4, Class B, 90 Day Average SOFR + CSA + 1.85% (a)	7.30%	04/25/73	67,879
65,000	Series 2008-5, Class B, 90 Day Average SOFR + CSA + 1.85% (a)	7.30%	07/25/73	67,281
	Soundview Home Loan Trust
168,012	Series 2007-OPT3, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.17% (a)	4.87%	08/25/37	144,438
	Specialty Underwriting & Residential Finance Trust
380,782	Series 2006-AB3, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	5.18%	09/25/37	261,949
	Stratus CLO Ltd.
385,000	Series 2021-3A, Class SUB (c)	0.00%	12/29/29	578
	Textainer Marine Containers VII Ltd.
62,084	Series 2020-3A, Class A (c)	2.11%	09/20/45	57,785
	TIAA CLO IV Ltd.
250,000	Series 2018-1A, Class A2R, 3 Mo. CME Term SOFR + 1.75% (a) (c)	6.37%	01/20/32	250,580

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	VOYA CLO
$175,000	Series 2017-2A, Class A2AR, 3 Mo. CME Term SOFR + CSA + 1.65% (a) (c)	6.57%	06/07/30	$175,575
	Wachovia Student Loan Trust
384,641	Series 2006-1, Class B, 90 Day Average SOFR + CSA + 0.24% (a) (c)	5.69%	04/25/40	361,133
	Ziply Fiber Issuer LLC
150,000	Series 2024-1A, Class B (c)	7.81%	04/20/54	155,298
	Total Asset-Backed Securities			10,491,253
	(Cost $12,102,404)
U.S. GOVERNMENT BONDS AND NOTES — 3.6%
695,000	U.S. Treasury Bond	4.50%	11/15/54	709,606
445,000	U.S. Treasury Note	4.13%	11/15/27	445,156
365,000	U.S. Treasury Note	4.13%	10/31/29	365,613
850,000	U.S. Treasury Note	4.13%	11/30/29	851,893
314,000	U.S. Treasury Note	4.25%	11/15/34	315,447
	Total U.S. Government Bonds and Notes			2,687,715
	(Cost $2,649,305)
U.S. TREASURY BILLS — 2.5%
1,865,000	U.S. Treasury Bill	(b)	01/02/25	1,857,789
	(Cost $1,857,517)

Shares	Description	Value
MONEY MARKET FUNDS — 3.0%
2,230,049	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (l)	2,230,049
	(Cost $2,230,049)

	Total Investments — 115.1%	85,265,000
	(Cost $90,192,580)
	Net Other Assets and Liabilities — (15.1)%	(11,183,835)
	Net Assets — 100.0%	$74,081,165
Forward Foreign Currency Contracts at November 30, 2024:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 11/30/2024	Sale Value as of 11/30/2024	Unrealized Appreciation (Depreciation)
01/17/2025	GSIL	USD	383,529	EUR	348,000	$383,529	$368,558	$14,971
01/17/2025	Citi	USD	1,032,501	GBP	789,000	1,032,501	1,003,845	28,656
Net Unrealized Appreciation (Depreciation)								$43,627
Futures Contracts at November 30, 2024:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	90	Mar-2025	$18,549,844	$48,249

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Futures Contracts at November 30, 2024 (Continued):
Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 5-Year Treasury Notes	53	Mar-2025	$5,702,883	$43,493
Ultra 10-Year U.S. Treasury Notes	27	Mar-2025	3,099,515	55,545
		Total	$27,352,242	$147,287

(a)	Floating or variable rate security.
(b)	Zero coupon security.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2024, securities noted as such amounted to $15,701,945 or
21.2% of net assets.

(d)	Inverse floating rate security.
(e)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(f)	All or a portion of this security is part of a mortgage dollar roll agreement.
(g)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(j)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
November 30, 2024, securities noted as such are valued at $31 or 0.0% of net assets.

(k)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(l)	Rate shown reflects yield as of November 30, 2024.

Abbreviations throughout the Portfolio of Investments:
Citi	– Citibank N.A.
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
GSIL	– Goldman Sachs International, London
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To-Be-Announced Security
USD	– United States Dollar

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$50,463,889	$—	$50,463,889	$—
Mortgage-Backed Securities	17,534,305	—	17,534,305	—
Asset-Backed Securities	10,491,253	—	10,491,253	—
U.S. Government Bonds and Notes	2,687,715	—	2,687,715	—
U.S. Treasury Bills	1,857,789	—	1,857,789	—
Money Market Funds	2,230,049	2,230,049	—	—
Total Investments	85,265,000	2,230,049	83,034,951	—
Forward Foreign Currency Contracts	43,627	—	43,627	—
Futures Contracts	147,287	147,287	—	—
Total	$85,455,914	$2,377,336	$83,078,578	$—

Restricted Securities
As of November 30, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
GS Mortgage Securities Trust, Series 2011-GC5, Class XA, IO, 0.09%, 08/10/44	05/19/20	$1,123,081	$0.05	$0	$613	0.00%*
SMRT, Series 2022-MINI, Class XCP, IO, 01/15/39	01/24/22	105,000,000	0.00 **	0	110	0.00 *
				$0	$723	0.00%*

*	Amount is less than 0.01%.
**	Amount is less than $0.01.

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments
November 30, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) — 67.9%
	Angola — 1.1%
$200,000	Angolan Government International Bond (b)	8.00%	11/26/29	$181,926
290,000	Angolan Government International Bond, Series REGS (b)	8.75%	04/14/32	260,571
				442,497
	Argentina — 2.5%
552,371	Argentine Republic Government International Bond, steps up to 1.75% on 07/09/27 (c)	0.75%	07/09/30	407,516
483,144	Argentine Republic Government International Bond, steps up to 4.75% on 07/09/27 (c)	4.13%	07/09/35	306,555
387,072	Argentine Republic Government International Bond (c)	5.00%	01/09/38	261,200
				975,271
	Bahrain — 2.7%
600,000	Bahrain Government International Bond (b)	6.75%	09/20/29	616,323
245,000	Bahrain Government International Bond (b)	5.63%	05/18/34	227,057
225,000	Bahrain Government International Bond (d)	7.50%	02/12/36	235,686
				1,079,066
	Brazil — 2.3%
200,000	Brazilian Government International Bond	3.88%	06/12/30	181,282
360,000	Brazilian Government International Bond	6.00%	10/20/33	355,142
200,000	Brazilian Government International Bond	5.00%	01/27/45	157,110
200,000	Brazilian Government International Bond	7.13%	05/13/54	198,513
				892,047
	Chile — 0.5%
240,000	Chile Government International Bond	3.86%	06/21/47	190,565
	Colombia — 1.3%
244,000	Colombia Government International Bond	7.38%	09/18/37	239,837
275,000	Colombia Government International Bond	8.75%	11/14/53	289,220
				529,057
	Costa Rica — 0.9%
350,000	Costa Rica Government International Bond (d)	7.30%	11/13/54	370,913
	Dominican Republic — 2.2%
325,000	Dominican Republic International Bond (d)	4.50%	01/30/30	303,453
200,000	Dominican Republic International Bond (d)	4.88%	09/23/32	183,518
150,000	Dominican Republic International Bond (b)	6.85%	01/27/45	154,549
210,000	Dominican Republic International Bond (b)	6.40%	06/05/49	206,738
				848,258
	Ecuador — 1.5%
122,000	Ecuador Government International Bond (b)	(e)	07/31/30	66,164
100,118	Ecuador Government International Bond (b) (c)	6.90%	07/31/30	67,952
407,746	Ecuador Government International Bond, steps up to 6.90% on 07/31/25 (c) (d)	5.50%	07/31/35	225,437
119,000	Ecuador Government International Bond, steps up to 6.90% on 07/31/25 (b) (c)	5.50%	07/31/35	65,793
333,482	Ecuador Government International Bond, steps up to 5.50% on 07/31/26 (b) (c)	5.00%	07/31/40	168,183
				593,529
	Egypt — 3.8%
300,000	Egypt Government International Bond (b)	7.60%	03/01/29	292,282
400,000	Egypt Government International Bond (d)	7.05%	01/15/32	351,116

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Egypt (Continued)
$200,000	Egypt Government International Bond (b)	7.63%	05/29/32	$180,070
616,000	Egypt Government International Bond (b)	7.30%	09/30/33	531,313
200,000	Egypt Government International Bond (b)	8.50%	01/31/47	161,462
				1,516,243
	El Salvador — 1.4%
10,000	El Salvador Government International Bond (b)	8.63%	02/28/29	10,275
68,000	El Salvador Government International Bond (b)	8.25%	04/10/32	68,094
35,000	El Salvador Government International Bond (b)	7.65%	06/15/35	33,176
150,000	El Salvador Government International Bond (b)	7.12%	01/20/50	126,607
150,000	El Salvador Government International Bond (b)	9.50%	07/15/52	155,786
150,000	El Salvador Government International Bond (d)	9.65%	11/21/54	158,113
				552,051
	Gabon — 1.4%
700,000	Gabon Government International Bond (b)	6.63%	02/06/31	548,091
	Ghana — 0.8%
27,212	Ghana Government International Bond (d)	(e)	07/03/26	25,417
113,896	Ghana Government International Bond, steps up to 6.00% on 07/03/28 (c) (d)	5.00%	07/03/29	100,259
46,367	Ghana Government International Bond (d)	(e)	01/03/30	36,597
227,951	Ghana Government International Bond, steps up to 6.00% on 07/03/28 (c) (d)	5.00%	07/03/35	162,570
				324,843
	Guatemala — 1.9%
200,000	Guatemala Government Bond (d)	6.05%	08/06/31	198,500
200,000	Guatemala Government Bond (b)	5.38%	04/24/32	192,045
200,000	Guatemala Government Bond (d)	3.70%	10/07/33	165,675
200,000	Guatemala Government Bond (d)	6.55%	02/06/37	200,600
				756,820
	Honduras — 0.4%
150,000	Honduras Government International Bond (d)	8.63%	11/27/34	149,963
	Hungary — 1.1%
200,000	Hungary Government International Bond (d)	6.75%	09/25/52	211,340
200,000	Magyar Export-Import Bank Zrt (d)	6.13%	12/04/27	202,878
				414,218
	Indonesia — 2.8%
225,000	Indonesia Government International Bond	4.40%	03/10/29	221,788
200,000	Indonesia Government International Bond	2.85%	02/14/30	181,739
200,000	Indonesia Government International Bond	4.70%	02/10/34	195,060
200,000	Indonesia Government International Bond	5.65%	01/11/53	206,632
300,000	Indonesia Government International Bond	5.15%	09/10/54	290,247
				1,095,466
	Israel — 3.4%
200,000	Israel Government International Bond, Series 5Y	5.38%	03/12/29	202,501
460,000	Israel Government International Bond, Series 10Y	5.50%	03/12/34	461,840
400,000	Israel Government International Bond, Series 30Y	5.75%	03/12/54	384,102
400,000	Israel Government International Bond, Series 100Y	4.50%	04/03/2120	294,477
				1,342,920

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Jordan — 1.0%
$200,000	Jordan Government International Bond (b)	7.50%	01/13/29	$204,915
200,000	Jordan Government International Bond (b)	7.38%	10/10/47	185,917
				390,832
	Kenya — 0.7%
280,000	Republic of Kenya Government International Bond (b)	9.75%	02/16/31	280,616
	Mexico — 0.8%
350,000	Mexico Government International Bond	6.34%	05/04/53	327,390
	Morocco — 0.5%
200,000	Morocco Government International Bond (d)	5.95%	03/08/28	203,247
	Mozambique — 0.4%
200,000	Mozambique International Bond (b) (c)	9.00%	09/15/31	166,783
	Nigeria — 1.8%
200,000	Nigeria Government International Bond (d)	6.13%	09/28/28	182,336
370,000	Nigeria Government International Bond (b)	8.38%	03/24/29	359,494
200,000	Nigeria Government International Bond (b)	8.25%	09/28/51	158,985
				700,815
	Oman — 2.6%
200,000	Oman Government International Bond (b)	6.00%	08/01/29	205,596
593,000	Oman Government International Bond (b)	6.25%	01/25/31	620,068
200,000	Oman Government International Bond (b)	6.50%	03/08/47	204,407
				1,030,071
	Pakistan — 1.0%
200,000	Pakistan Government International Bond (b)	6.88%	12/05/27	180,237
270,000	Pakistan Government International Bond (b)	8.88%	04/08/51	211,086
				391,323
	Panama — 2.5%
200,000	Panama Government International Bond	7.50%	03/01/31	211,197
550,000	Panama Government International Bond	2.25%	09/29/32	407,632
250,000	Panama Government International Bond	4.50%	04/16/50	169,072
200,000	Panama Government International Bond	7.88%	03/01/57	209,204
				997,105
	Peru — 1.5%
224,000	Peruvian Government International Bond	2.78%	01/23/31	195,343
270,000	Peruvian Government International Bond	3.55%	03/10/51	193,944
200,000	Peruvian Government International Bond	5.88%	08/08/54	200,917
				590,204
	Philippines — 1.6%
240,000	Philippine Government International Bond	4.75%	03/05/35	234,497
400,000	Philippine Government International Bond	5.50%	01/17/48	408,982
				643,479
	Poland — 0.8%
122,000	Republic of Poland Government International Bond	4.63%	03/18/29	121,631
176,000	Republic of Poland Government International Bond	4.88%	10/04/33	173,447
				295,078
	Romania — 2.2%
290,000	Romanian Government International Bond (d)	5.88%	01/30/29	287,881
80,000	Romanian Government International Bond (d)	7.13%	01/17/33	83,018

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Romania (Continued)
$238,000	Romanian Government International Bond (d)	6.38%	01/30/34	$233,610
238,000	Romanian Government International Bond (d)	7.63%	01/17/53	251,493
				856,002
	Saudi Arabia — 3.1%
515,000	Saudi Government International Bond (b)	5.00%	01/16/34	514,811
700,000	Saudi Government International Bond (d)	5.75%	01/16/54	690,813
				1,205,624
	Senegal — 2.2%
200,000	Senegal Government International Bond, Series 7Y (b)	7.75%	06/10/31	188,123
610,000	Senegal Government International Bond (b)	6.25%	05/23/33	514,502
200,000	Senegal Government International Bond (b)	6.75%	03/13/48	145,065
				847,690
	South Africa — 2.4%
200,000	Republic of South Africa Government International Bond	4.85%	09/30/29	189,573
400,000	Republic of South Africa Government International Bond	5.88%	06/22/30	392,251
450,000	Republic of South Africa Government International Bond	5.65%	09/27/47	355,491
				937,315
	Sri Lanka — 1.1%
200,000	Sri Lanka Government International Bond (b)	6.20%	05/11/27	134,369
455,000	Sri Lanka Government International Bond (b)	7.55%	03/28/30	308,225
				442,594
	Turkey — 2.7%
400,000	Istanbul Metropolitan Municipality (d)	10.50%	12/06/28	437,794
400,000	Turkiye Government International Bond	7.13%	07/17/32	405,639
300,000	Turkiye Government International Bond, Series 30Y	5.75%	05/11/47	234,062
				1,077,495
	Ukraine — 3.6%
135,000	Ukraine Government International Bond, steps up to 3.00% on 02/01/27 (b) (c)	(e)	02/01/30	69,010
303,278	Ukraine Government International Bond, steps up to 3.00% on 02/01/27 (c) (d)	(e)	02/01/34	120,932
114,435	Ukraine Government International Bond, steps up to 4.50% on 08/01/25 (c) (d)	1.75%	02/01/34	59,968
99,107	Ukraine Government International Bond, steps up to 3.00% on 02/01/27 (c) (d)	(e)	02/01/35	58,111
251,406	Ukraine Government International Bond, steps up to 4.50% on 08/01/25 (c) (d)	1.75%	02/01/35	129,458
82,589	Ukraine Government International Bond, steps up to 3.00% on 02/01/27 (c) (d)	(e)	02/01/36	48,200
164,392	Ukraine Government International Bond, steps up to 4.50% on 08/01/25 (c) (d)	1.75%	02/01/36	83,408
1,135,000	Ukraine Government International Bond (b) (f)		08/01/41	861,732
				1,430,819
	United Arab Emirates — 1.4%
200,000	Finance Department Government of Sharjah (d)	6.50%	11/23/32	210,641
200,000	Finance Department Government of Sharjah (d)	6.13%	03/06/36	199,974
200,000	Finance Department Government of Sharjah (b)	4.00%	07/28/50	134,121
				544,736

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Uruguay — 1.2%
$210,000	Oriental Republic of Uruguay	5.25%	09/10/60	$200,970
73,000	Uruguay Government International Bond	5.10%	06/18/50	70,170
232,608	Uruguay Government International Bond	4.98%	04/20/55	215,730
				486,870
	Uzbekistan — 0.4%
200,000	Republic of Uzbekistan International Bond (b)	3.90%	10/19/31	167,948
	Venezuela — 0.4%
98,600	Venezuela Government International Bond (b) (g)	7.75%	10/13/19	11,968
290,900	Venezuela Government International Bond (b) (g)	8.25%	10/13/24	37,635
40,000	Venezuela Government International Bond (b) (g)	11.75%	10/21/26	5,920
236,100	Venezuela Government International Bond (g)	9.25%	09/15/27	35,031
437,700	Venezuela Government International Bond (b) (g)	9.25%	05/07/28	59,912
77,200	Venezuela Government International Bond (b) (g)	11.95%	08/05/31	11,146
				161,612
	Total Foreign Sovereign Bonds and Notes			26,797,466
	(Cost $25,529,752)
FOREIGN CORPORATE BONDS AND NOTES (a) — 27.9%
	Airlines — 0.6%
200,000	Air Baltic Corp. AS (EUR) (d)	14.50%	08/14/29	236,553
	Banks — 5.2%
200,000	Akbank TAS (d) (h)	9.37%	(i)	204,776
200,000	Banco de Credito del Peru S.A. (d) (h)	5.80%	03/10/35	195,900
200,000	Banco Mercantil del Norte S.A. (d) (h)	8.38%	(i)	199,449
230,000	Bank Gospodarstwa Krajowego (d)	5.75%	07/09/34	234,018
200,000	Bank Gospodarstwa Krajowego (d)	6.25%	07/09/54	204,324
200,000	BBVA Bancomer S.A. (b) (h)	5.13%	01/18/33	187,621
200,000	Turkiye Vakiflar Bankasi TAO (d) (h)	10.12%	(i)	211,346
200,000	Turkiye Vakiflar Bankasi TAO (d) (h)	8.99%	10/05/34	207,267
200,000	Yapi ve Kredi Bankasi AS (d) (h)	9.74%	(i)	207,276
200,000	Yapi ve Kredi Bankasi AS (d) (h)	9.25%	01/17/34	210,407
				2,062,384
	Chemicals — 0.5%
200,000	OCP (d)	7.50%	05/02/54	207,292
	Distribution/Wholesale — 0.5%
200,000	Telecommunications Telekom Srbija AD Belgrade (d)	7.00%	10/28/29	200,938
	Electric — 4.1%
200,000	AES Andes S.A. (d)	6.30%	03/15/29	203,132
200,000	AES Andes S.A. (d) (h)	8.15%	06/10/55	204,949
200,000	Comision Federal de Electricidad (d)	6.45%	01/24/35	192,516
200,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (d)	7.25%	01/31/41	200,080
200,000	Mazoon Assets Co. SAOC (d)	5.50%	02/14/29	201,411
200,000	MVM Energetika Zrt (b)	6.50%	03/13/31	204,128
200,000	Niagara Energy SAC (d)	5.75%	10/03/34	196,213
200,000	Termocandelaria Power S.A. (d)	7.75%	09/17/31	202,966
				1,605,395
	Engineering & Construction — 0.5%
200,000	TAV Havalimanlari Holding AS (b)	8.50%	12/07/28	208,380

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (a) (Continued)
	Food — 0.5%
$200,000	Minerva Luxembourg S.A. (d)	8.88%	09/13/33	$211,172
	Gas — 0.5%
215,000	China Oil & Gas Group Ltd. (b)	4.70%	06/30/26	200,061
	Iron/Steel — 1.0%
200,000	CSN Resources S.A. (b)	4.63%	06/10/31	160,793
247,676	Samarco Mineracao S.A., (9.00% PIK) (d) (j)	9.00%	06/30/31	240,910
				401,703
	Lodging — 0.5%
200,000	Fortune Star BVI Ltd. (b)	5.00%	05/18/26	190,757
	Mining — 3.7%
200,000	Antofagasta PLC (d)	6.25%	05/02/34	206,813
200,000	Aris Mining Corp. (d)	8.00%	10/31/29	201,122
200,000	Corp. Nacional del Cobre de Chile (b)	6.44%	01/26/36	208,654
200,000	Corp. Nacional del Cobre de Chile (b)	3.70%	01/30/50	140,621
200,000	Corp. Nacional del Cobre de Chile (b)	6.30%	09/08/53	201,709
200,000	First Quantum Minerals Ltd. (d)	8.63%	06/01/31	205,993
300,000	Freeport Indonesia PT (d)	5.32%	04/14/32	298,872
				1,463,784
	Oil & Gas — 6.2%
200,000	Adnoc Murban Rsc Ltd. (d)	4.50%	09/11/34	192,031
235,000	Adnoc Murban Rsc Ltd. (d)	5.13%	09/11/54	221,883
255,000	Ecopetrol S.A.	8.38%	01/19/36	251,357
217,000	Ecopetrol S.A.	5.88%	05/28/45	155,011
110,000	Ecopetrol SA	7.75%	02/01/32	108,073
200,000	KazMunayGas National Co. JSC (b)	5.38%	04/24/30	197,956
200,000	KazMunayGas National Co. JSC (b)	5.75%	04/19/47	179,278
200,000	NAK Naftogaz Ukraine via Kondor Finance PLC (b)	7.63%	11/08/28	152,826
196,338	Petroleos de Venezuela S.A. (b) (g)	9.00%	11/17/21	19,703
114,385	Petroleos de Venezuela S.A. (b) (g)	6.00%	05/16/24	10,581
107,100	Petroleos de Venezuela S.A. (b) (g)	5.38%	04/12/27	9,914
47,000	Petroleos Mexicanos	6.50%	03/13/27	45,885
33,275	Petroleos Mexicanos	8.75%	06/02/29	33,785
174,000	Petroleos Mexicanos	5.95%	01/28/31	149,776
217,000	Petroleos Mexicanos	6.70%	02/16/32	192,420
168,000	Petroleos Mexicanos	6.63%	06/15/35	137,877
70,000	Petroleos Mexicanos	6.38%	01/23/45	48,753
92,000	Petroleos Mexicanos	6.75%	09/21/47	66,058
88,000	Petroleos Mexicanos	7.69%	01/23/50	68,979
200,000	Saudi Arabian Oil Co. (d)	5.25%	07/17/34	201,843
				2,443,989
	Oil & Gas Services — 0.3%
100,000	Yinson Boronia Production B.V. (d)	8.95%	07/31/42	106,620
	Pipelines — 2.9%
236,198	Acu Petroleo Luxembourg Sarl (d)	7.50%	01/13/32	234,641
290,000	Galaxy Pipeline Assets Bidco Ltd. (d)	2.63%	03/31/36	241,162
179,948	Galaxy Pipeline Assets Bidco Ltd. (d)	2.94%	09/30/40	146,100
490,000	Greensaif Pipelines Bidco Sarl (d)	6.13%	02/23/38	501,875
				1,123,778

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (a) (Continued)
	Real Estate — 0.4%
$200,000	NWD Finance BVI Ltd. (b) (h)	5.25%	(i)	$142,954
	Telecommunications — 0.5%
200,000	Sable International Finance (d)	7.13%	10/15/32	200,524
	Total Foreign Corporate Bonds and Notes			11,006,284
	(Cost $10,745,265)
CORPORATE BONDS AND NOTES — 0.5%
	Oil & Gas — 0.5%
204,000	Gran Tierra Energy, Inc. (d)	9.50%	10/15/29	194,703
	(Cost $187,631)

Shares	Description	Value
MONEY MARKET FUNDS — 2.0%
795,030	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (k)	795,030
	(Cost $795,030)

	Total Investments — 98.3%	38,793,483
	(Cost $37,257,678)
	Net Other Assets and Liabilities — 1.7%	654,016
	Net Assets — 100.0%	$39,447,499
Forward Foreign Currency Contracts at November 30, 2024:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 11/30/2024	Sale Value as of 11/30/2024	Unrealized Appreciation (Depreciation)
04/02/2025	MSCS	USD	260,170	EUR	231,000	$260,170	$245,611	$14,559

(a)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933” Act).
(c)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust
Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At
November 30, 2024, securities noted as such amounted to $14,089,996 or 35.7% of net assets.

(e)	Zero coupon security.
(f)	Floating or variable rate security.
(g)	This issuer is in default.
(h)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at November 30, 2024.
At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(i)	Perpetual maturity.
(j)	The issuer will pay interest in cash and/or in PIK interest.
(k)	Rate shown reflects yield as of November 30, 2024.

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
MSCS	– Morgan Stanley Capital Services LLC
PIK	– Payment-in-kind
USD	– United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$26,797,466	$—	$26,797,466	$—
Foreign Corporate Bonds and Notes**	11,006,284	—	11,006,284	—
Corporate Bonds and Notes**	194,703	—	194,703	—
Money Market Funds	795,030	795,030	—	—
Total Investments	38,793,483	795,030	37,998,453	—
Forward Foreign Currency Contracts	14,559	—	14,559	—
Total	$38,808,042	$795,030	$38,013,012	$—

*	See Portfolio of Investments for country breakout.
**	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund VIII
Additional Information
November 30, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.